UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-624-6782

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2012 is filed herewith.

MainStay 130/30 Core Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 133.4% †
	Aerospace & Defense 1.3%
	BE Aerospace, Inc. (a)	24,704	$1,042,509
	Exelis, Inc. (b)	69,466	693,965
	General Dynamics Corp.	234	16,183
	Goodrich Corp. (b)	2,114	263,722
	Honeywell International, Inc.	21,307	1,236,658
	L-3 Communications Holdings, Inc.	1,585	112,123
	Textron, Inc.	92,737	2,362,939
	United Technologies Corp.	2,476	193,995
			5,922,094
	Air Freight & Logistics 0.6%
	FedEx Corp. (b)	29,017	2,654,765

	Airlines 1.2%
	Copa Holdings S.A. Class A	25,028	1,705,408
	Southwest Airlines Co.	120,460	1,154,007
	United Continental Holdings, Inc. (a)(b)	113,473	2,621,226
			5,480,641
	Auto Components 0.6%
	Autoliv, Inc. (b)	14,059	886,982
	Federal-Mogul Corp. (a)	4,960	82,287
	Lear Corp.	21,187	887,735
	TRW Automotive Holdings Corp. (a)	21,636	811,783
			2,668,787
	Automobiles 0.1%
	General Motors Co. (a)	575	13,811
	Harley-Davidson, Inc.	6,679	295,145
	Thor Industries, Inc.	2,707	82,997
			391,953
	Beverages 2.4%
	Coca-Cola Co. (The)	34,080	2,301,422
	Coca-Cola Enterprises, Inc. (b)	49,334	1,321,658
	Constellation Brands, Inc. Class A (a)(b)	113,781	2,378,023
	Dr. Pepper Snapple Group, Inc.	26,426	1,025,857
	Monster Beverage Corp. (a)	2,508	262,111
	PepsiCo., Inc. (b)	56,249	3,693,872
			10,982,943
	Biotechnology 3.2%
	Amgen, Inc. (b)	35,586	2,416,645
	Amylin Pharmaceuticals, Inc. (a)	83,452	1,187,522
	Biogen Idec, Inc. (a)	23,505	2,771,710
	Celgene Corp. (a)(b)	23,169	1,684,386
	Gilead Sciences, Inc. (a)(b)	66,688	3,257,042
	Myriad Genetics, Inc. (a)	87,193	2,062,986
	United Therapeutics Corp. (a)(b)	22,577	1,110,337
			14,490,628
	Building Products 0.7%
	Fortune Brands Home & Security, Inc. (a)	97,663	1,813,602
	Masco Corp.	121,230	1,463,246
			3,276,848
	Capital Markets 2.0%
	American Capital Ltd. (a)	95,264	783,070
	Ameriprise Financial, Inc. (b)	454	24,312
	Bank of New York Mellon Corp. (The)	76,985	1,549,708
	BlackRock, Inc.	1,445	262,990
	Charles Schwab Corp. (The)	94,350	1,099,178
	Franklin Resources, Inc.	794	84,243
	Janus Capital Group, Inc.	58,103	457,271
	Northern Trust Corp.	24,819	1,022,791
	Raymond James Financial, Inc. (b)	21,128	739,480
	SEI Investments Co.	1,841	33,819
	State Street Corp.	34,304	1,344,031
	TD Ameritrade Holding Corp. (b)	64,304	1,035,937
	Waddell & Reed Financial, Inc. Class A (b)	22,738	624,158
			9,060,988
	Chemicals 2.7%
	Airgas, Inc.	1,745	137,733
	CF Industries Holdings, Inc.	6,979	1,237,935
	Eastman Chemical Co. (b)	18,557	933,788
	Lyondell Chemical Co.	50,088	2,158,793
	Monsanto Co.	20,886	1,713,696
	Mosaic Co. (The) (b)	23,881	1,336,620
	PPG Industries, Inc. (b)	4,358	390,390
	Rockwood Holdings, Inc. (a)(b)	48,105	2,429,302
	W.R. Grace & Co. (a)(b)	36,195	1,937,880
			12,276,137
	Commercial Banks 3.1%
	BB&T Corp.	4,954	134,699
	Comerica, Inc. (b)	27,886	771,606
	East West Bancorp, Inc.	19,590	430,196
	First Citizens BancShares, Inc. Class A	4,022	709,561
	Huntington Bancshares, Inc.	53,636	306,262
	KeyCorp (b)	206,304	1,602,982
	PNC Financial Services Group, Inc. (b)	18,849	1,110,583
	Regions Financial Corp.	206,474	1,077,794
	SunTrust Banks, Inc.	42	864
	TCF Financial Corp.	17,898	179,696
	U.S. Bancorp	8,522	240,491
¤	Wells Fargo & Co. (b)	241,936	7,066,951
	Zions Bancorp	49,037	825,783
			14,457,468
	Commercial Services & Supplies 0.5%
	Cintas Corp. (b)	4,511	167,132
	Copart, Inc. (a)	889	41,819
	Corrections Corp. of America (a)	80,835	1,902,047
	KAR Auction Services, Inc. (a)	7,838	115,532
	R.R. Donnelley & Sons Co.	4,649	52,813
			2,279,343
	Communications Equipment 2.3%
	Brocade Communications Systems, Inc. (a)	381,365	2,139,458
¤	Cisco Systems, Inc. (b)	298,847	5,866,366
	EchoStar Corp. Class A (a)	17,412	456,717
	Juniper Networks, Inc. (a)(b)	48,117	1,007,089
	Motorola Mobility Holdings, Inc. (a)(b)	5,038	194,618
	Polycom, Inc. (a)	2,041	40,718
	QUALCOMM, Inc. (b)	16,828	989,823
			10,694,789
	Computers & Peripherals 6.2%
¤	Apple, Inc. (a)(b)	36,271	16,556,986
	Dell, Inc. (a)	130,026	2,240,348
	Hewlett-Packard Co. (b)	115,650	3,235,887
	Lexmark International, Inc. Class A (b)	62,780	2,191,022
	NetApp, Inc. (a)(b)	64,262	2,425,248
	QLogic Corp. (a)	850	14,722
	SanDisk Corp. (a)	12,686	582,034
	Western Digital Corp. (a)	29,534	1,073,561
			28,319,808
	Construction & Engineering 0.9%
	Chicago Bridge & Iron Co. N.V. (b)	23,419	997,181
	Fluor Corp.	32,508	1,828,250
	URS Corp. (a)(b)	36,016	1,482,058
			4,307,489
	Consumer Finance 0.7%
	American Express Co. (b)	59,991	3,007,949
	Discover Financial Services (b)	15,761	428,384
			3,436,333
	Containers & Packaging 0.0%‡
	Sealed Air Corp. (b)	406	8,092
	Silgan Holdings, Inc.	308	12,800
	Temple-Inland, Inc.	3,537	112,795
			133,687
	Diversified Consumer Services 1.2%
	Apollo Group, Inc. Class A (a)	27,252	1,428,277
	Career Education Corp. (a)(b)	130,508	1,319,436
	DeVry, Inc. (b)	36,901	1,393,382
	H&R Block, Inc.	45,676	747,259
	ITT Educational Services, Inc. (a)	10,515	692,623
			5,580,977
	Diversified Financial Services 3.5%
	Bank of America Corp.	455,849	3,250,203
	CBOE Holdings, Inc.	17,048	436,258
	Citigroup, Inc.	21,605	663,706
	Interactive Brokers Group, Inc.	32,523	491,748
¤	JPMorgan Chase & Co. (b)	153,709	5,733,346
	Leucadia National Corp.	15,585	432,640
	Moody's Corp. (b)	25,675	955,880
	NASDAQ OMX Group, Inc. (The) (a)(b)	69,992	1,734,402
	NYSE Euronext (b)	88,540	2,351,622
			16,049,805
	Diversified Telecommunication Services 2.1%
	AT&T, Inc. (b)	131,837	3,877,326
	CenturyLink, Inc.	2,183	80,836
	Verizon Communications, Inc. (b)	150,495	5,667,642
			9,625,804
	Electric Utilities 0.3%
	FirstEnergy Corp. (b)	21,812	920,903
	N.V. Energy, Inc.	5,870	95,094
	Progress Energy, Inc.	3,000	162,990
			1,178,987
	Electrical Equipment 0.4%
	Emerson Electric Co.	32,621	1,676,067

	Electronic Equipment & Instruments 0.9%
	Ingram Micro, Inc. Class A (a)	39,003	740,277
	Itron, Inc. (a)(b)	1,155	44,802
	Jabil Circuit, Inc. (b)	75,327	1,706,910
	Tech Data Corp. (a)(b)	12,665	657,567
	Vishay Intertechnology, Inc. (a)	61,779	758,646
			3,908,202
	Energy Equipment & Services 4.1%
	Diamond Offshore Drilling, Inc.	14,193	884,224
	Halliburton Co. (b)	93,337	3,432,935
	Helmerich & Payne, Inc. (b)	38,718	2,389,288
	Nabors Industries, Ltd. (a)	124,613	2,320,294
	National-Oilwell Varco, Inc. (b)	11,398	843,224
	Oceaneering International, Inc.	22,798	1,107,755
	Patterson-UTI Energy, Inc. (b)	112,724	2,127,102
	RPC, Inc. (b)	75,650	1,153,662
	Schlumberger, Ltd. (b)	16,094	1,209,786
	Superior Energy Services, Inc. (a)(b)	65,873	1,878,039
	Unit Corp. (a)	35,703	1,615,561
			18,961,870
	Food & Staples Retailing 2.8%
	Costco Wholesale Corp. (b)	41,132	3,383,930
	CVS Caremark Corp. (b)	28,239	1,178,978
	Kroger Co. (The)	81,535	1,937,272
	Safeway, Inc. (b)	89,852	1,974,947
	SUPERVALU, Inc.	175,134	1,210,176
	Wal-Mart Stores, Inc.	22,376	1,372,991
	Walgreen Co. (b)	49,003	1,634,740
			12,693,034
	Food Products 1.8%
	ConAgra Foods, Inc. (b)	85,157	2,271,137
	Dean Foods Co. (a)	168,510	1,813,168
	Flowers Foods, Inc. (b)	4,206	81,386
	Ralcorp Holdings, Inc. (a)	465	40,664
	Smithfield Foods, Inc. (a)(b)	74,871	1,671,869
	Tyson Foods, Inc. Class A (b)	118,553	2,209,828
			8,088,052
	Gas Utilities 0.1%
	Atmos Energy Corp.	2,717	88,058
	ONEOK, Inc. (b)	5,655	470,270
			558,328
	Health Care Equipment & Supplies 1.6%
	Alere, Inc. (a)	12,884	311,149
	Becton, Dickinson & Co.	70	5,489
	C.R. Bard, Inc. (b)	27,275	2,523,483
	Cooper Cos., Inc. (The)	15,707	1,133,103
	Covidien PLC	9,114	469,371
	Hill-Rom Holdings, Inc. (b)	41,048	1,354,994
	ResMed, Inc. (a)	43,583	1,265,214
	St. Jude Medical, Inc. (b)	10,080	420,437
			7,483,240
	Health Care Providers & Services 4.9%
	Aetna, Inc. (b)	62,452	2,729,152
	AMERIGROUP Corp. (a)	33,315	2,265,753
	AmerisourceBergen Corp. (b)	53,961	2,102,860
	Community Health Systems, Inc. (a)	12,828	239,884
	Coventry Health Care, Inc. (a)(b)	55,187	1,659,473
	Health Management Associates, Inc. Class A (a)	55,385	355,018
	Health Net, Inc. (a)	13,878	523,756
	Humana, Inc.	13,683	1,218,061
	LifePoint Hospitals, Inc. (a)	2,621	105,338
	Lincare Holdings, Inc. (b)	28,091	721,658
	McKesson Corp. (b)	36,317	2,967,825
	Omnicare, Inc. (b)	70,110	2,301,711
	UnitedHealth Group, Inc.	76,802	3,977,576
	WellPoint, Inc.	22,382	1,439,610
			22,607,675
	Health Care Technology 0.1%
	Allscripts-Misys Healthcare Solutions, Inc. (a)	11,653	222,805
	Cerner Corp. (a)(b)	5,275	321,195
	SXC Health Solutions Corp. (a)	609	38,404
			582,404
	Hotels, Restaurants & Leisure 4.2%
	Brinker International, Inc. (b)	71,617	1,851,300
	Darden Restaurants, Inc.	16,850	772,910
	International Game Technology (b)	125,358	1,996,953
	Las Vegas Sands Corp. (a)	8,197	402,555
	Marriott International, Inc. Class A (b)	25,703	885,468
	Marriott Vacations Worldwide Corp. (a)	24,855	515,741
	McDonald's Corp. (b)	20,519	2,032,407
	MGM Resorts International (a)(b)	50,405	657,785
	Panera Bread Co. Class A (a)	1,664	246,688
	Penn National Gaming, Inc. (a)(b)	50,347	2,061,206
	Royal Caribbean Cruises, Ltd.	21,521	584,941
	Wendy's Co. (The)	343,245	1,609,819
	WMS Industries, Inc. (a)(b)	14,693	321,630
	Wyndham Worldwide Corp. (b)	63,581	2,527,981
	Wynn Resorts, Ltd.	20,354	2,345,391
	Yum! Brands, Inc.	7,889	499,610
			19,312,385
	Household Durables 0.9%
	Garmin, Ltd.	58,782	2,451,209
	Harman International Industries, Inc. (b)	36,760	1,551,272
	Leggett & Platt, Inc.	10,078	216,274
			4,218,755
	Household Products 0.8%
	Procter & Gamble Co. (The) (b)	59,949	3,779,185

	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The) (a)(b)	38,757	494,539
	Constellation Energy Group, Inc. (b)	24,274	884,302
	NRG Energy, Inc. (a)	11,787	198,965
			1,577,806
	Industrial Conglomerates 2.1%
	3M Co.	21,418	1,857,155
	Danaher Corp. (b)	7,271	381,800
	General Electric Co. (b)	231,937	4,339,541
	Tyco International, Ltd.	61,517	3,134,291
			9,712,787
	Insurance 5.6%
	ACE, Ltd. (b)	10,470	728,712
	Aflac, Inc. (b)	16,485	795,072
	Allied World Assurance Co. Holdings, Ltd.	29,960	1,843,439
	American Financial Group, Inc. (b)	8,164	299,374
	American International Group, Inc. (a)(b)	9,616	241,458
	Arch Capital Group, Ltd. (a)	31,689	1,142,388
	Assured Guaranty, Ltd.	51,692	801,743
	Berkshire Hathaway, Inc. Class B (a)(b)	30,357	2,379,078
	Chubb Corp. (The)	9,726	655,630
	Endurance Specialty Holdings, Ltd.	20,912	782,109
	Fidelity National Financial, Inc. Class A	96,065	1,747,422
	Hartford Financial Services Group, Inc. (The)	56,225	985,062
	Kemper Corp.	699	20,809
	Lincoln National Corp.	115,117	2,479,620
	MetLife, Inc. (b)	52,717	1,862,492
	Principal Financial Group, Inc. (b)	97,129	2,652,593
	Protective Life Corp.	21,943	548,794
	Prudential Financial, Inc. (b)	26,750	1,531,170
	Reinsurance Group of America, Inc.	346	18,853
	StanCorp Financial Group, Inc.	30,041	1,161,385
	Travelers Cos., Inc. (The) (b)	51,737	3,016,267
	Unum Group	35	799
			25,694,269
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	2,252	437,879
	Expedia, Inc.	15,547	503,256
	Liberty Interactive Corp. (a)	153,699	2,631,327
			3,572,462
	Internet Software & Services 2.5%
	AOL, Inc. (a)	42,379	686,963
	eBay, Inc. (a)(b)	21,996	695,073
¤	Google, Inc. Class A (a)(b)	11,544	6,696,790
	IAC/InterActiveCorp	19,924	858,127
	Monster Worldwide, Inc. (a)	73,483	529,078
	VistaPrint N.V. (a)	36,373	1,301,426
	WebMD Health Corp. (a)(b)	23,903	670,240
			11,437,697
	IT Services 6.2%
	Accenture PLC Class A	58,695	3,365,571
	Alliance Data Systems Corp. (a)(b)	22,396	2,481,477
	Amdocs, Ltd. (a)	39,856	1,173,361
	Booz Allen Hamilton Holding Corp. (a)(b)	78,836	1,387,514
	Computer Sciences Corp.	36,611	945,662
	DST Systems, Inc.	37,311	1,821,150
	Global Payments, Inc.	19,922	996,498
¤	International Business Machines Corp. (b)	51,512	9,921,211
	Lender Processing Services, Inc.	37,557	624,573
	MasterCard, Inc. Class A	4,174	1,484,149
	NeuStar, Inc. Class A (a)(b)	12,034	439,361
	SAIC, Inc. (a)(b)	47,311	608,420
	Total System Services, Inc. (b)	50,280	1,078,003
	Western Union Co. (The) (b)	103,775	1,982,103
			28,309,053
	Leisure Equipment & Products 0.5%
	Polaris Industries, Inc. (b)	37,224	2,397,226

	Life Sciences Tools & Services 1.5%
	Agilent Technologies, Inc. (a)(b)	70,991	3,014,988
	Charles River Laboratories International, Inc. (a)(b)	61,036	2,061,186
	Covance, Inc. (a)(b)	39,723	1,740,264
			6,816,438
	Machinery 4.1%
	AGCO Corp. (a)(b)	49,772	2,534,888
	Caterpillar, Inc. (b)	38,134	4,161,182
	CNH Global N.V. (a)	4,574	190,919
	Cummins, Inc. (b)	16,996	1,767,584
	Harsco Corp. (b)	75,826	1,685,612
	Ingersoll-Rand PLC	3,213	112,262
	ITT Corp. (b)	27,605	600,133
	Navistar International Corp. (a)	25,166	1,089,436
	Oshkosh Corp. (a)	32,616	791,916
	PACCAR, Inc. (b)	56,607	2,502,029
	Parker Hannifin Corp. (b)	7,405	597,435
	SPX Corp.	21,079	1,467,731
	Wabtec Corp.	13,416	922,887
	Xylem, Inc. (b)	20,193	523,201
			18,947,215
	Marine 0.0%‡
	Kirby Corp. (a)	1,237	82,594

	Media 5.6%
	Cablevision Systems Corp. Class A	20,513	298,464
	CBS Corp. Class B	21,989	626,247
	Charter Communications, Inc. Class A (a)(b)	26,018	1,499,678
	Comcast Corp. Class A (b)	80,047	2,128,450
	DIRECTV Class A (a)(b)	71,794	3,231,448
	DISH Network Corp. Class A (b)	86,344	2,410,724
	Gannett Co., Inc.	136,440	1,933,355
	Interpublic Group of Cos., Inc. (The)	234,891	2,426,424
	John Wiley & Sons, Inc. Class A	1,751	79,478
	Liberty Global, Inc. Class A (a)	18,317	840,384
	McGraw-Hill Cos., Inc. (The) (b)	50,564	2,325,944
	News Corp. Class A	7,281	137,101
	Omnicom Group, Inc. (b)	20,259	924,013
	Regal Entertainment Group Class A	103,240	1,285,338
	Time Warner Cable, Inc.	25,330	1,867,328
	Viacom, Inc. Class B (b)	10,426	490,439
	Virgin Media, Inc. (b)	85,850	2,046,664
	Walt Disney Co. (The) (b)	16,065	624,928
	Washington Post Co. Class B	1,806	683,950
			25,860,357
	Metals & Mining 2.4%
	Cliffs Natural Resources, Inc. (b)	31,303	2,261,642
	Freeport-McMoRan Copper & Gold, Inc. (b)	66,841	3,088,722
	Newmont Mining Corp.	34,861	2,143,254
	Nucor Corp. (b)	53,916	2,398,723
	Steel Dynamics, Inc.	68,740	1,096,403
			10,988,744
	Multi-Utilities0.6%
	Alliant Energy Corp. (b)	19,977	846,825
	Ameren Corp.	623	19,712
	CenterPoint Energy, Inc. (b)	66,990	1,237,305
	Consolidated Edison, Inc.	6,968	410,833
	DTE Energy Co.	3,445	183,309
	Public Service Enterprise Group, Inc.	1,789	54,278
			2,752,262
	Multiline Retail 1.7%
	Big Lots, Inc. (a)	36,048	1,423,536
	Dillard's, Inc. Class A	38,114	1,686,544
	Dollar General Corp. (a)	51,600	2,198,676
	Dollar Tree, Inc. (a)	9,583	812,734
	J.C. Penney Co., Inc. (b)	921	38,268
	Target Corp. (b)	33,212	1,687,502
			7,847,260
	Oil, Gas & Consumable Fuels 11.7%
	Alpha Natural Resources, Inc. (a)(b)	17,447	351,034
	Anadarko Petroleum Corp.	5,673	457,925
	Apache Corp. (b)	17,418	1,722,292
	Arch Coal, Inc. (b)	65,938	951,485
¤	Chevron Corp. (b)	88,114	9,082,791
	ConocoPhillips (b)	76,769	5,236,413
	CONSOL Energy, Inc. (b)	55,898	1,997,794
	Denbury Resources, Inc. (a)	414	7,808
	El Paso Corp.	25,694	690,398
	EOG Resources, Inc.	871	92,448
¤	ExxonMobil Corp. (b)	190,513	15,953,559
	Hess Corp. (b)	43,387	2,442,688
	HollyFrontier Corp. (b)	35,469	1,040,660
	Marathon Oil Corp. (b)	41,845	1,313,515
	Marathon Petroleum Corp. (b)	40,453	1,546,114
	Murphy Oil Corp. (b)	45,287	2,699,105
	Occidental Petroleum Corp. (b)	49,747	4,963,258
	Peabody Energy Corp.	4,745	161,757
	Plains Exploration & Production Co. (a)(b)	13,869	523,139
	QEP Resources, Inc.	1,441	41,270
	Southwestern Energy Co. (a)	5,020	156,323
	Tesoro Corp. (a)	36,243	907,162
	Valero Energy Corp.	52,737	1,265,161
	Whiting Petroleum Corp. (a)	645	32,308
			53,636,407
	Paper & Forest Products 0.7%
	Domtar Corp. (b)	27,905	2,410,434
	International Paper Co.	30,437	947,808
			3,358,242
	Personal Products 0.5%
	Herbalife, Ltd.	41,743	2,416,085

	Pharmaceuticals 4.2%
	Abbott Laboratories (b)	12,155	658,193
	Eli Lilly & Co. (b)	72,528	2,882,263
	Endo Pharmaceuticals Holdings, Inc. (a)(b)	16,221	602,934
	Johnson & Johnson (b)	57,691	3,802,414
	Merck & Co., Inc. (b)	62,954	2,408,620
¤	Pfizer, Inc. (b)	321,847	6,887,526
	Warner Chilcott PLC Class A (a)	134,870	2,275,257
			19,517,207
	Professional Services 0.9%
	Nielsen Holdings N.V. (a)	32,333	937,010
	Robert Half International, Inc. (b)	28,747	796,005
	Towers Watson & Co. Class A (b)	36,379	2,175,464
			3,908,479
	Real Estate Investment Trusts 1.7%
	Annaly Capital Management, Inc. (b)	164,727	2,774,003
	DDR Corp.	1,163	16,119
	Douglas Emmett, Inc. (b)	10,323	215,854
	Duke Realty Corp.	9,891	132,440
	Hospitality Properties Trust	870	21,080
	Host Hotels & Resorts, Inc.	82,237	1,350,332
	Public Storage	11,590	1,609,387
	Rayonier, Inc. (b)	37,750	1,726,308
	Simon Property Group, Inc. (b)	869	118,062
			7,963,585
	Real Estate Management & Development 0.3%
	CBRE Group, Inc. (a)(b)	23,967	462,563
	Jones Lang LaSalle, Inc. (b)	9,219	726,089
			1,188,652
	Road & Rail 2.3%
	Con-way, Inc. (b)	60,858	1,931,633
	CSX Corp. (b)	133,866	3,018,678
	Hertz Global Holdings, Inc. (a)	107,826	1,466,434
	Kansas City Southern (a)	2,396	164,461
	Norfolk Southern Corp. (b)	17,039	1,230,216
	Ryder System, Inc. (b)	36,311	2,043,583
	Union Pacific Corp.	7,832	895,276
			10,750,281
	Semiconductors & Semiconductor Equipment 5.5%
	Applied Materials, Inc.	78,783	967,455
	Broadcom Corp. Class A (a)(b)	74,362	2,553,591
	Cypress Semiconductor Corp. (a)	4,236	72,838
	Fairchild Semiconductor International, Inc. (a)	86,367	1,207,411
	Intel Corp. (b)	173,415	4,581,624
	Lam Research Corp. (a)(b)	22,540	959,979
	LSI Corp. (a)	218,031	1,650,495
	Marvell Technology Group, Ltd. (a)	140,140	2,176,374
	Micron Technology, Inc. (a)(b)	330,294	2,506,931
	Novellus Systems, Inc. (a)	39,161	1,846,441
	NVIDIA Corp. (a)(b)	171,533	2,533,542
	ON Semiconductor Corp. (a)	268,400	2,335,080
	Teradyne, Inc. (a)	126,833	2,073,720
			25,465,481
	Software 5.6%
	Activision Blizzard, Inc.	119,784	1,478,134
	Adobe Systems, Inc. (a)(b)	25,020	774,369
	Autodesk, Inc. (a)(b)	69,575	2,504,700
	BMC Software, Inc. (a)(b)	27,492	996,310
	Cadence Design Systems, Inc. (a)(b)	215,441	2,275,057
¤	Microsoft Corp. (b)	296,622	8,759,248
	Oracle Corp. (b)	193,489	5,456,390
	Symantec Corp. (a)	52,375	900,326
	Synopsys, Inc. (a)(b)	83,032	2,422,874
	TIBCO Software, Inc. (a)	2,512	65,488
			25,632,896
	Specialty Retail 4.9%
	Aaron's, Inc.	67,845	1,805,355
	Abercrombie & Fitch Co. Class A	10,444	479,797
	Advance Auto Parts, Inc. (b)	33,154	2,540,923
	AutoZone, Inc. (a)	1,240	431,371
	Bed Bath & Beyond, Inc. (a)	3,614	219,370
	Best Buy Co., Inc. (b)	37,047	887,276
	Chico's FAS, Inc. (b)	141,833	1,622,569
	Dick's Sporting Goods, Inc. (b)	50,375	2,075,954
	DSW, Inc. Class A (b)	37,377	1,867,729
	Foot Locker, Inc. (b)	91,721	2,406,759
	GameStop Corp. Class A (a)	34,039	795,151
	Gap, Inc. (The)	64,574	1,225,615
	Home Depot, Inc. (The)	10,339	458,948
	O'Reilly Automotive, Inc. (a)(b)	25,039	2,040,929
	PetSmart, Inc.	43,392	2,309,322
	RadioShack Corp.	57,155	410,373
	Staples, Inc.	2,424	35,463
	Williams-Sonoma, Inc.	19,842	711,534
			22,324,438
	Textiles, Apparel & Luxury Goods 0.3%
	Coach, Inc. (b)	8,224	576,091
	NIKE, Inc. Class B	1,284	133,523
	PVH Corp.	3,058	236,047
	Ralph Lauren Corp.	3,259	495,368
			1,441,029
	Thrifts & Mortgage Finance 0.1%
	Washington Federal, Inc.	16,468	259,536

	Tobacco 1.2%
	Philip Morris International, Inc. (b)	74,984	5,606,554

	Trading Companies & Distributors 0.7%
	Fastenal Co.	6,311	294,597
	MSC Industrial Direct Co. Class A	3,020	229,580
	W.W. Grainger, Inc.	13,335	2,543,518
	WESCO International, Inc. (a)	720	45,274
			3,112,969
	Wireless Telecommunication Services 0.7%
	MetroPCS Communications, Inc. (a)	146,880	1,298,419
	NII Holdings, Inc. (a)	38,654	777,332
	Sprint Nextel Corp. (a)	99,257	210,425
	Telephone & Data Systems, Inc.	25,965	682,880
	United States Cellular Corp. (a)	3,322	152,380
			3,121,436
	Total Common Stocks (Cost $572,966,444)		612,838,918

	Exchange Traded Fund 0.9% (c)
	S&P 500 Index - SPDR Trust Series 1	32,828	4,307,362

	Total Exchange Traded Fund (Cost $4,307,367)		4,307,362

		Principal Amount	Value
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $1,455,873 (Collateralized by a Federal National Mortgage Association security with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $1,480,000 and a Market Value of $1,485,550)	$1,455,872	1,455,872

	Total Short-Term Investment (Cost $1,455,872)		1,455,872

	Total Investments, Before Investments Sold Short (Cost $578,729,683) (d)	134.6%	618,602,152

		Shares	Value
	Investments Sold Short (34.3%)
	Common Stocks Sold Short (34.3%)
	Aerospace & Defense (0.2%)
	Huntington Ingalls Industries, Inc. (a)	(23,161)	(872,707)
	Spirit Aerosystems Holdings, Inc. Class A (a)	(6,318)	(143,671)
			(1,016,378)
	Auto Components (1.2%)
	Gentex Corp.	(67,476)	(1,813,080)
	Goodyear Tire & Rubber Co. (The) (a)	(112,858)	(1,467,154)
	Johnson Controls, Inc.	(23,115)	(734,364)
	Visteon Corp. (a)	(33,056)	(1,586,688)
			(5,601,286)
	Automobiles (0.1%)
	Tesla Motors, Inc. (a)	(17,771)	(516,603)

	Biotechnology (1.5%)
	BioMarin Pharmaceutical, Inc. (a)	(27,407)	(977,607)
	Dendreon Corp. (a)	(118,471)	(1,608,836)
	Human Genome Sciences, Inc. (a)	(199,545)	(1,963,523)
	Regeneron Pharmaceuticals, Inc. (a)	(1,466)	(133,201)
	Vertex Pharmaceuticals, Inc. (a)	(54,782)	(2,024,195)
			(6,707,362)
	Building Products (0.1%)
	Lennox International, Inc.	(9,901)	(358,416)

	Capital Markets (0.9%)
	E*TRADE Financial Corp. (a)	(184,786)	(1,513,397)
	Goldman Sachs Group, Inc. (The)	(592)	(65,990)
	Jefferies Group, Inc.	(55,455)	(843,471)
	Morgan Stanley	(80,880)	(1,508,412)
			(3,931,270)
	Chemicals (0.4%)
	International Flavors & Fragrances, Inc.	(980)	(54,694)
	Scotts Miracle-Gro Co. (The) Class A	(36,093)	(1,709,364)
			(1,764,058)
	Commercial Banks (1.4%)
	CapitalSource, Inc.	(260,915)	(1,802,923)
	CIT Group, Inc. (a)	(27,122)	(1,034,433)
	First Niagara Financial Group, Inc.	(111,632)	(1,068,318)
	Popular, Inc. (a)	(477,278)	(749,326)
	Synovus Financial Corp	(1,156,239)	(2,011,856)
			(6,666,856)
	Commercial Services & Supplies (0.1%)
	Stericycle, Inc. (a)	(7,888)	(662,750)

	Communications Equipment (1.6%)
	Acme Packet, Inc. (a)	(54,831)	(1,602,710)
	Ciena Corp. (a)	(130,208)	(1,894,526)
	F5 Networks, Inc. (a)	(11,382)	(1,362,881)
	Harris Corp.	(237)	(9,717)
	Riverbed Technology, Inc. (a)	(74,494)	(1,783,386)
	Tellabs, Inc.	(210,263)	(799,000)
			(7,452,220)
	Computers & Peripherals (0.2%)
	Fusion-io, Inc. (a)	(30,900)	(714,099)

	Construction & Engineering (0.7%)
	Aecom Technology Corp. (a)	(78,599)	(1,799,131)
	Jacobs Engineering Group, Inc. (a)	(24,805)	(1,110,272)
	Shaw Group, Inc. (The) (a)	(16,994)	(461,217)
			(3,370,620)
	Construction Materials (0.0%)‡
	Vulcan Materials Co.	(1,147)	(50,307)

	Consumer Finance (0.0%)‡
	Green Dot Corp. Class A (a)	(2,121)	(60,194)

	Containers & Packaging (0.1%)
	Rock-Tenn Co. Class A	(5,251)	(324,827)

	Diversified Consumer Services (0.1%)
	Weight Watchers International, Inc.	(3,972)	(302,388)

	Electrical Equipment (0.8%)
	Babcock & Wilcox Co. (a)	(12,656)	(314,502)
	Cooper Industries PLC	(7,296)	(431,340)
	GrafTech International, Ltd. (a)	(111,586)	(1,832,242)
	Polypore International, Inc. (a)	(32,393)	(1,233,525)
			(3,811,609)
	Electronic Equipment & Instruments (2.2%)
	Amphenol Corp. Class A	(17,826)	(970,269)
	Avnet, Inc. (a)	(31,656)	(1,103,845)
	FLIR Systems, Inc.	(79,924)	(2,058,043)
	IPG Photonics Corp. (a)	(39,674)	(2,094,391)
	National Instruments Corp.	(63,842)	(1,717,988)
	Trimble Navigation, Ltd. (a)	(45,699)	(2,140,084)
			(10,084,620)
	Energy Equipment & Services (0.7%)
	CARBO Ceramics, Inc.	(14,212)	(1,382,117)
	FMC Technologies, Inc. (a)	(2,006)	(102,527)
	McDermott International, Inc. (a)	(126,308)	(1,535,905)
			(3,020,549)
	Food Products (0.5%)
	Corn Products International, Inc.	(6,695)	(371,506)
	Green Mountain Coffee Roasters, Inc. (a)	(32,644)	(1,741,231)
	Mead Johnson Nutrition Co.	(371)	(27,487)
			(2,140,224)
	Health Care Equipment & Supplies (0.5%)
	Edwards Lifesciences Corp. (a)	(26,468)	(2,188,110)

	Health Care Providers & Services (0.9%)
	Brookdale Senior Living, Inc. (a)	(56,902)	(1,001,475)
	Catalyst Health Solutions, Inc. (a)	(31,185)	(1,707,691)
	Quest Diagnostics, Inc.	(6,153)	(357,366)
	VCA Antech, Inc. (a)	(39,600)	(886,248)
			(3,952,780)
	Hotels, Restaurants & Leisure (0.5%)
	Bally Technologies, Inc. (a)	(21,985)	(928,207)
	Choice Hotels International, Inc.	(8,655)	(314,523)
	Dunkin' Brands Group, Inc. (a)	(33,190)	(917,703)
			(2,160,433)
	Household Durables (1.6%)
	Lennar Corp. Class A	(49,760)	(1,069,342)
	NVR, Inc. (a)	(1,499)	(1,039,182)
	Pulte Group, Inc. (a)	(229,104)	(1,706,825)
	Tempur-Pedic International, Inc. (a)	(19,011)	(1,268,224)
	Toll Brothers, Inc. (a)	(48,961)	(1,067,839)
	Whirlpool Corp.	(20,005)	(1,086,672)
			(7,238,084)
	Independent Power Producers & Energy Traders (0.1%)
	GenOn Energy, Inc. (a)	(245,141)	(522,150)

	Insurance (1.1%)
	Brown & Brown, Inc.	(2,359)	(53,738)
	Genworth Financial, Inc. Class A (a)	(216,426)	(1,668,645)
	MBIA, Inc. (a)	(86,659)	(1,067,639)
	Old Republic International Corp.	(179,274)	(1,771,227)
	PartnerRe, Ltd.	(1,946)	(127,307)
	RenaissanceRe Holdings, Ltd.	(2,330)	(170,346)
	White Mountains Insurance Group, Ltd.	(801)	(361,443)
			(5,220,345)
	Internet & Catalog Retail (0.4%)
	Groupon, Inc. (a)	(28,960)	(590,494)
	HomeAway, Inc. (a)	(15,997)	(432,559)
	TripAdvisor, Inc. (a)	(23,278)	(766,079)
			(1,789,132)
	Internet Software & Services (0.2%)
	LinkedIn Corp. Class A (a)	(11,723)	(845,815)

	IT Services (0.5%)
	FleetCor Technologies, Inc. (a)	(42,039)	(1,428,905)
	VeriFone Holdings, Inc. (a)	(23,544)	(1,005,329)
			(2,434,234)
	Life Sciences Tools & Services (0.7%)
	Bruker Corp. (a)	(106,202)	(1,508,068)
	Mettler-Toledo International, Inc. (a)	(6,294)	(1,104,597)
	PerkinElmer, Inc.	(23,940)	(574,081)
	QIAGEN N.V. (a)	(12,259)	(198,351)
	Techne Corp.	(919)	(62,722)
			(3,447,819)
	Machinery (1.3%)
	Flowserve Corp.	(7,341)	(808,758)
	Manitowoc Co., Inc. (The)	(74,965)	(1,007,530)
	Terex Corp. (a)	(103,216)	(2,043,677)
	Timken Co. (The)	(41,110)	(2,007,401)
	Trinity Industries, Inc.	(3,827)	(120,398)
	WABCO Holdings, Inc. (a)	(4,271)	(221,451)
			(6,209,215)
	Media (1.4%)
	AMC Networks, Inc. (a)	(13,913)	(594,920)
	DreamWorks Animation SKG, Inc. Class A (a)	(94,734)	(1,681,528)
	Lamar Advertising Co. Class A (a)	(1,072)	(30,670)
	Liberty Media Corp. - Liberty Capital Class A (a)	(23,892)	(1,968,940)
	Madison Square Garden Co. (The) Class A (a)	(17,387)	(498,833)
	Morningstar, Inc.	(12,168)	(726,673)
	Pandora Media, Inc. (a)	(68,865)	(908,329)
	Scripps Networks Interactive, Inc. Class A	(2,288)	(99,208)
			(6,509,101)
	Metals & Mining (2.6%)
	AK Steel Holding Corp.	(196,467)	(1,854,649)
	Allegheny Technologies, Inc.	(40,840)	(1,853,728)
	Allied Nevada Gold Corp. (a)	(64,937)	(2,333,186)
	Carpenter Technology Corp.	(31,099)	(1,632,076)
	Commercial Metals Co.	(67,494)	(967,864)
	Molycorp, Inc. (a)	(50,747)	(1,572,142)
	Southern Copper Corp.	(144)	(4,995)
	Titanium Metals Corp.	(107,877)	(1,659,148)
			(11,877,788)
	Office Electronics (0.1%)
	Zebra Technologies Corp. Class A (a)	(11,979)	(453,525)

	Oil, Gas & Consumable Fuels (2.1%)
	Cobalt International Energy, Inc. (a)	(116,172)	(2,328,087)
	Continental Resources, Inc. (a)	(417)	(33,644)
	EXCO Resources, Inc.	(126,506)	(994,337)
	Kosmos Energy, Ltd. (a)	(116,476)	(1,462,939)
	Quicksilver Resources, Inc. (a)	(134,928)	(675,989)
	SandRidge Energy, Inc. (a)	(250,902)	(1,952,018)
	Southern Union Co.	(14,339)	(621,882)
	Teekay Corp.	(64,048)	(1,756,196)
			(9,825,092)
	Personal Products (0.4%)
	Avon Products, Inc.	(111,596)	(1,983,061)

	Pharmaceuticals (0.5%)
	Hospira, Inc. (a)	(65,123)	(2,244,138)
	Perrigo Co.	(1,803)	(172,367)
			(2,416,505)
	Real Estate Investment Trusts (0.1%)
	General Growth Properties, Inc.	(458)	(7,227)
	Rouse Properties, Inc. (a)	(5,589)	(69,080)
	SL Green Realty Corp.	(6,435)	(473,166)
			(549,473)
	Real Estate Management & Development (0.8%)
	Forest City Enterprises, Inc. Class A (a)	(44,099)	(579,020)
	Howard Hughes Corp. (The) (a)	(29,929)	(1,550,921)
	St. Joe Co. (The) (a)	(90,077)	(1,438,529)
			(3,568,470)
	Semiconductors & Semiconductor Equipment (1.9%)
	Advanced Micro Devices, Inc. (a)	(361,984)	(2,428,913)
	Atmel Corp. (a)	(227,183)	(2,205,947)
	Cree, Inc. (a)	(53,864)	(1,369,761)
	First Solar, Inc. (a)	(22,997)	(972,313)
	Freescale Semiconductor Holdings I, Ltd. (a)	(16,811)	(268,472)
	Silicon Laboratories, Inc. (a)	(28,499)	(1,249,396)
	Skyworks Solutions, Inc. (a)	(3,879)	(83,709)
	SunPower Corp. (a)	(14,095)	(96,551)
			(8,675,062)
	Software (1.0%)
	Ariba, Inc. (a)	(49,200)	(1,343,160)
	Informatica Corp. (a)	(29,097)	(1,230,803)
	Red Hat, Inc. (a)	(388)	(17,991)
	Rovi Corp. (a)	(12,920)	(414,603)
	Salesforce.com, Inc. (a)	(12,772)	(1,491,770)
			(4,498,327)
	Specialty Retail (0.8%)
	CarMax, Inc. (a)	(61,454)	(1,870,045)
	Tiffany & Co.	(29,550)	(1,885,290)
			(3,755,335)
	Textiles, Apparel & Luxury Goods (0.7%)
	Deckers Outdoor Corp. (a)	(8,209)	(663,698)
	Fossil, Inc. (a)	(3,542)	(336,667)
	Under Armour, Inc. Class A (a)	(26,854)	(2,138,115)
			(3,138,480)
	Thrifts & Mortgage Finance (0.9%)
	BankUnited, Inc.	(50,991)	(1,168,204)
	Hudson City Bancorp, Inc.	(218,822)	(1,472,672)
	TFS Financial Corp. (a)	(163,535)	(1,471,815)
			(4,112,691)
	Trading Companies & Distributors (0.3%)
	Air Lease Corp. (a)	(63,100)	(1,593,906)

	Wireless Telecommunication Services (0.1%)
	Clearwire Corp. Class A (a)	(162,838)	(275,196)

	Total Common Stocks Sold Short (Proceeds $159,292,158)		(157,796,765)

	Total Investments, Net of Investments Sold Short (Cost $419,437,525)	100.3	460,805,387
	Other Assets, Less Liabilities	(0.3)	(1,290,331)
	Net Assets	100.0%	$459,515,056

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	At January 31, 2012, cost is $585,053,776 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$49,484,993
Gross unrealized depreciation	(15,936,617)
Net unrealized appreciation	$33,548,376

     The following abbreviation is used in the above portfolio:

SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$612,838,918	$—	$—	$612,838,918
Exchange Traded Fund	4,307,362	—	—	4,307,362
Short-Term Investment
Repurchase Agreement	—	1,455,872	—	1,455,872
Total Investments in Securities	$617,146,280	$1,455,872	$—	$618,602,152

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(157,796,765)	$—	$—	$(157,796,765)
Total Investments in Securities Sold Short	$(157,796,765)	$—	$—	$(157,796,765)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay 130/30 International Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 135.3% †
	Australia 13.4%
	Acrux, Ltd. (Pharmaceuticals) (a)	16,393	$59,520
	Aditya Birla Minerals, Ltd. (Metals & Mining)	25,614	24,202
	Ausdrill, Ltd. (Construction & Engineering)	58,429	220,831
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks)	43,332	984,933
	Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	585,783	920,407
	BGP Holdings PLC (Diversified Financial Services) (b)(c)	106,339	11
	BHP Billiton, Ltd. (Metals & Mining)	44,075	1,753,773
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels)	82,775	1,118,688
	Challenger, Ltd. (Diversified Financial Services)	90,750	425,844
	Commonwealth Bank of Australia (Commercial Banks)	4,687	252,082
	CSL, Ltd. (Biotechnology)	30,488	1,007,603
	Emeco Holdings, Ltd. (Trading Companies & Distributors)	587,310	639,106
	Energy Resources of Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	82,716	135,236
	Goodman Fielder, Ltd. (Food Products)	252,615	140,799
	GrainCorp, Ltd. (Food Products)	89,866	747,985
	Iluka Resources, Ltd. (Metals & Mining)	63,326	1,231,654
	Imdex, Ltd. (Metals & Mining)	112,615	257,049
	Macmahon Holdings, Ltd. (Construction & Engineering) (a)	70,799	49,608
	Medusa Mining, Ltd. (Metals & Mining)	40,862	234,258
	Mineral Deposits, Ltd. (Metals & Mining) (a)	19,637	118,623
	Mount Gibson Iron, Ltd. (Metals & Mining)	150,197	225,631
	National Australia Bank, Ltd. (Commercial Banks)	47,244	1,196,235
	Newcrest Mining, Ltd. (Metals & Mining)	9,107	326,020
	NRW Holdings, Ltd. (Construction & Engineering)	189,656	610,085
	OneSteel, Ltd. (Metals & Mining)	1,141,247	896,588
	Panoramic Resources, Ltd. (Metals & Mining)	88,496	124,016
	Ramelius Resources, Ltd. (Metals & Mining) (a)	159,412	176,009
	Regis Resources, Ltd. (Metals & Mining) (a)	35,291	149,117
	Resolute Mining, Ltd. (Metals & Mining) (a)	59,689	129,906
	Seven Group Holdings, Ltd. (Trading Companies & Distributors)	8,982	74,856
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	873,235	556,242
	Spark Infrastructure Group (Electric Utilities) (d)	350,342	496,541
	St. Barbara, Ltd. (Metals & Mining) (a)	46,765	116,176
	Suncorp-Metway, Ltd. (Insurance)	23,227	207,382
	Telstra Corp, Ltd. (Diversified Telecommunication Services)	327,469	1,157,699
	Western Areas NL (Metals & Mining)	42,618	249,755
	Westfield Group (Real Estate Investment Trusts)	81,235	733,067
	Westpac Banking Corp. (Commercial Banks)	64,578	1,450,028
			19,197,565
	Austria 1.0%
	OMV A.G. (Oil, Gas & Consumable Fuels) (e)	18,516	607,071
	Raiffeisen International Bank Holding A.G. (Commercial Banks)	18,423	626,553
	Strabag SE (Construction & Engineering) (e)	6,804	199,715
			1,433,339
	Belgium 2.3%
	Anheuser-Busch InBev N.V. (Beverages) (e)	27,087	1,642,410
	KBC Groep N.V. (Commercial Banks) (e)	73,137	1,386,691
	UCB S.A. (Pharmaceuticals) (e)	7,893	320,987
			3,350,088
	Bermuda 2.5%
	Asian Citrus Holdings, Ltd. (Food Products)	73,000	39,723
	Cheung Kong Infrastructure Holdings, Ltd. (Electric Utilities)	82,000	467,874
	China Green Holdings Ltd/Bermuda (Food Products)	414,000	117,976
	Esprit Holdings, Ltd. (Specialty Retail)	13,900	20,540
	Giordano International, Ltd. (Specialty Retail)	1,064,000	851,990
	GuocoLeisure, Ltd. (Hotels, Restaurants & Leisure)	82,000	44,004
	Luk Fook Holdings International, Ltd. (Specialty Retail)	148,000	543,886
	Orient Overseas International, Ltd. (Marine)	76,000	396,890
	Skyworth Digital Holdings, Ltd. (Household Durables)	672,000	289,412
	SmarTone Telecommunications Holding, Ltd. (Wireless Telecommunication Services)	386,000	653,014
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	100,000	109,860
	TPV Technology, Ltd. (Computers & Peripherals)	298,000	76,082
			3,611,251
	Brazil 0.2%
	Brasil Telecom S.A., ADR (Diversified Telecommunication Services) (f)	6,900	129,444
	BRF - Brasil Foods S.A., ADR (Food Products) (e)(f)	2,500	50,075
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Water Utilities) (a)(e)(f)	200	13,178
	Embraer S.A., ADR (Aerospace & Defense) (e)(f)	5,100	139,842
			332,539
	British Virgin Islands 0.0%‡
	Winsway Coking Coal Holding, Ltd. (Metals & Mining)	188,000	44,847

	Cayman Islands 2.0%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	380,000	151,896
	AMVIG Holdings, Ltd. (Containers & Packaging)	106,000	50,298
	Asia Cement China Holdings Corp. (Construction Materials)	286,500	138,904
	Boshiwa International Holding, Ltd. (Specialty Retail)	195,000	52,048
	Bosideng International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	26,000	7,376
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (b)(c)	38,000	1,127
	Chaowei Power Holdings, Ltd. (Auto Components)	313,000	118,657
	Chigo Holding, Ltd. (Household Durables)	2,254,000	51,734
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	128,000	21,291
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment)	544,000	286,895
	China Liansu Group Holdings, Ltd. (Building Products)	414,000	219,937
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	34,000	31,171
	China Wireless Technologies, Ltd. (Communications Equipment)	1,076,000	191,466
	China Zhongwang Holdings, Ltd. (Metals & Mining)	268,400	107,633
	Dongyue Group (Chemicals)	346,000	288,657
	Fufeng Group, Ltd. (Chemicals)	96,000	48,277
	Global Bio-Chem Technology Group Co., Ltd. (Food Products)	1,294,000	290,325
	Haitian International Holdings, Ltd. (Machinery)	9,000	9,435
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	664,000	271,412
	Lonking Holdings, Ltd. (Machinery)	105,000	42,513
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	634,000	138,976
	Real Nutriceutical Group, Ltd. (Personal Products)	271,000	93,649
	Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	48,000	68,825
	TCC International Holdings, Ltd. (Construction Materials)	102,000	36,958
	TCL Communication Technology Holdings, Ltd. (Communications Equipment)	33,000	15,191
	Tianneng Power International, Ltd. (Auto Components)	398,000	175,514
			2,910,165
	China 1.3%
	Bank of China, Ltd. Class H (Commercial Banks)	861,000	367,479
	China Construction Bank Corp. Class H (Commercial Banks)	423,000	338,169
	China National Materials Co., Ltd. Class H (Machinery)	691,000	289,576
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	224,000	271,216
	Harbin Power Equipment Co., Ltd. (Electrical Equipment)	14,000	13,557
	Industrial & Commercial Bank of China Class H (Commercial Banks)	528,000	370,369
	PICC Property & Casualty Co., Ltd. Class H (Insurance)	48,000	63,378
	Weiqiao Textile Co. (Textiles, Apparel & Luxury Goods)	329,500	169,948
			1,883,692
	Cyprus 0.4%
	ProSafe SE (Energy Equipment & Services)	52,267	405,343
	Songa Offshore SE (Energy Equipment & Services) (a)	46,882	181,391
			586,734
	Denmark 1.4%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	5,820	859,173
	GN Store Nord (Health Care Equipment & Supplies)	27,663	280,604
	H Lundbeck A/S (Pharmaceuticals) (e)	9,702	191,194
	Pandora A/S (Textiles, Apparel & Luxury Goods)	55,783	731,230
			2,062,201
	Finland 0.6%
	Cargotec Oyj Class B (Machinery)	9,255	335,820
	Metso Oyj (Machinery)	7,870	342,802
	Ramirent Oyj (Trading Companies & Distributors)	13,638	141,643
			820,265
	France 9.4%
	Arkema S.A. (Chemicals) (e)	4,273	345,307
	AXA S.A. (Insurance) (e)	94,580	1,435,716
	BNP Paribas S.A. (Commercial Banks) (e)	37,419	1,584,379
	Bouygues S.A. (Construction & Engineering) (e)	23,889	742,296
	Christian Dior S.A. (Textiles, Apparel & Luxury Goods) (e)	1,661	235,083
	CNP Assurances (Insurance)	1,828	24,640
	Derichebourg S.A. (Commercial Services & Supplies) (a)	8,241	30,431
	Eiffage S.A. (Construction & Engineering) (e)	12,103	371,324
	Groupe Steria SCA (IT Services)	1,719	33,380
	Natixis (Commercial Banks)	10,739	33,011
	Nexity S.A. (Household Durables) (e)	9,545	276,051
	Plastic Omnium S.A. (Auto Components)	15,928	417,317
	Rallye S.A. (Food & Staples Retailing)	15,601	504,662
	Safran S.A. (Aerospace & Defense)	18,558	578,225
	Sanofi (Pharmaceuticals) (e)	23,835	1,760,586
	Societe Generale (Commercial Banks) (e)	8,327	221,818
¤	Total S.A. (Oil, Gas & Consumable Fuels) (e)	48,302	2,552,845
	UbiSoft Entertainment S.A. (Software) (a)	27,575	215,695
	Unibail-Rodamco SE (Real Estate Investment Trusts)	1,130	216,985
	Vivendi S.A. (Diversified Telecommunication Services) (e)	45,753	957,555
	Wendel (Industrial Conglomerates)	13,793	1,026,766
			13,564,072
	Germany 8.5%
	Allianz SE (Insurance) (e)	5,944	653,570
	BASF S.E. (Chemicals) (e)	14,810	1,138,699
	Bayerische Motoren Werke A.G. (Automobiles)	8,663	740,976
	Bechtle A.G. (IT Services)	8,689	309,373
	Continental A.G. (Auto Components) (a)	14,057	1,122,910
	Deutsche Bank A.G. (Capital Markets)	11,442	484,697
	Drillisch A.G. (Wireless Telecommunication Services)	11,103	108,300
	Duerr A.G. (Machinery)	13,219	674,267
	Fresenius SE (Health Care Providers & Services) (e)	10,194	1,033,938
	Hannover Rueckversicherung A.G. (Insurance)	9,399	500,196
	Indus Holding A.G. (Industrial Conglomerates)	4,927	140,915
	Leoni A.G. (Auto Components)	17,917	804,803
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance) (e)	2,320	302,254
	Siemens A.G. (Industrial Conglomerates)	2,549	240,530
	Sixt A.G. (Road & Rail)	7,328	134,675
	SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment)	3,741	231,165
	Solarworld A.G. (Semiconductors & Semiconductor Equipment)	23,456	116,897
	Stada Arzneimittel A.G. (Pharmaceuticals) (e)	31,758	941,735
	Suedzucker A.G. (Food Products)	34,628	1,023,217
	TUI A.G. (Hotels, Restaurants & Leisure) (a)	52,761	383,856
	United Internet A.G. (Internet Software & Services) (e)	42,463	793,164
	Volkswagen A.G. (Automobiles) (e)	1,886	304,672
			12,184,809
	Greece 0.2%
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	10,986	85,503
	OPAP S.A. (Hotels, Restaurants & Leisure)	23,864	244,416
			329,919
	Hong Kong 1.8%
	China Mobile, Ltd. (Wireless Telecommunication Services)	35,500	362,997
	China Pharmaceutical Group, Ltd. (Pharmaceuticals)	576,000	138,888
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	194,000	397,241
	Dah Chong Hong Holdings, Ltd. (Distributors) (e)	166,000	209,124
	Guangdong Investment, Ltd. (Water Utilities)	280,000	162,109
	Lenovo Group, Ltd. (Computers & Peripherals)	132,000	105,188
	Melco International Development (Hotels, Restaurants & Leisure) (a)	275,000	233,324
	Shun Tak Holdings, Ltd. (Industrial Conglomerates)	952,000	403,863
	Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	36,000	499,942
	Swire Pacific, Ltd. Class A (Real Estate Management & Development)	5,000	55,639
			2,568,315
	India 0.1%
	Tata Motors, Ltd., Sponsored ADR (Automobiles) (e)(f)	8,000	192,640

	Israel 0.7%
	Delek Group, Ltd. (Industrial Conglomerates)	183	39,087
	Israel Chemicals, Ltd. (Chemicals)	90,336	946,394
			985,481
	Italy 4.1%
	Astaldi S.p.A (Construction & Engineering)	29,584	195,421
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure)	18,690	173,577
	De'Longhi S.p.A. (Household Durables)	45,234	445,537
	Enel Green Power S.p.A. (Independent Power Producers & Energy Traders)	63,423	126,266
	Enel S.p.A. (Electric Utilities)	243,518	995,736
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (e)	77,508	1,713,395
	Exor S.p.A. (Diversified Financial Services)	21,650	499,835
	Fiat S.p.A (Automobiles)	162,762	976,363
	Intesa Sanpaolo S.p.A. (Commercial Banks)	124,028	236,863
	Telecom Italia S.p.A. (Diversified Telecommunication Services)	494,335	502,743
			5,865,736
	Japan 32.7%
	Aeon Co., Ltd. (Food & Staples Retailing) (e)	2,700	35,601
	Alfresa Holdings Corp. (Health Care Providers & Services)	4,800	210,339
	AOC Holdings, Inc. (Oil, Gas & Consumable Fuels)	51,000	349,948
	AOKI Holdings, Inc. (Specialty Retail) (e)	4,000	64,498
	AOYAMA TRADING Co., Ltd. (Specialty Retail)	42,800	769,861
	Central Glass Co., Ltd. (Building Products)	80,000	387,300
	Central Japan Railway Co. (Road & Rail)	142	1,220,283
	Century Tokyo Leasing Corp. (Diversified Financial Services) (e)	17,300	353,172
	Chiyoda Co., Ltd. (Specialty Retail)	3,300	62,043
	Chugoku Marine Paints, Ltd. (Chemicals)	10,000	63,632
	Corona Corp. (Household Durables) (e)	2,700	44,953
	Credit Saison Co., Ltd. (Consumer Finance) (e)	54,300	1,104,950
	Daiichikosho Co., Ltd. (Media)	6,100	117,166
	DCM Holdings Co., Ltd. (Specialty Retail) (e)	2,200	17,318
	Dena Co., Ltd. (Internet Software & Services)	15,300	387,217
	eAccess, Ltd. (Internet Software & Services)	1,114	253,434
	East Japan Railway Co. (Road & Rail)	17,600	1,139,543
	EDION Corp. (Specialty Retail) (e)	94,400	740,635
	Electric Power Development Co., Ltd. (Independent Power Producers & Energy Traders) (e)	100	2,655
	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment) (a)(e)	137,000	580,569
	Fields Corp. (Leisure Equipment & Products)	37	55,485
	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	42,100	998,094
	FujiI Media Holdings, Inc. (Media) (e)	30	46,366
	Furukawa-Sky Aluminum Corp. (Metals & Mining) (e)	43,000	115,652
	Fuyo General Lease Co., Ltd. (Diversified Financial Services) (e)	500	18,329
	Geo Corp. (Specialty Retail)	441	479,071
	Godo Steel, Ltd. (Metals & Mining)	44,000	116,610
	Gulliver International Co., Ltd. (Specialty Retail) (e)	4,370	170,569
	H.I.S Co., Ltd. (Hotels, Restaurants & Leisure)	7,600	220,163
	Hitachi Capital Corp. (Consumer Finance) (e)	16,000	240,987
	Hitachi Medical Corp. (Health Care Equipment & Supplies)	14,000	159,984
	Hokuetsu Kishu Paper Co., Ltd. (Paper & Forest Products) (e)	83,000	570,611
	Honeys Co., Ltd. (Specialty Retail)	6,160	104,579
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels) (e)	9,000	974,154
	INPEX Corp. (Oil, Gas & Consumable Fuels) (e)	126	859,617
	IT Holdings Corp. (IT Services) (e)	73,500	902,598
	ITOCHU Corp. (Trading Companies & Distributors)	86,300	938,634
	Jaccs Co., Ltd. (Consumer Finance)	154,000	495,014
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels) (e)	18,400	813,540
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	12,200	62,585
	JFE Shoji Holdings, Inc. (Trading Companies & Distributors) (e)	49,000	221,149
	JX Holdings, Inc. (Oil, Gas & Consumable Fuels) (e)	26,100	157,518
	Kamei Corp. (Trading Companies & Distributors)	10,000	113,881
	KDDI Corp. (Wireless Telecommunication Services)	201	1,273,721
	Kohnan Shoji Co., Ltd. (Specialty Retail) (e)	32,300	502,595
	Komori Corp. (Machinery)	9,600	62,598
	Konica Minolta Holdings, Inc. (Office Electronics)	13,500	98,301
	Maeda Corp. (Construction & Engineering)	11,000	45,605
	Maeda Road Construction Co., Ltd. (Construction & Engineering)	15,000	181,842
	Marubeni Corp. (Trading Companies & Distributors)	6,000	41,406
	Medipal Holdings Corp. (Health Care Providers & Services)	7,200	78,499
	Melco Holdings, Inc. (Computers & Peripherals) (e)	8,000	202,572
	Mitsubishi Corp. (Trading Companies & Distributors) (e)	14,500	330,825
	Mitsubishi Steel Manufacturing Co., Ltd. (Metals & Mining)	106,000	328,208
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (e)	403,400	1,847,108
	Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services) (e)	12,130	507,671
	MITSUI & Co., Ltd. (Trading Companies & Distributors) (e)	72,400	1,229,147
	NEC Networks & System Integration Corp. (Construction & Engineering) (e)	7,600	110,879
	NET One Systems Co., Ltd. (IT Services) (e)	58	147,321
	Nichiha Corp. (Building Products) (e)	5,700	63,940
	Nichii Gakkan Co. (Health Care Providers & Services) (e)	13,700	165,363
	Nihon Unisys, Ltd. (IT Services) (e)	29,400	189,777
	Nippo Corp. (Construction & Engineering) (e)	58,000	647,573
	Nippon Coke & Engineering Co., Ltd. (Metals & Mining) (e)	19,000	28,168
	Nippon Densetsu Kogyo Co., Ltd. (Construction & Engineering) (e)	11,000	112,569
	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments) (e)	109,000	949,567
	Nippon Paper Group, Inc. (Paper & Forest Products)	24,900	533,151
	Nippon Soda Co., Ltd. (Chemicals) (e)	37,000	182,524
	Nippon Synthetic Chemical Industry Co., Ltd. (The) (Chemicals)	21,000	127,840
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (e)	26,800	1,339,648
	Nippon Thompson Co., Ltd. (Machinery)	9,000	53,372
	Nishi-Nippon City Bank, Ltd. (The) (Commercial Banks) (e)	180,000	526,633
	Nishimatsu Construction Co., Ltd. (Construction & Engineering) (e)	141,000	310,785
	Nissan Motor Co., Ltd. (Automobiles) (e)	112,100	1,057,464
	Nissin Electric Co., Ltd. (Electrical Equipment)	76,000	505,537
	Nitta Corp. (Machinery) (e)	3,400	63,477
	NTT Data Corp. (IT Services)	117	383,451
	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	87	154,550
	Nuflare Technology, Inc. (Semiconductors & Semiconductor Equipment)	42	155,062
	Olympus Corp. (Health Care Equipment & Supplies) (e)	11,400	192,194
	PanaHome Corp. (Household Durables) (e)	33,000	239,858
	Press Kogyo Co., Ltd. (Auto Components) (e)	121,000	611,191
	Rengo Co., Ltd. (Containers & Packaging) (e)	75,000	532,341
	Ricoh Leasing Co., Ltd. (Diversified Financial Services) (e)	8,400	199,145
	Riso Kagaku Corp. (Office Electronics) (e)	5,000	75,833
	Rohm Co., Ltd. (Semiconductors & Semiconductor Equipment) (e)	8,700	431,462
	Round One Corp. (Hotels, Restaurants & Leisure)	83,700	516,124
	Ryobi, Ltd. (Machinery) (e)	75,000	284,374
	Sakai Chemical Industry Co., Ltd. (Chemicals) (e)	50,000	200,079
	Sapporo Hokuyo Holdings, Inc. (Commercial Banks) (e)	189,800	682,304
	Seria Co., Ltd. (Multiline Retail)	20	106,271
	Sharp Corp/Japan (Household Durables)	114,000	981,160
	Shinsei Bank, Ltd. (Commercial Banks) (e)	346,000	390,396
	Ship Healthcare Holdings, Inc. (Health Care Providers & Services) (e)	21,100	459,261
	Sintokogio, Ltd. (Machinery)	2,400	22,419
	SKY Perfect JSAT Holdings, Inc. (Media) (e)	1,654	854,993
	Sojitz Corp. (Trading Companies & Distributors) (e)	401,800	690,577
	Sony Corp. (Household Durables) (e)	63,900	1,166,162
	Sumitomo Corp. (Trading Companies & Distributors) (e)	19,900	285,890
	Sumitomo Forestry Co., Ltd. (Household Durables) (e)	82,400	739,459
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (e)	51,976	1,653,658
	Taihei Kogyo Co., Ltd. (Construction & Engineering) (e)	18,000	100,840
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) (e)	16,800	729,572
	TDK Corp. (Electronic Equipment & Instruments)	9,800	467,371
	Toda Corp. (Construction & Engineering) (e)	7,000	27,919
	Tokai Rubber Industries, Inc. (Auto Components) (e)	6,100	70,268
	Tosoh Corp. (Chemicals)	36,000	101,548
	Toyota Motor Corp. (Automobiles) (e)	12,500	460,837
	Tsuruha Holdings, Inc. (Food & Staples Retailing) (e)	3,100	166,144
	Unipres Corp. (Auto Components) (e)	8,700	271,433
	UNY Co., Ltd. (Food & Staples Retailing) (e)	48,400	452,758
	Valor Co., Ltd. (Food & Staples Retailing) (e)	27,800	447,164
	Xebio Co., Ltd. (Specialty Retail) (e)	16,700	411,256
	Yamada Denki Co., Ltd. (Specialty Retail) (e)	8,280	527,956
	Yellow Hat, Ltd. (Specialty Retail)	4,700	73,873
			46,903,146
	Luxembourg 0.4%
	Kernel Holding S.A. (Food Products) (a)	6,594	139,980
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	3,579	353,823
			493,803
	Mexico 0.2%
	Alfa SAB de CV ClassA (Industrial Conglomerates)	12,100	158,829
	Fomento Economico Mexicano SAB de CV (Beverages)	21,200	149,459
			308,288
	Netherlands 3.7%
	European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense) (e)	36,645	1,230,932
	Heineken Holding N.V. (Beverages)	10,465	422,777
	Koninklijke Ahold N.V. (Food & Staples Retailing) (e)	91,574	1,213,405
	Koninklijke KPN N.V. (Diversified Telecommunication Services) (e)	54,453	596,884
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	75,099	499,025
	Unilever N.V., CVA (Food Products) (e)	40,692	1,354,631
			5,317,654
	Norway 2.7%
	Atea ASA (IT Services)	54,401	530,843
	Austevoll Seafood ASA (Food Products)	16,402	71,568
	Statoil Fuel & Retail ASA (Specialty Retail) (a)	15,646	115,925
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (e)	51,883	1,300,833
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services) (e)	34,030	851,475
	Yara International ASA (Chemicals) (e)	26,263	1,056,877
			3,927,521
	Poland 0.4%
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	15,944	128,963
	KGHM Polska Miedz S.A. (Metals & Mining)	2,770	119,838
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	114,212	137,686
	Tauron Polska Energia S.A. (Electric Utilities)	83,684	140,044
			526,531
	Republic of Korea 2.1%
	Daelim Industrial Co., Ltd. (Construction & Engineering) (a)	1,518	145,942
	Dongbu Insurance Co., Ltd. (Insurance)	3,220	137,588
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining)	6,080	128,003
	GS Holdings (Oil, Gas & Consumable Fuels) (a)	2,451	135,930
	Hanwha Chem Corp. (Chemicals) (a)	1,260	32,472
	Hanwha Corp. (Chemicals) (a)	2,130	68,924
	Hyundai Development Co. (Construction & Engineering) (a)	7,700	155,597
	Hyundai Mipo Dockyard (Machinery)	1,288	144,468
	Industrial Bank of Korea (Commercial Banks) (a)	10,750	121,055
	Kia Motors Corp. (Automobiles)	1,766	106,116
	Korea Exchange Bank (Commercial Banks)	19,150	134,844
	Korea Gas Corp. (Gas Utilities) (a)	4,030	159,284
	Korea Investment Holdings Co., Ltd. (Capital Markets)	4,270	155,086
	KP Chemical Corp. (Chemicals) (a)	9,640	141,594
	KT&G Corp. (Tobacco)	2,189	153,163
	Mando Corp. (Auto Components)	794	128,640
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	975	105,889
	SK C&C Co., Ltd. (IT Services) (a)	970	112,685
	SK Holdings Co., Ltd. (Industrial Conglomerates)	975	121,946
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	920	139,226
	SK Networks Co., Ltd. (Trading Companies & Distributors) (a)	13,740	134,544
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	1,028	130,405
	Woori Finance Holdings Co., Ltd. (Commercial Banks) (a)	14,730	145,549
			2,938,950
	Russia 0.5%
	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (f)	11,559	139,864
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (f)	2,392	140,052
	Surgutneftegas OJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (f)	15,828	148,150
	Tatneft, Sponsored ADR (Oil, Gas & Consumable Fuels) (f)	4,510	157,218
	TMK OAO, GDR (Energy Equipment & Services) (g)	11,093	131,119
			716,403
	Singapore 1.5%
	CWT, Ltd. (Transportation Infrastructure)	48,000	39,496
	Hi-P International, Ltd. (Electronic Equipment & Instruments)	34,000	17,975
	Hong Leong Asia, Ltd. (Industrial Conglomerates)	46,000	62,901
	Jardine Cycle & Carriage, Ltd. (Distributors)	7,000	285,877
	STX OSV Holdings, Ltd. (Machinery)	544,000	614,127
	XP Power, Ltd. (Electrical Equipment)	773	11,572
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,236,000	1,085,805
			2,117,753
	South Africa 0.4%
	Exxaro Resources, Ltd. (Metals & Mining)	6,312	155,752
	Imperial Holdings, Ltd. (Distributors)	9,284	164,548
	Investec, Ltd. (Capital Markets)	23,259	142,449
	Kumba Iron Ore, Ltd. (Metals & Mining)	2,355	161,470
			624,219
	Spain 3.0%
¤	Banco Santander S.A. (Commercial Banks)	253,880	1,975,922
	Gamesa Corp. Tecnologica S.A. (Electrical Equipment)	172,300	673,877
	Gas Natural SDG S.A. (Gas Utilities) (e)	48,270	789,245
	Mapfre S.A. (Insurance)	216,490	719,276
	Telefonica S.A. (Diversified Telecommunication Services)	5,646	98,445
			4,256,765
	Sweden 2.6%
	Betsson AB (Hotels, Restaurants & Leisure) (a)	18,456	472,083
	Boliden AB (Metals & Mining) (e)	65,173	1,114,240
	Getinge AB Class B (Health Care Equipment & Supplies)	1,884	51,099
	Hexpol AB (Machinery)	7,361	227,241
	Hoganas AB (Metals & Mining)	750	26,075
	JM AB (Household Durables)	10,000	184,858
	Loomis AB Class B (Commercial Services & Supplies)	3,410	49,753
	Meda AB Class A (Pharmaceuticals)	34,607	365,275
	SAAB AB (Aerospace & Defense)	17,469	373,905
	Swedish Match AB (Tobacco)	26,101	908,979
			3,773,508
	Switzerland 7.1%
	Bucher Industries A.G. (Machinery)	518	102,306
	Clariant A.G. (Chemicals) (a)	63,055	765,839
¤	Nestle S.A. Registered (Food Products) (e)	52,248	2,994,114
¤	Novartis A.G. (Pharmaceuticals) (e)	43,145	2,334,189
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	13,093	2,216,067
	Schmolz & Bickenbach A.G. (Metals & Mining) (a)	9,614	67,157
	Swiss Life Holding (Insurance) (a)	3,507	348,224
	Swiss Re, Ltd. (Insurance) (a)(e)	23,704	1,285,758
	Tecan Group A.G. (Life Sciences Tools & Services) (a)	913	66,652
			10,180,306
	Taiwan 0.6%
	Asustek Computer, Inc. (Computers & Peripherals)	20,000	158,175
	Compal Electronics, Inc. (Computers & Peripherals)	147,000	164,948
	Coretronic Corp. (Electronic Equipment & Instruments)	26,000	21,969
	E Ink Holdings, Inc. (Electronic Equipment & Instruments)	64,000	90,849
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	148,000	142,060
	HTC Corp. (Communications Equipment)	6,100	100,094
	Macronix International (Semiconductors & Semiconductor Equipment)	334,000	146,751
	Teco Electric and Machinery Co., Ltd. (Electrical Equipment)	114,000	75,326
			900,172
	Thailand 0.2%
	Advanced Info Service PCL (Wireless Telecommunication Services)	32,300	157,714
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	33,600	69,807
			227,521
	Turkey 0.5%
	Arcelik AS (Household Durables)	37,535	162,658
	KOC Holding AS (Industrial Conglomerates)	41,163	160,311
	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	6,175	140,748
	Turk Telekomunikasyon AS (Diversified Telecommunication Services)	32,843	146,762
	Turkiye Sise ve Cam Fabrikalari AS (Household Durables)	75,529	155,151
			765,630
	United Kingdom 26.8%
	African Barrick Gold PLC (Metals & Mining)	4,705	38,183
	Anglo American PLC (Metals & Mining)	26,209	1,083,716
	Ashtead Group PLC (Trading Companies & Distributors)	250,345	927,849
	AstraZeneca PLC (Pharmaceuticals) (e)	38,005	1,829,288
	Aviva PLC (Insurance)	157,598	867,711
	Barclays PLC (Commercial Banks) (e)	502,975	1,684,647
	Barratt Developments PLC (Household Durables) (a)	182,170	313,473
	Bellway PLC (Household Durables)	6,321	73,410
	Berendsen PLC (Commercial Services & Supplies)	3,764	27,326
	BG Group PLC (Oil, Gas & Consumable Fuels)	8,827	198,212
	BHP Billiton PLC (Metals & Mining)	28,745	961,642
	Bodycote PLC (Machinery)	150,823	725,122
¤	BP PLC (Oil, Gas & Consumable Fuels) (e)	259,731	1,927,115
¤	British American Tobacco PLC (Tobacco) (e)	44,229	2,033,035
	BT Group PLC (Diversified Telecommunication Services)	360,147	1,154,903
	Cable & Wireless Communications PLC (Diversified Telecommunication Services)	155,902	105,393
	Cape PLC (Commercial Services & Supplies)	25,983	160,419
	Dairy Crest Group PLC (Food Products)	48,014	237,196
	Debenhams PLC (Multiline Retail)	78,882	84,277
	Diageo PLC (Beverages) (e)	2,295	50,703
	Diploma PLC (Electronic Equipment & Instruments)	13,865	86,083
	Drax Group PLC (Independent Power Producers & Energy Traders)	100,352	840,486
	Elementis PLC (Chemicals)	62,770	151,634
	Fenner PLC (Machinery)	32,248	224,253
	Ferrexpo PLC (Metals & Mining)	74,844	401,583
	Filtrona PLC (Chemicals)	43,833	261,783
	GlaxoSmithKline PLC (Pharmaceuticals) (e)	63,842	1,418,492
	Go-Ahead Group PLC (Road & Rail)	6,336	126,700
	Home Retail Group PLC (Internet & Catalog Retail)	359,810	608,946
	HSBC Holdings PLC (Commercial Banks) (e)	174,708	1,458,291
	Inmarsat PLC (Diversified Telecommunication Services)	53,310	336,360
	Interserve PLC (Construction & Engineering)	49,419	226,225
	Kentz Corp., Ltd. (Construction & Engineering)	11,874	83,077
	Kier Group PLC (Construction & Engineering)	898	18,962
	Legal & General Group PLC (Insurance)	657,273	1,195,234
	London Stock Exchange Group PLC (Diversified Financial Services)	59,126	810,586
	Micro Focus International PLC (Software)	64,592	430,241
	Morgan Crucible Co. PLC (Machinery)	51,486	253,618
	Next PLC (Multiline Retail) (e)	14,608	602,875
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	122,344	341,238
	Persimmon PLC (Household Durables)	38,047	315,660
	Rio Tinto PLC (Metals & Mining) (e)	29,569	1,772,934
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (e)	65,839	2,324,500
¤	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (e)	51,910	1,888,349
	RPC Group PLC (Containers & Packaging)	76,566	459,446
	Senior PLC (Machinery)	142,396	403,898
	Shire PLC (Pharmaceuticals)	32,164	1,067,406
	Spectris PLC (Electronic Equipment & Instruments)	36,504	880,678
	Tate & Lyle PLC (Food Products)	96,061	1,002,089
	Tesco PLC (Food & Staples Retailing)	28,742	144,752
	Tetragon Financial Group, Ltd. (Capital Markets)	12,222	78,832
	TUI Travel PLC (Hotels, Restaurants & Leisure)	58,401	176,050
¤	Vodafone Group PLC (Wireless Telecommunication Services) (e)	737,857	1,985,918
	Weir Group PLC (The) (Machinery)	28,923	891,028
	WH Smith PLC (Specialty Retail)	39,635	344,762
	William Hill PLC (Hotels, Restaurants & Leisure)	128,440	454,783
			38,551,372
	Total Common Stocks (Cost $190,018,718)		194,453,200

	Convertible Preferred Stocks 0.9%
	Brazil 0.0%‡
	Brasil Telecom S.A. 7.92% (Diversified Telecommunication Services)	1,600	10,211

	Germany 0.8%
	Porsche Automobil Holding SE 2.37% (Automobiles)	17,547	1,075,776

	Republic of Korea 0.1%
	Hyundai Motor Co.
	2.31% (Automobiles)	546	32,128
	2.47% (Automobiles)	2,167	125,774
			157,902
	Total Convertible Preferred Stocks (Cost $964,315)		1,243,889

	Exchange Traded Fund 0.5% (h)
	United States 0.5%
	iShares MSCI Emerging Markets Index Fund (Capital Markets)	18,233	768,156

	Total Exchange Traded Fund (Cost $719,613)		768,156

	Preferred Stocks 0.7%
	Germany 0.7%
	Jungheinrich A.G. 0.40% (Machinery)	12,295	379,627
	ProSiebenSat.1 Media A.G. 6.20% (Media)	22,274	522,691
	Volkswagen A.G. 1.54% (Automobiles)	705	124,816

	Total Preferred Stocks (Cost $1,005,805)		1,027,134

		Number of Warrants	Value
	Warrants 0.0%‡
	Cayman Islands 0.0%‡
	Kingboard Chemical Holdings, Ltd. Strike Price HK$40.00 Expires 10/31/12 (Electronic Equipment & Instruments) (a)	11,400	544

	Spain 0.0%‡
	Promotora de Informaciones S.A. Strike Price €2.00 Expires 6/5/14 (Media) (a)	85,100	7,792

	Total Warrants (Cost $0)		8,336

		Principal Amount	Value
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	United States 0.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $373,160 (Collateralized by a Federal National Mortgage Association security with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $380,000 and a Market Value of $381,425) (Capital Markets)	$373,160	373,160

	Total Short-Term Investment (Cost $373,160)		373,160

	Total Investments, Before Investments Sold Short (Cost $193,081,611) (i)	137.7%	197,873,875

		Shares	Value
	Investments Sold Short (37.7%)
	Common Stocks Sold Short (35.3%)
	Australia (5.9%)
	Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	(9,500)	(60,716)
	Arafura Resources, Ltd. (Metals & Mining) (a)	(54,677)	(29,024)
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	(266,374)	(701,334)
	Aurora Oil and Gas, Ltd. (Oil, Gas & Consumable Fuels) (a)	(74,743)	(233,292)
	Austar United Communications, Ltd. (Media) (a)	(291,658)	(368,470)
	Bandanna Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(104,590)	(74,395)
	Bathurst Resources, Ltd. (Metals & Mining) (a)	(491,446)	(344,351)
	Beadell Resources, Ltd. (Metals & Mining) (a)	(220,485)	(174,388)
	Coalspur Mines, Ltd. (Oil, Gas & Consumable Fuels) (a)	(224,000)	(426,868)
	Cockatoo Coal, Ltd. (Oil, Gas & Consumable Fuels) (a)	(685,563)	(280,214)
	CSR, Ltd. (Industrial Conglomerates)	(68,767)	(149,663)
	Cudeco, Ltd. (Metals & Mining) (a)	(99,208)	(376,007)
	Dart Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(103,349)	(47,728)
	Discovery Metals, Ltd. (Metals & Mining) (a)	(191,686)	(314,413)
	Energy World Corp, Ltd. (Independent Power Producers & Energy Traders) (a)	(516,291)	(386,425)
	Extract Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	(61,562)	(558,805)
	Gindalbie Metals, Ltd. (Metals & Mining) (a)	(122,100)	(81,017)
	Gryphon Minerals, Ltd. (Metals & Mining) (a)	(117,540)	(162,846)
	Independence Group NL (Metals & Mining)	(50,773)	(212,917)
	Intrepid Mines, Ltd. (Metals & Mining) (a)	(130,805)	(177,058)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	(156,767)	(862,116)
	Macquarie Atlas Roads Group (Transportation Infrastructure) (a)	(28,762)	(48,246)
	Mirabela Nickel, Ltd. (Metals & Mining) (a)	(177,059)	(172,937)
	Murchison Metals, Ltd. (Metals & Mining) (a)	(489,369)	(225,999)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(352,412)	(688,414)
	Perseus Mining, Ltd. (Metals & Mining) (a)	(5,660)	(17,246)
	Pharmaxis, Ltd. (Pharmaceuticals) (a)	(18,189)	(19,021)
	Sandfire Resources NL (Metals & Mining) (a)	(50,860)	(395,787)
	Sundance Resources, Ltd. (Metals & Mining) (a)	(1,405,263)	(641,516)
	Virgin Australia Holdings, Ltd. (Airlines) (a)	(706,556)	(240,037)
	White Energy Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	(43,158)	(20,848)
			(8,492,098)
	Austria (0.5%)
	Intercell A.G. (Biotechnology) (a)	(36,320)	(111,645)
	RHI A.G. (Construction Materials)	(11,862)	(272,307)
	Wienerberger A.G. (Building Products)	(32,319)	(372,061)
			(756,013)
	Belgium (0.1%)
	ThromboGenics N.V. (Biotechnology) (a)	(4,937)	(114,627)

	Bermuda (0.6%)
	Aquarius Platinum, Ltd. (Metals & Mining)	(74,855)	(210,595)
	Archer, Ltd. (Energy Equipment & Services) (a)	(36,684)	(84,723)
	Beijing Enterprises Water Group, Ltd. (Water Utilities) (a)	(772,000)	(212,030)
	Haier Electronics Group Co., Ltd. (Household Durables) (a)	(214,000)	(220,200)
	Man Wah Holdings, Ltd. (Household Durables)	(162,000)	(83,347)
	Ports Design, Ltd. (Textiles, Apparel & Luxury Goods)	(61,500)	(100,712)
			(911,607)
	Canada (0.6%)
	InterOil Corp. (Oil, Gas & Consumable Fuels) (a)	(13,700)	(919,270)

	Cayman Islands (1.4%)
	Ajisen China Holdings, Ltd. (Hotels, Restaurants & Leisure)	(235,000)	(270,596)
	BaWang International Group Holding, Ltd. (Personal Products) (a)	(8,000)	(970)
	China Mengniu Dairy Co., Ltd. (Food Products)	(103,000)	(273,593)
	China Shineway Pharmaceutical Group, Ltd. (Pharmaceuticals)	(161,000)	(232,097)
	China State Construction International Holdings, Ltd. (Construction & Engineering)	(188,000)	(149,085)
	Daphne International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(16,000)	(20,631)
	Jinchuan Group International Resources Co., Ltd. (Chemicals) (a)	(89,000)	(23,296)
	Kingdee International Software Group Co., Ltd. (Software)	(458,000)	(137,011)
	Lijun International Pharmaceutical Holding, Ltd. (Pharmaceuticals)	(380,000)	(48,509)
	Minth Group, Ltd. (Auto Components)	(64,000)	(69,073)
	Sany Heavy Equipment International Holdings Co., Ltd. (Machinery)	(309,000)	(271,734)
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	(1,230,000)	(65,026)
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	(170,000)	(68,392)
	Xingda International Holdings, Ltd. (Metals & Mining)	(240,000)	(94,696)
	Xinyi Glass Holdings, Ltd. (Auto Components)	(370,000)	(218,986)
			(1,943,695)
	China (1.0%)
	Byd Co., Ltd. (Automobiles) (a)	(98,000)	(305,804)
	China Shipping Development Co., Ltd. Class H (Marine)	(26,000)	(18,003)
	Dongfang Electric Corp., Ltd. Class H (Electrical Equipment)	(60,400)	(178,350)
	Guangzhou Pharmaceutical Co., Ltd. (Pharmaceuticals) (b)(c)	(210,000)	(164,636)
	Hunan Nonferrous Metal Corp., Ltd. Class H (Metals & Mining) (a)	(112,000)	(32,927)
	Shandong Weigao Group Medical Polymer Co., Ltd. Class H (Health Care Equipment & Supplies)	(328,000)	(300,285)
	Tsingtao Brewery Co., Ltd. Class H (Beverages)	(36,000)	(194,964)
	Wumart Stores, Inc. Class H (Food & Staples Retailing)	(23,000)	(47,333)
	ZTE Corp. Class H (Communications Equipment)	(54,800)	(148,742)
			(1,391,044)
	Denmark (0.6%)
	Bang & Olufsen A/S (Household Durables) (a)	(4,821)	(58,106)
	Genmab A/S (Biotechnology) (a)	(20,238)	(158,995)
	NKT Holding A/S (Machinery)	(17,285)	(652,368)
	Torm A/S (Oil, Gas & Consumable Fuels) (a)	(5,993)	(4,229)
			(873,698)
	Finland (0.8%)
	Kemira Oyj (Chemicals)	(13,059)	(160,398)
	Konecranes Oyj (Machinery)	(13,604)	(332,405)
	M-real Oyj Class B (Paper & Forest Products) (a)	(163,867)	(368,676)
	Poyry Oyj (Professional Services)	(1,423)	(11,652)
	Stockmann Oyj Abp (Multiline Retail)	(4,257)	(80,185)
	Talvivaara Mining Co. PLC (Metals & Mining) (a)	(42,035)	(207,327)
	Uponor Oyj (Building Products)	(3,904)	(39,934)
			(1,200,577)
	France (0.8%)
	Altran Technologies S.A. (IT Services) (a)	(27,507)	(129,926)
	Artprice.com (Media) (a)	(11,013)	(749,089)
	Technicolor S.A. (Media) (a)	(81,142)	(242,312)
			(1,121,327)
	Germany (2.1%)
	Aixtron A.G. (Semiconductors & Semiconductor Equipment)	(55,553)	(748,824)
	Bauer A.G. (Construction & Engineering)	(402)	(12,494)
	Douglas Holding A.G. (Specialty Retail)	(2,740)	(115,765)
	ElringKlinger A.G. (Auto Components)	(2,828)	(84,877)
	Heidelberger Druckmaschinen A.G. (Machinery) (a)	(338,024)	(751,659)
	Kloeckner & Co. SE (Trading Companies & Distributors)	(56,711)	(787,800)
	KUKA A.G. (Machinery) (a)	(77)	(1,633)
	MLP A.G. (Capital Markets)	(6,089)	(42,659)
	Morphosys A.G. (Life Sciences Tools & Services) (a)	(12,629)	(325,018)
	Wincor Nixdorf A.G. (Computers & Peripherals)	(2,196)	(102,361)
			(2,973,090)
	Greece (0.6%)
	DryShips, Inc. (Marine) (a)	(233,300)	(517,926)
	Marfin Investment Group S.A. (Diversified Financial Services) (a)	(116,168)	(62,301)
	Piraeus Bank S.A. (Commercial Banks) (a)	(280,173)	(248,474)
			(828,701)
	Hong Kong (0.6%)
	China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	(86,000)	(285,547)
	China Taiping Insurance Holdings Co., Ltd. (Insurance) (a)	(159,000)	(295,230)
	Citic 1616 Holdings, Ltd. (Diversified Telecommunication Services)	(223,000)	(46,870)
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment)	(207,500)	(145,285)
	Dah Sing Banking Group, Ltd. (Commercial Banks)	(96,800)	(97,732)
			(870,664)
	Israel (0.6%)
	SodaStream International, Ltd. (Household Durables) (a)	(21,300)	(813,447)

	Italy (1.2%)
	Ansaldo STS S.p.A (Transportation Infrastructure)	(91,672)	(888,544)
	Benetton Group S.p.A. (Textiles, Apparel & Luxury Goods)	(11,551)	(61,193)
	Falck Renewables S.p.A. (Independent Power Producers & Energy Traders)	(41,272)	(41,812)
	Milano Assicurazioni S.p.A. (Insurance) (a)	(324,638)	(100,003)
	Piaggio & C S.p.A. (Automobiles)	(47,199)	(125,329)
	Telecom Italia Media S.p.A (Media) (a)	(365,022)	(76,681)
	Trevi Finanziaria S.p.A. (Construction & Engineering)	(37,591)	(287,650)
	Yoox S.p.A. (Internet & Catalog Retail) (a)	(18,306)	(207,126)
			(1,788,338)
	Japan (11.0%)
	Akebono Brake Industry Co., Ltd. (Auto Components)	(49,800)	(251,548)
	Asahi Co., Ltd. (Specialty Retail)	(17,300)	(347,498)
	Asahi Diamond Industrial Co., Ltd. (Machinery)	(45,100)	(579,282)
	CKD Corp. (Machinery)	(100)	(773)
	Clarion Co., Ltd. (Household Durables) (a)	(12,000)	(22,986)
	Cosel Co., Ltd. (Electrical Equipment)	(17,300)	(257,389)
	CyberAgent, Inc. (Media)	(213)	(623,183)
	Daiichi Chuo KK (Marine) (a)	(119,000)	(192,036)
	Disco Corp. (Semiconductors & Semiconductor Equipment)	(7,000)	(377,919)
	Dr Ci:Labo Co., Ltd. (Personal Products)	(55)	(267,351)
	FP Corp. (Containers & Packaging)	(500)	(33,390)
	Fujiya Co., Ltd. (Food Products) (a)	(41,000)	(85,529)
	GCA Savvian Group Corp. (Capital Markets)	(68)	(74,852)
	Harmonic Drive Systems, Inc. (Machinery)	(3,400)	(77,974)
	Iseki & Co., Ltd. (Machinery) (a)	(2,000)	(4,566)
	Kakaku.com, Inc. (Internet Software & Services)	(25,700)	(832,839)
	Kureha Corp. (Chemicals)	(11,000)	(52,965)
	M3, Inc. (Health Care Technology)	(94)	(406,363)
	Matsui Securities Co., Ltd. (Capital Markets)	(26,900)	(145,758)
	MISUMI Group, Inc. (Trading Companies & Distributors)	(21,900)	(510,579)
	Nichi-iko Pharmaceutical Co., Ltd. (Pharmaceuticals)	(11,700)	(274,156)
	Nichicon Corp. (Electronic Equipment & Instruments)	(12,500)	(123,983)
	Nifco, Inc./Japan (Auto Components)	(11,900)	(317,875)
	Nippon Chemi-Con Corp. (Electronic Equipment & Instruments)	(241,000)	(834,742)
	Oki Electric Industry Co., Ltd. (Electronic Equipment & Instruments) (a)	(384,000)	(367,778)
	Orient Corp. (Consumer Finance) (a)	(513,500)	(505,281)
	Osaka Securities Exchange Co., Ltd. (Diversified Financial Services)	(149)	(870,894)
	OSAKA Titanium Technologies Co. (Metals & Mining)	(18,000)	(811,204)
	Pigeon Corp. (Household Products)	(11,700)	(440,093)
	Sanken Electric Co., Ltd. (Semiconductors & Semiconductor Equipment)	(71,000)	(252,440)
	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods)	(105,000)	(224,547)
	Senshu Ikeda Holdings, Inc. (Commercial Banks)	(232,400)	(350,643)
	SHO-BOND Holdings Co., Ltd. (Construction & Engineering)	(15,700)	(397,959)
	Shochiku Co., Ltd. (Media)	(6,000)	(61,637)
	Skymark Airlines, Inc. (Airlines)	(9,700)	(96,720)
	Start Today Co., Ltd. (Internet & Catalog Retail)	(39,500)	(771,136)
	Stella Chemifa Corp. (Chemicals)	(5,500)	(158,462)
	SxL Corp. (Household Durables) (a)	(62,000)	(143,978)
	Taiyo Holdings Co., Ltd. (Chemicals)	(2,600)	(68,906)
	Takuma Co., Ltd. (Machinery) (a)	(140,000)	(699,816)
	Tamron Co., Ltd. (Leisure Equipment & Products)	(10,800)	(289,767)
	The Daiei, Inc. (Multiline Retail) (a)	(3,700)	(13,252)
	Toda Kogyo Corp. (Chemicals)	(36,000)	(334,400)
	Toho Titanium Co., Ltd. (Metals & Mining)	(44,900)	(766,399)
	Toyo Construction Co., Ltd. (Construction & Engineering)	(108,000)	(117,607)
	Toyo Tanso Co., Ltd. (Electrical Equipment)	(3,700)	(150,971)
	Tsugami Corp. (Machinery)	(35,000)	(246,130)
	Wacom Co., Ltd/Japan (Computers & Peripherals)	(549)	(924,844)
			(15,760,400)
	Luxembourg (0.2%)
	L'Occitane International S.A. (Specialty Retail)	(100,750)	(222,148)

	Netherlands (0.5%)
	Imtech N.V. (Construction & Engineering)	(18,791)	(580,569)
	SNS Reaal (Diversified Financial Services) (a)	(50,450)	(120,500)
			(701,069)
	Norway (0.2%)
	Aker ASA (Diversified Financial Services)	(2,332)	(65,584)
	Electromagnetic GeoServices AS (Energy Equipment & Services) (a)	(34,888)	(98,117)
	Norwegian Energy Co. ASA (Oil, Gas & Consumable Fuels) (a)	(103,809)	(105,277)
	Petroleum Geo-Services ASA (Energy Equipment & Services) (a)	(5,200)	(66,562)
			(335,540)
	Portugal (0.0%)‡
	Brisa Auto-Estradas de Portugal S.A. (Transportation Infrastructure)	(17,749)	(52,005)

	Singapore (0.2%)
	Hyflux, Ltd. (Water Utilities)	(195,000)	(213,161)
	Midas Holdings, Ltd. (Metals & Mining)	(268,000)	(82,029)
	Tiger Airways Holdings, Ltd. (Airlines) (a)	(60,000)	(33,152)
			(328,342)
	Spain (0.6%)
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	(10,608)	(62,719)
	NH Hoteles S.A. (Hotels, Restaurants & Leisure) (a)	(57,527)	(187,368)
	Promotora de Informaciones S.A. (Media) (a)	(289,214)	(298,862)
	SOS Corp. Alimentaria S.A. (Food Products) (a)	(271,871)	(163,585)
	Zeltia S.A. (Biotechnology) (a)	(93,789)	(214,691)
			(927,225)
	Sweden (0.3%)
	Nobia AB (Household Durables) (a)	(74,453)	(284,568)
	Rezidor Hotel Group AB (Hotels, Restaurants & Leisure) (a)	(1)	(4)
	SAS AB (Airlines) (a)	(27,968)	(36,386)
	Swedish Orphan Biovitrum AB (Biotechnology) (a)	(60,397)	(158,040)
			(478,998)
	Switzerland (1.2%)
	Bank Sarasin & Cie A.G. Class B (Capital Markets)	(1,547)	(46,889)
	Burckhardt Compression Holding A.G. (Machinery)	(608)	(152,446)
	Kudelski S.A. (Electronic Equipment & Instruments)	(11,048)	(95,417)
	Logitech International S.A. (Computers & Peripherals) (a)	(50,069)	(383,200)
	Panalpina Welttransport Holding A.G. (Air Freight & Logistics) (a)	(4,988)	(535,648)
	Temenos Group A.G. (Software) (a)	(25,062)	(451,960)
			(1,665,560)
	United Kingdom (3.7%)
	Britvic PLC (Beverages)	(88,750)	(481,092)
	Bumi PLC (Oil, Gas & Consumable Fuels) (a)	(3,016)	(41,348)
	Carpetright PLC (Specialty Retail)	(8,332)	(72,213)
	Carphone Warehouse Group PLC (Specialty Retail)	(30,112)	(78,768)
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	(88,244)	(636,315)
	DSG International PLC (Specialty Retail) (a)	(3,403,310)	(756,174)
	Hargreaves Lansdown PLC (Capital Markets)	(28,996)	(188,616)
	Heritage Oil PLC (Oil, Gas & Consumable Fuels) (a)	(151,134)	(446,544)
	Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (a)	(73,258)	(667,243)
	International Personal Finance PLC (Consumer Finance)	(5,887)	(17,654)
	Jazztel PLC (Diversified Telecommunication Services) (a)	(123,747)	(681,785)
	London Mining PLC (Metals & Mining) (a)	(15,872)	(67,655)
	Michael Page International PLC (Professional Services)	(46,321)	(284,014)
	Mothercare PLC (Multiline Retail)	(2,574)	(8,001)
	Ocado Group PLC (Internet & Catalog Retail) (a)	(125,286)	(171,958)
	Redrow PLC (Household Durables) (a)	(101,625)	(197,454)
	SuperGroup PLC (Specialty Retail) (a)	(45,775)	(468,860)
			(5,265,694)
	Total Common Stocks Sold Short (Proceeds $55,599,855)		(50,735,177)

	Exchange Traded Fund Sold Short (2.4%)(h)
	United States (2.4%)
	iShares MSCI EAFE Index Fund (Capital Markets)	(66,864)	(3,486,289)

	Total Exchange Traded Fund Sold Short (Proceeds $3,486,174)		(3,486,289)

	Total Investments Sold Short (Proceeds $59,086,029)	(37.7)%	(54,221,466)

	Total Investments, Net of Investments Sold Short (Cost $133,995,582)	100.0	143,652,409
	Other Assets, Less Liabilities	0.0 ‡	26,310
	Net Assets	100.0%	$143,678,719

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security. The total market value of these securities at January 31, 2012 is $(163,498), which represents (0.1)% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities at January 31, 2012 is $(163,498), which represents (0.1)% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(f)	ADR - American Depositary Receipt.
(g)	GDR - Global Depositary Receipt.
(h)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(i)	At January 31, 2012, cost is $195,518,649 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$15,309,475
Gross unrealized depreciation	(12,954,249)
Net unrealized appreciation	$2,355,226

The following abbreviation is used in the above portfolio:
€	-Euro
HK$	-Hong Kong Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$194,452,062	$—	$1,138	$194,453,200
Convertible Preferred Stocks	1,243,889	—	—	1,243,889
Exchange Traded Fund	768,156	—	—	768,156
Preferred Stocks	1,027,134	—	—	1,027,134
Warrants	8,336	—	—	8,336
Short-Term Investment
Repurchase Agreement	—	373,160	—	373,160
Total Investments in Securities	$197,499,577	$373,160	$1,138	$197,873,875

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short (a)
Common Stocks Sold Short (c)	$(50,570,541)	$—	$(164,636)	$(50,735,177)
Exchange Traded Funds Sold Short	(3,486,289)	—	—	(3,486,289)
Total Investments in Securities	$(54,056,830)	$—	$(164,636)	$(54,221,466)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 securities valued at $11and $1,127 are held in Australia and Cayman Islands, respectively, within the Common Stock section of the Portfolio of Investments.

(c)	The level 3 securities valued at $(164,636) is held in China, within the Common Stock Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2012, foreign securities with a total value of $121,777,163 were transferred from Level 2 to Level 1 as the prices of theses ecurities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Common Stock
Australia	$43,935	$-	$-	$(12,382)	$-	$(31,542)	$-	$-	$11	$(12,382)
Cayman Islands	7,190	-	-	(6,063)	-	-	-	-	1,127	(6,063)
Common Stock Sold Short
China	-	-	-	(17,304)	-	-	(147,332)	-	(164,636)	(17,304)
Total	$51,125	$-	$-	$(35,749)	$-	$(31,542)	$(147,332)	$-	$(163,498)	$(35,749)

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	85,048	USD	90,389	USD	90,291
Euro	EUR	2,874		3,640		3,760
Hong Kong Dollar	HKD	7,570		976		976
Japanese Yen	JPY	485,834		6,372		6,374
New Taiwan Dollar	TWD	2,257,808		75,005		76,310
Norwegian Krone (a)	NOK	(420)		(72)		(72)
Pound Sterling	GBP	4,073		6,390		6,418
Singapore Dollar	SGD	5		4		4
South Korean Won	KRW	72,923		63		65
Swiss Franc	CHF	1		1		1
Total			USD	182,768	USD	184,127

(a)        Currency was overdrawn as of January 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Cash Reserves Fund
Portfolio of Investments January 31, 2012 (Unaudited)
	Principal Amount	Amortized Cost
Short-Term Investments 99.7%†
Certificates of Deposit 8.6%
Bank of Nova Scotia 0.40%, due 3/22/12 (a)	$8,505,000	$8,505,000
Toronto-Dominion Bank (The) 0.351%, due 9/20/12 (a)	8,370,000	8,370,000
Westpac Banking Corp.
0.32%, due 2/1/12	8,525,000	8,525,000
0.46%, due 3/23/12	8,505,000	8,505,000
		33,905,000
Financial Company Commercial Paper 2.6%
National Rural Utilities Cooperative Finance Corp.
0.07%, due 2/10/12 (b)	3,030,000	3,029,947
0.08%, due 2/28/12 (b)	3,100,000	3,099,814
Private Export Funding Corp.
0.10%, due 3/20/12 (b)(c)	3,265,000	3,264,565
0.11%, due 2/15/12 (b)(c)	850,000	849,964
		10,244,290
Government Agency Debt 5.8%
Federal Farm Credit Bank 0.12%, due 7/5/12 (a)	8,765,000	8,761,679
Federal Home Loan Bank 0.01%, due 2/22/12	4,000,000	3,999,977
Federal National Mortgage Association
0.315%, due 9/17/12 (a)	8,000,000	8,003,682
0.32%, due 9/13/12 (a)	2,315,000	2,316,427
		23,081,765
Other Commercial Paper 43.0%
American Water Capital Corp. 0.44%, due 2/3/12 (b)(c)	1,540,000	1,539,962
Becton, Dickinson & Co. 0.11%, due 4/5/12 (b)	5,305,000	5,303,963
BHP Billiton Finance (USA) Ltd. 0.08%, due 2/16/12 (b)(c)	1,700,000	1,699,943
Campbell Soup Co.
0.10%, due 3/20/12 (b)(c)	3,000,000	2,999,600
0.10%, due 3/5/12 (b)(c)	4,400,000	4,399,597
0.11%, due 3/20/12 (b)(c)	3,900,000	3,899,428
Canadian Wheat Board 0.06%, due 3/2/12 (b)	2,050,000	2,049,897
Clorox Co. (The) 0.42%, due 3/12/12 (b)(c)	1,565,000	1,564,270
Coca-Cola Co. (The)
0.06%, due 3/1/12 (b)(c)	1,100,000	1,099,947
0.08%, due 3/26/12 (b)(c)	9,000,000	8,998,920
Danaher Corp. 0.07%, due 2/23/12 (b)	4,120,000	4,119,824
Devon Energy Corp. 0.38%, due 2/6/12 (b)(c)	1,635,000	1,634,914
Diageo Capital PLC 0.46%, due 3/13/12 (b)(c)	1,565,000	1,564,180
Dominion Resources, Inc. 0.41%, due 3/9/12 (b)(c)	1,460,000	1,459,385
E.I. du Pont de Nemours & Co. 0.06%, due 2/8/12 (b)(c)	2,060,000	2,059,976
Eli Lilly & Co. 0.04%, due 2/13/12 (b)(c)	6,500,000	6,499,913
Emerson Electric Co.
0.06%, due 2/17/12 (b)(c)	715,000	714,981
0.06%, due 2/21/12 (b)(c)	1,800,000	1,799,940
0.07%, due 2/29/12 (b)(c)	5,960,000	5,959,675
0.08%, due 3/23/12 (b)(c)	2,060,000	2,059,767
Florida Power & Light Co.
0.15%, due 2/1/12 (b)	3,100,000	3,100,000
0.16%, due 2/9/12 (b)	2,185,000	2,184,922
General Electric Co. 0.10%, due 2/24/12 (b)	5,000,000	4,999,681
John Deere Canada ULC 0.06%, due 2/16/12 (b)(c)	1,610,000	1,609,960
Kimberly-Clark Worldwide, Inc. 0.061%, due 2/23/12 (b)(c)	2,985,000	2,984,891
L'Oreal U.S.A., Inc. 0.08%, due 2/7/12 (b)(c)	2,575,000	2,574,966
McDonald's Corp. 0.05%, due 3/12/12 (b)(c)	4,150,000	4,149,769
NSTAR Electric Co. 0.07%, due 2/9/12 (b)	2,060,000	2,059,968
Parker Hannifin Corp. 0.05%, due 2/6/12 (b)(c)	4,700,000	4,699,967
PepsiCo, Inc.
0.04%, due 2/16/12 (b)(c)	2,030,000	2,029,966
0.05%, due 2/13/12 (b)(c)	2,180,000	2,179,964
Pfizer, Inc. 0.05%, due 2/15/12 (b)(c)	3,000,000	2,999,942
Praxair, Inc. 0.04%, due 2/1/12 (b)	3,250,000	3,250,000
Procter & Gamble Co. (The)
0.07%, due 3/27/12 (b)(c)	6,000,000	5,999,358
0.10%, due 2/14/12 (b)(c)	8,440,000	8,439,695
Roche Holdings, Inc.
0.05%, due 2/6/12 (b)(c)	3,265,000	3,264,977
0.05%, due 3/19/12 (b)(c)	1,500,000	1,499,902
0.06%, due 2/21/12 (b)(c)	3,265,000	3,264,891
Sanofi 0.05%, due 2/10/12 (b)(c)	5,310,000	5,309,934
Schlumberger Holdings Corp.
0.10%, due 2/17/12 (b)(c)	2,250,000	2,249,900
0.10%, due 2/24/12 (b)(c)	5,000,000	4,999,681
Siemens Capital Co., LLC
0.10%, due 2/24/12 (b)(c)	4,000,000	3,999,744
0.10%, due 2/29/12 (b)(c)	2,120,000	2,119,835
0.12%, due 2/2/12 (b)(c)	7,000,000	6,999,977
South Carolina Fuel Co., Inc.
0.54%, due 2/16/12 (b)(c)	975,000	974,781
0.55%, due 2/6/12 (b)(c)	365,000	364,972
Southern Co. Funding Corp.
0.13%, due 2/24/12 (b)(c)	3,030,000	3,029,748
0.14%, due 2/6/12 (b)(c)	2,200,000	2,199,957
0.20%, due 2/2/12 (b)(c)	2,250,000	2,249,987
Unilever Capital Corp.
0.05%, due 2/3/12 (b)(c)	3,250,000	3,249,991
0.09%, due 3/14/12 (b)(c)	4,120,000	4,119,567
Walt Disney Co. (The) 0.07%, due 3/29/12 (b)(c)	5,605,000	5,604,379
		170,193,354
Other Notes 8.8%
BMW Vehicle Owner Trust Series 2011-A, Class A1 0.306%, due 9/25/12	471,906	471,906
CNH Equipment Trust Series 2011-B, Class A1 0.384%, due 10/12/12	1,908,534	1,908,534
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (c)	907,685	907,685
Ford Credit Auto Lease Trust Series 2011-A, Class A1 0.261%, due 7/15/12 (c)	604,888	604,888
GE Equipment Midticket LLC Series 2011-1, Class A1 0.429%, due 10/22/12	976,520	976,520
GE Equipment Transportation LLC Series 2011-1, Class A1 0.294%, due 7/20/12	340,184	340,184
Holmes Master Issuer PLC Series 2011-3A, Class A1 0.415%, due 7/15/12 (a)(c)	10,040,000	10,040,000
Huntington Auto Trust Series 2011-1A, Class A1 0.364%, due 9/17/12 (c)	729,412	729,412
International Bank for Reconstruction & Development 0.24%, due 7/25/12 (a)	7,515,000	7,515,000
Macquarie Equipment Funding Trust Series 2011-A, Class A1 0.432%, due 3/20/12 (c)	34,493	34,493
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (c)	620,315	620,315
Nissan Auto Lease Trust Series 2011-B, Class A1 0.35%, due 10/15/12	1,272,660	1,272,660
Sanofi 0.624%, due 3/28/12 (a)	8,995,000	8,995,000
SMART Trust Series 2011-2USA, Class A1 0.365%, due 7/14/12 (c)	583,880	583,880
		35,000,477
Treasury Debt 23.5%
United States Treasury Bills
0.001%, due 3/22/12 (b)	10,000,000	9,999,986
0.005%, due 4/5/12 (b)	6,535,000	6,534,942
0.021%, due 2/9/12 (b)	20,000,000	19,999,907
0.05%, due 2/23/12 (b)	4,050,000	4,049,876
United States Treasury Notes
0.375%, due 8/31/12	4,000,000	4,002,914
0.375%, due 9/30/12	3,900,000	3,905,579
0.625%, due 7/31/12	3,860,000	3,867,861
0.875%, due 2/29/12	14,080,000	14,088,029
1.00%, due 3/31/12	18,305,000	18,330,231
1.00%, due 4/30/12	8,450,000	8,465,543
		93,244,868
Treasury Repurchase Agreements 7.4%
Bank of America N.A. 0.17%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $14,648,069 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 7/31/18, with a Principal Amount of $13,967,600 and a Market Value of $14,941,002)	14,648,000	14,648,000
Deutsche Bank Securities, Inc. 0.20%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $14,648,081 (Collateralized by a United States Treasury Note with a rate of 2.000% and maturity date of 11/15/21, with a Principal Amount of $14,668,100 and a Market Value of $14,941,011)	14,648,000	14,648,000
		29,296,000
Total Short-Term Investments (Amortized Cost $394,965,754) (d)	99.7%	394,965,754

Other Assets, Less Liabilities	0.3	1,337,027
Net Assets	100.0%	$396,302,781

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(b)	Interest rate presented is yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$33,905,000	$—	$33,905,000
Financial Company Commercial Paper	—	10,244,290	—	10,244,290
Government Agency Debt	—	23,081,765	—	23,081,765
Other Commercial Paper	—	170,193,354	—	170,193,354
Other Notes	—	35,000,477	—	35,000,477
Treasury Debt	—	93,244,868	—	93,244,868
Treasury Repurchase Agreements	—	29,296,000	—	29,296,000
Total Investments in Securities	$—	$394,965,754	$—	$394,965,754

(a) For a complete listing of investments, see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Conservative Allocation Fund
Portfolio of Investments January 31, 2012 (Unaudited)
	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 41.2%
MainStay 130/30 Core Fund Class I	2,762,423	$21,049,665
MainStay 130/30 International Fund Class I	315,111	1,985,197
MainStay Common Stock Fund Class I	72,575	852,753
MainStay Epoch International Small Cap Fund Class I	206,933	3,515,793
MainStay Epoch U.S. All Cap Fund Class I	581,347	13,760,479
MainStay ICAP Equity Fund Class I	335,484	12,543,743
MainStay ICAP International Fund Class I	146,509	4,102,243
MainStay ICAP Select Equity Fund Class I	112,423	3,993,282
MainStay International Equity Fund Class I	87,420	939,763
MainStay Large Cap Growth Fund Class I	2,369,601	17,914,183
MainStay MAP Fund Class I	745,047	24,146,978
MainStay U.S. Small Cap Fund Class I (a)	281,475	4,931,449
Total Equity Funds (Cost $102,605,640)		109,735,528
Fixed Income Funds 58.7%
MainStay Cash Reserves Fund Class I	9,865,497	9,865,497
MainStay Convertible Fund Class I	198,603	2,957,192
MainStay Flexible Bond Opportunities Fund Class I (b)	2,740,354	24,279,534
MainStay Floating Rate Fund Class I (b)	2,335,449	21,953,218
MainStay High Yield Corporate Bond Fund Class I	1,024,541	6,044,790
MainStay High Yield Opportunities Fund Class I	330,246	3,735,084
MainStay Indexed Bond Fund Class I (b)	2,889,890	33,089,240
MainStay Intermediate Term Bond Fund Class I (b)	5,050,541	54,495,338
Total Fixed Income Funds (Cost $154,185,006)		156,419,893
Total Investments (Cost $256,790,646) (c)	99.9%	266,155,421
Other Assets, Less Liabilities	0.1	245,798
Net Assets	100.0%	$266,401,219

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At January 31, 2012, cost is $258,168,956 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$9,702,902
	Gross unrealized depreciation	(1,716,437)
	Net unrealized appreciation	$7,986,465

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$109,735,528	$—	$—	$109,735,528
Fixed Income Funds	156,419,893	—	—	156,419,893
Total Investments	$266,155,421	$—	$—	$266,155,421

(a) For a complete listing of investments see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Epoch Global Choice Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 95.1% †
	Belgium 3.5%
	Anheuser-Busch InBev N.V. (Beverages)	43,350	$2,628,512

	British Virgin Islands 0.5%
	Arcos Dorados Holdings, Inc. (Hotels, Restaurants & Leisure)	17,950	385,925

	France 1.1%
	Pernod-Ricard S.A. (Beverages)	8,900	854,380

	Germany 9.2%
¤	Bayer A.G. (Pharmaceuticals)	38,900	2,724,283
	Deutsche Telekom A.G., Registered (Diversified Telecommunication Services)	168,650	1,896,741
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	32,900	2,347,550
			6,968,574
	Israel 3.9%
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (a)	65,250	2,944,732

	Luxembourg 6.6%
¤	SES S.A. (Media)	123,500	2,915,871
	Subsea 7 S.A. (Energy Equipment & Services) (b)	103,850	2,102,843
			5,018,714
	Taiwan 2.7%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment) (a)	144,450	2,033,856

	United Kingdom 16.0%
	Experian PLC (Professional Services)	166,500	2,255,077
¤	Imperial Tobacco Group PLC (Tobacco)	74,500	2,664,916
	Rexam PLC (Containers & Packaging)	351,829	2,073,502
¤	Rolls-Royce Holdings PLC (Aerospace & Defense) (b)	239,050	2,770,593
	Vodafone Group PLC (Wireless Telecommunication Services)	850,400	2,288,824
			12,052,912
	United States 51.6%
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	33,500	2,704,120
¤	Apple, Inc. (Computers & Peripherals) (b)	6,700	3,058,416
	Arthur J. Gallagher & Co. (Insurance)	60,450	2,015,403
	Automatic Data Processing, Inc. (IT Services)	29,650	1,624,227
	CIT Group, Inc. (Commercial Banks) (b)	53,050	2,023,327
	Coca-Cola Enterprises, Inc. (Beverages)	75,500	2,022,645
¤	Comcast Corp. Class A (Media)	121,000	3,084,290
	Deere & Co. (Machinery)	30,050	2,588,808
¤	Ecolab, Inc. (Chemicals)	45,392	2,743,492
	Laboratory Corp. of America Holdings (Health Care Providers & Services) (b)	25,900	2,367,001
	McDonald's Corp. (Hotels, Restaurants & Leisure)	22,800	2,258,340
¤	Microsoft Corp. (Software)	94,900	2,802,397
	Oracle Corp. (Software)	75,130	2,118,666
	UnitedHealth Group, Inc. (Health Care Providers & Services)	31,550	1,633,975
	Visa, Inc. Class A (IT Services)	23,110	2,325,790
	Visteon Corp. (Auto Components) (b)	27,875	1,338,000
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	35,400	2,241,882
			38,950,779
	Total Common Stocks (Cost $66,059,622)		71,838,384

	Preferred Stock 1.6%
	Bermuda 1.6%
	PartnerRe, Ltd. 7.25% (Insurance)	44,143	1,186,123
	Total Preferred Stock (Cost $1,124,252)		1,186,123

	Short-Term Investment 2.8%	Principal Amount	Value
	Repurchase Agreement 2.8%
	United States 2.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $2,094,189 (Collateralized by a Federal National Mortgage Assocation security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $2,125,000 and a Market Value of $2,138,596) (Capital Markets)	$2,094,189	2,094,189

	Total Short-Term Investment (Cost $2,094,189)		2,094,189
	Total Investments (Cost $69,278,063) (c)	99.5%	75,118,696
	Other Assets, Less Liabilities	0.5	397,855
	Net Assets	100.0%	$75,516,551

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2012, cost is $69,631,946 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$6,476,821
	Gross unrealized depreciation	(990,071)
	Net unrealized appreciation	$5,486,750

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$71,838,384	$—	$—	$71,838,384
Preferred Stock	1,186,123	—	—	1,186,123
Short-Term Investment
Repurchase Agreement	—	2,094,189	—	2,094,189
Total Investments in Securities	$73,024,507	$2,094,189	$—	$75,118,696

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2012, foreign securities with a total value of $22,568,633 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Common Stock
Aerospace & Defense	$23,415	$-	$-	$(124)	$-	$(23,291)	$-	$-	$-	$-
Total	$23,415	$-	$-	$(124)	$-	$(23,291)	$-	$-	$-	$-

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Brazilian Real	BRL	13,615	USD	8,535	USD	7,792
Canadian Dollar	CAD	1,539		1,509		1,534
Euro	EUR	129,386		171,107		169,244
Pound Sterling	GBP	71,948		113,537		113,376
South Korean Won	KRW	21,900		21		20
Swiss Franc	CHF	25,984		27,997		28,228
Total			USD	322,706	USD	320,194

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Epoch Global Equity Yield Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 96.0% †
	Australia 0.6%
	Westpac Banking Corp. (Commercial Banks)	312,102	$7,007,906

	Belgium 2.1%
	Anheuser-Busch InBev N.V. (Beverages)	311,900	18,911,944
	Mobistar S.A. (Wireless Telecommunication Services)	143,900	7,196,911
			26,108,855
	Brazil 0.5%
	CPFL Energia S.A. (Electric Utilities)	447,000	6,600,618

	Canada 3.6%
¤	BCE, Inc. (Diversified Telecommunication Services)	628,000	25,603,510
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	293,750	11,293,570
	Shaw Communications, Inc. (Media)	446,000	8,851,501
			45,748,581
	France 7.5%
	Air Liquide Prime de Fidelite (Chemicals)	20,033	2,521,364
	Air Liquide Prime de Fidelite – Loyalty Shares (Chemicals) (a)	7,500	943,954
	Air Liquide S.A. (Chemicals)	27,533	3,465,318
	France Telecom S.A. (Diversified Telecommunication Services)	852,500	12,784,763
	Sanofi (Pharmaceuticals)	132,396	9,779,505
	SCOR SE (Insurance)	447,000	11,246,669
¤	Total S.A. (Oil, Gas & Consumable Fuels)	371,000	19,607,997
	Vinci S.A. (Construction & Engineering)	291,100	13,502,219
¤	Vivendi S.A. (Diversified Telecommunication Services)	994,100	20,805,314
			94,464,159
	Germany 4.7%
	BASF S.E. (Chemicals)	234,500	18,030,038
	Bayer A.G. (Pharmaceuticals)	104,800	7,339,456
	Daimler A.G. (Automobiles)	293,600	16,223,912
	Deutsche Telekom A.G., Registered (Diversified Telecommunication Services)	719,200	8,088,562
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	78,770	10,262,293
			59,944,261
	Hong Kong 1.1%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (b)	284,600	14,537,368

	Italy 1.5%
	Enel S.p.A. (Electric Utilities)	1,472,900	6,022,634
	Terna S.p.A. (Electric Utilities)	3,396,700	12,449,432
			18,472,066
	Norway 0.8%
	Orkla ASA (Industrial Conglomerates)	1,208,200	9,792,042

	Philippines 0.7%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services) (b)	145,331	9,231,425

	Spain 0.6%
	Telefonica S.A. (Diversified Telecommunication Services)	448,500	7,820,181

	Switzerland 4.9%
¤	Nestle S.A. Registered (Food Products)	357,200	20,469,636
	Novartis A.G. (Pharmaceuticals)	221,000	11,956,328
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	72,700	12,304,900
	Swisscom A.G. (Diversified Telecommunication Services)	43,800	17,286,844
			62,017,708
	Taiwan 1.5%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment) (b)	1,306,100	18,389,888

	United Kingdom 20.5%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals) (b)	369,200	17,776,980
	BAE Systems PLC (Aerospace & Defense)	2,740,500	13,292,287
	British American Tobacco PLC (Tobacco)	232,900	10,705,507
	Compass Group PLC (Hotels, Restaurants & Leisure)	944,800	8,769,129
	Diageo PLC, Sponsored ADR (Beverages) (b)	150,200	13,306,218
	FirstGroup PLC (Road & Rail)	3,026,500	14,784,399
	GlaxoSmithKline PLC (Pharmaceuticals)	542,000	12,042,585
¤	Imperial Tobacco Group PLC (Tobacco)	693,600	24,810,542
	Meggitt PLC (Aerospace & Defense)	1,550,300	8,867,959
¤	National Grid PLC (Multi-Utilities)	1,993,610	19,854,483
¤	Pearson PLC (Media)	1,248,000	23,068,210
	Reckitt Benckiser Group PLC (Household Products)	179,400	9,543,907
¤	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (b)	276,400	19,723,904
	Scottish & Southern Energy PLC (Electric Utilities)	629,100	12,124,042
	Unilever PLC (Food Products)	209,500	6,754,465
	United Utilities Group PLC (Water Utilities)	1,290,659	12,243,605
¤	Vodafone Group PLC (Wireless Telecommunication Services)	9,050,700	24,359,666
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,638,450	7,384,150
			259,412,038
	United States 45.4%
	Abbott Laboratories (Pharmaceuticals)	133,800	7,245,270
	Altria Group, Inc. (Tobacco)	658,100	18,690,040
	Arthur J. Gallagher & Co. (Insurance)	392,300	13,079,282
	AT&T, Inc. (Diversified Telecommunication Services)	457,755	13,462,575
	Automatic Data Processing, Inc. (IT Services)	137,800	7,548,684
	Bristol-Myers Squibb Co. (Pharmaceuticals)	280,900	9,056,216
	CenturyLink, Inc. (Diversified Telecommunication Services)	499,500	18,496,485
	CMS Energy Corp. (Multi-Utilities)	437,600	9,552,808
	Coca-Cola Co. (The) (Beverages)	100,000	6,753,000
	Coca-Cola Enterprises, Inc. (Beverages)	244,100	6,539,439
	Comcast Corp. Class A (Media)	426,200	10,863,838
	ConocoPhillips (Oil, Gas & Consumable Fuels)	174,800	11,923,108
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	151,400	9,432,220
	Diebold, Inc. (Computers & Peripherals)	219,200	6,946,448
	Duke Energy Corp. (Electric Utilities)	327,450	6,977,959
	E.I. du Pont de Nemours & Co. (Chemicals)	339,400	17,272,066
	Emerson Electric Co. (Electrical Equipment)	266,800	13,708,184
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	205,200	9,911,160
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	84,700	7,092,778
	Genuine Parts Co. (Distributors)	132,000	8,418,960
	H.J. Heinz Co. (Food Products)	123,800	6,419,030
	Honeywell International, Inc. (Aerospace & Defense)	226,700	13,157,668
	Integrys Energy Group, Inc. (Multi-Utilities)	135,106	7,013,352
	Johnson & Johnson (Pharmaceuticals)	145,700	9,603,087
	Kimberly-Clark Corp. (Household Products)	265,300	18,984,868
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	170,900	14,523,082
	Lockheed Martin Corp. (Aerospace & Defense)	194,100	15,978,312
	Lorillard, Inc. (Tobacco)	140,900	15,131,251
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	129,000	7,476,840
	Mattel, Inc. (Leisure Equipment & Products)	426,950	13,235,450
	McDonald's Corp. (Hotels, Restaurants & Leisure)	81,600	8,082,480
	Merck & Co., Inc. (Pharmaceuticals)	243,300	9,308,658
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	169,700	6,263,627
	Microsoft Corp. (Software)	377,700	11,153,481
	NiSource, Inc. (Multi-Utilities)	253,300	5,757,509
	NYSE Euronext (Diversified Financial Services)	348,600	9,258,816
	Oracle Corp. (Software)	410,300	11,570,460
	PepsiCo., Inc. (Beverages)	90,200	5,923,434
	Philip Morris International, Inc. (Tobacco)	212,400	15,881,148
	Pitney Bowes, Inc. (Commercial Services & Supplies)	514,900	9,767,653
	Progress Energy, Inc. (Electric Utilities)	258,400	14,038,872
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	803,800	9,131,168
	Regal Entertainment Group Class A (Media)	894,600	11,137,770
	Reynolds American, Inc. (Tobacco)	408,500	16,025,455
	SCANA Corp. (Multi-Utilities)	169,200	7,585,236
	Southern Co. (Electric Utilities)	139,500	6,355,620
	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	236,800	7,456,832
	TECO Energy, Inc. (Multi-Utilities)	602,600	10,876,930
	Time Warner, Inc. (Media)	248,200	9,198,292
	Travelers Cos., Inc. (The) (Insurance)	112,000	6,529,600
	Vectren Corp. (Multi-Utilities)	309,900	8,860,041
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	504,800	19,010,768
	Waste Management, Inc. (Commercial Services & Supplies)	280,500	9,750,180
	Williams Partners, L.P. (Oil, Gas & Consumable Fuels)	182,500	11,386,174
			574,803,664
	Total Common Stocks (Cost $1,156,717,014)		1,214,350,760

	Preferred Stock 0.7%
	United States 0.7%
	MetLife, Inc. 6.50% (Insurance)	335,600	8,571,224

	Total Preferred Stock (Cost $8,235,121)		8,571,224

		Principal Amount	Value
	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	United States 3.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $46,289,147 (Collateralized by a Federal National Mortgage Association security with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $47,040,000 and a Market Value of $47,216,400) (Capital Markets)	$46,289,135	46,289,135

	Total Short-Term Investment (Cost $46,289,135)		46,289,135

	Total Investments (Cost $1,211,241,270) (c)	100.3%	1,269,211,119
	Other Assets, Less Liabilities	(0.3)	(4,310,858)
	Net Assets	100.0%	$1,264,900,261

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Fair valued security. The total market value of this security at January 31, 2012 is $3,272,374, which represents 0.3% of the Fund's net assets.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2012, cost is $1,213,609,206 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$87,749,171
	Gross unrealized depreciation	(32,147,258)
	Net unrealized appreciation	$55,601,913

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$1,211,078,386	$—	$3,272,374	$1,214,350,760
Preferred Stock	8,571,224	—	—	8,571,224
Short-Term Investment
Repurchase Agreement	—	46,289,135	—	46,289,135
Total Investments in Securities	$1,219,649,610	$46,289,135	$3,272,374	$1,269,211,119

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)The Level 3 security valued at $3,272,374 is a security listed under France within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2012, foreign securities with a total value of $392,385,733 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Common Stock
France	$-	$-	$-	$(5,639)	$3,278,013	$-	$-	$-	$3,272,374	$(5,639)
Total	$-	$-	$-	$(5,639)	$3,278,013	$-	$-	$-	$3,272,374	$(5,639)

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	46	USD	48	USD	49
Canadian Dollar	CAD	27,331		27,255		27,257
Euro	EUR	67		89		89
New Taiwan Dollar	TWD	15,052,146		498,234		508,733
Total			USD	525,626	USD	536,128

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Epoch International Small Cap Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 97.2% †
	Australia 3.7%
	Centamin PLC (Metals & Mining) (a)	674,200	$1,001,853
	Challenger, Ltd. (Diversified Financial Services)	439,100	2,060,474
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	64,450	1,320,571
	Monadelphous Group, Ltd. (Construction & Engineering)	41,000	957,608
	Pacific Brands, Ltd. (Distributors)	961,750	633,046
	SAI Global, Ltd. (Professional Services)	630,124	3,311,407
	Western Areas NL (Metals & Mining)	113,550	665,438
			9,950,397
	Austria 1.0%
	Andritz A.G. (Machinery)	27,350	2,536,816

	Belgium 1.2%
	Telenet Group Holding N.V. (Diversified Telecommunication Services) (a)	83,882	3,321,279

	Bermuda 3.3%
	Biosensors International Group, Ltd. (Health Care Equipment & Supplies) (a)	2,714,900	3,496,552
	Dockwise, Ltd. (Energy Equipment & Services) (a)	123,000	2,147,883
	Huabao International Holdings, Ltd. (Chemicals)	852,000	577,865
	Lancashire Holdings, Ltd. (Insurance)	245,000	2,658,100
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,443
			8,881,843
	Brazil 5.5%
	BR Properties S.A. (Real Estate Management & Development)	163,000	1,777,215
	Diagnosticos da America S.A. (Health Care Providers & Services)	263,300	2,531,731
¤	Localiza Rent a Car S.A. (Road & Rail)	301,700	4,954,082
	Mills Estruturas e Servicos de Engenharia S.A. (Trading Companies & Distributors)	280,600	3,481,804
	Porto Seguro S.A. (Insurance)	101,550	1,207,185
	Rossi Residencial S.A. (Household Durables)	113,250	611,882
			14,563,899
	British Virgin Islands 0.8%
	Playtech, Ltd. (Software)	426,950	2,013,318

	Canada 10.3%
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders)	366,533	2,189,621
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders) (c)(d)	97,100	580,063
	ARC Resources, Ltd. (Oil, Gas & Consumable Fuels)	80,250	1,945,624
	Aurizon Mines, Ltd. (Metals & Mining) (a)	240,900	1,340,602
	Bonavista Energy Corp. (Oil, Gas & Consumable Fuels)	31,050	701,079
	Calfrac Well Services, Ltd. (Energy Equipment & Services)	44,600	1,153,809
	Capstone Mining Corp. (Metals & Mining) (a)	291,100	1,004,494
	CCL Industries, Inc. Class B (Containers & Packaging)	50,650	1,602,797
	Cott Corp. (Beverages) (a)	220,450	1,543,392
¤	Crew Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	312,000	4,262,890
	Detour Gold Corp. (Metals & Mining) (a)	62,200	1,738,151
	Dorel Industries, Inc. Class B (Household Durables)	30,550	754,991
	Gluskin Sheff + Associates, Inc. (Capital Markets)	29,450	442,910
	Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure) (a)	104,300	894,565
	Laurentian Bank of Canada (Commercial Banks)	34,700	1,598,823
	Paramount Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	42,550	1,464,022
	Provident Energy, Ltd. (Oil, Gas & Consumable Fuels)	105,650	1,182,201
	SEMAFO, Inc. (Metals & Mining)	199,039	1,329,970
	SouthGobi Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	239,650	1,725,614
			27,455,618
	Cayman Islands 4.6%
	China High Precision Automation Group, Ltd. (Electronic Equipment & Instruments) (b)(c)	2,809,600	893,386
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail) (a)	1,864,000	1,949,253
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	4,302,000	1,758,454
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	337,000	1,160,226
	New World Department Store China, Ltd. (Multiline Retail)	1,893,000	1,149,669
	Shenguan Holdings Group, Ltd. (Food Products)	3,680,000	2,092,608
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	6,437,750	1,801,338
	Xingda International Holdings, Ltd. (Metals & Mining)	3,416,000	1,347,847
			12,152,781
	China 1.1%
	Dalian Port PDA Co., Ltd. (Transportation Infrastructure)	4,732,426	1,110,597
	Lianhua Supermarket Holdings Co., Ltd. (Food & Staples Retailing)	770,000	996,841
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health Care Equipment & Supplies)	904,000	827,615
			2,935,053
	Denmark 0.8%
	Christian Hansen Holding A/S (Chemicals)	90,100	2,205,198

	France 6.1%
	Alten, Ltd. (IT Services)	66,150	1,828,759
	Altran Technologies S.A. (IT Services) (a)	385,200	1,819,441
	Eurofins Scientific (Life Sciences Tools & Services)	22,800	1,833,253
	Guyenne et Gascogne S.A. (Food & Staples Retailing)	5,300	566,121
	IPSOS (Media)	85,100	2,716,643
	Mersen (Electrical Equipment)	30,450	1,030,405
	Saft Groupe S.A. (Electrical Equipment)	61,906	1,874,597
¤	Societe BIC S.A. (Commercial Services & Supplies)	50,300	4,481,948
			16,151,167
	Germany 1.8%
	GFK SE (Media)	35,800	1,592,158
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	24,855	796,533
	Morphosys A.G. (Life Sciences Tools & Services) (a)	97,800	2,516,969
			4,905,660
	Hong Kong 1.1%
	Television Broadcasts, Ltd. (Media)	232,000	1,350,663
	Vitasoy International Holdings, Ltd. (Food Products)	2,092,000	1,583,439
			2,934,102
	Ireland 0.3%
	Smurfit Kappa Group PLC (Containers & Packaging) (a)	108,300	906,635

	Italy 4.5%
	Amplifon S.p.A. (Health Care Providers & Services)	841,500	3,786,490
	Astaldi S.p.A (Construction & Engineering)	245,198	1,619,692
	Banca Generali S.p.A. (Capital Markets)	73,200	822,965
	Danieli & Co. S.p.A. (Machinery)	111,600	1,434,967
	Salvatore Ferragamo Italia S.p.A. (Textiles, Apparel & Luxury Goods) (a)	186,170	3,124,356
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	14,119	1,266,929
			12,055,399
	Japan 15.7%
	Air Water, Inc. (Chemicals)	145,160	1,912,105
	Daicel Corp. (Chemicals)	227,000	1,423,590
	GMO Internet, Inc. (Internet Software & Services)	311,400	1,246,090
	Gree, Inc. (Internet Software & Services)	52,400	1,512,464
¤	JGC Corp. (Construction & Engineering)	164,750	4,537,001
	Kansai Paint Co., Ltd. (Chemicals)	124,440	1,173,870
	McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	113,500	3,080,970
	Nabtesco Corp. (Machinery)	138,000	2,933,088
	NET One Systems Co., Ltd. (IT Services)	386	980,446
	Nifco, Inc./Japan (Auto Components)	132,450	3,538,024
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	40,600	964,130
	Nippon Shokubai Co, Ltd. (Chemicals)	171,000	1,927,171
	Oracle Corp. Japan (Software)	9,700	339,538
	ORIX Corp. (Diversified Financial Services)	4,900	458,371
	Osaka Securities Exchange Co., Ltd. (Diversified Financial Services)	150	876,738
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	33,500	1,371,294
¤	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	39,100	4,206,507
	Sohgo Security Services Co., Ltd. (Commercial Services & Supplies)	81,800	912,228
	Start Today Co., Ltd. (Internet & Catalog Retail)	53,600	1,046,403
	Sundrug Co., Ltd. (Food & Staples Retailing)	102,500	3,037,884
¤	Sysmex Corp. (Health Care Equipment & Supplies)	132,900	4,386,990
			41,864,902
	Luxembourg 2.0%
	L'Occitane International S.A. (Specialty Retail)	637,200	1,404,990
	Subsea 7 S.A. (Energy Equipment & Services) (a)	192,551	3,898,936
			5,303,926
	Mexico 0.2%
	Genomma Lab Internacional SAB de C.V. Class B (Pharmaceuticals) (a)	265,200	581,914

	Netherlands 6.1%
	BinckBank N.V. (Capital Markets)	183,500	1,980,224
	Core Laboratories N.V. (Energy Equipment & Services)	26,100	2,772,603
	Delta Lloyd N.V. (Insurance)	117,650	2,152,950
	Fugro N.V. (Energy Equipment & Services)	14,300	939,932
¤	Imtech N.V. (Construction & Engineering)	130,250	4,024,221
	Koninklijke Vopak N.V. (Transportation Infrastructure)	28,350	1,540,436
	SBM Offshore N.V. (Energy Equipment & Services)	164,271	2,785,849
			16,196,215
	Norway 1.0%
	Petroleum Geo-Services ASA (Energy Equipment & Services) (a)	150,900	1,931,582
	SpareBank 1 SR Bank ASA (Commercial Banks)	99,796	675,285
			2,606,867
	Philippines 0.3%
	Globe Telecom, Inc. (Wireless Telecommunication Services)	25,210	684,847

	Republic of Korea 1.7%
	BS Financial Group, Inc. (Commercial Banks) (a)	203,770	2,312,785
	Glovis Co., Ltd. (Air Freight & Logistics) (a)	5,726	981,221
	LIG Insurance Co., Ltd. (Insurance)	61,600	1,329,773
			4,623,779
	Spain 0.2%
	Ebro Puleva S.A. (Food Products)	28,741	550,198

	Switzerland 3.6%
	EFG International A.G. (Capital Markets) (a)	189,350	1,637,399
	GAM Holding, Ltd. A.G. (Capital Markets) (a)	75,100	958,637
	Helvetia Holding A.G. (Insurance)	6,050	2,030,907
	Partners Group Holding A.G. (Capital Markets)	9,350	1,635,361
	Sulzer A.G. (Machinery)	7,500	938,621
	Temenos Group A.G. Registered (Software) (a)	135,374	2,441,291
			9,642,216
	Taiwan 1.6%
	First Steamship Co., Ltd. (Marine)	567,000	748,335
	TXC Corp. (Electronic Equipment & Instruments)	1,408,629	1,918,639
	WPG Holdings, Ltd. (Electronic Equipment & Instruments)	1,160,532	1,621,901
			4,288,875
	United Kingdom 18.7%
	Aberdeen Asset Management PLC (Capital Markets)	300,050	1,129,565
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	1,429,100	2,713,632
	Aggreko PLC (Commercial Services & Supplies)	28,876	953,284
¤	Ashtead Group PLC (Trading Companies & Distributors)	1,327,950	4,921,759
	Babcock International Group PLC (Commercial Services & Supplies)	348,950	4,011,343
	Bovis Homes Group PLC (Household Durables)	69,650	487,639
	Cookson Group PLC (Industrial Conglomerates)	180,500	1,641,173
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	267,400	1,928,185
	FirstGroup PLC (Road & Rail)	388,550	1,898,060
	Homeserve PLC (Commercial Services & Supplies)	210,665	942,452
	Informa PLC (Media)	377,697	2,327,135
¤	Intermediate Capital Group PLC (Capital Markets)	929,050	4,025,994
	Intertek Group PLC (Professional Services)	54,350	1,808,818
	Jazztel PLC (Diversified Telecommunication Services) (a)	531,072	2,925,944
	Meggitt PLC (Aerospace & Defense)	362,150	2,071,555
	Micro Focus International PLC (Software)	116,236	774,237
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	348,650	2,444,843
	Misys PLC (Software) (a)	322,181	1,640,356
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	386,300	2,501,279
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	531,950	2,486,241
	Rexam PLC (Containers & Packaging)	365,400	2,153,483
	SThree PLC (Professional Services)	246,294	1,055,660
	Whitbread PLC (Hotels, Restaurants & Leisure)	120,100	3,111,330
			49,953,967
	Total Common Stocks (Cost $261,835,040)		259,266,871

	Preferred Stock 1.6%
	Germany 1.6%
¤	ProSiebenSat.1 Media A.G. 6.20% (Media)	179,500	4,212,221

	Total Preferred Stock (Cost $3,714,637)		4,212,221
	Total Investments (Cost $265,549,677) (e)	98.8%	263,479,092
	Other Assets, Less Liabilities	1.2	3,291,994
	Net Assets	100.0%	$266,771,086

¤	Among the Fund's 10 largest holdings, as of January 31, 2012. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Illiquid security. The total market value of this security at January 31, 2012 is $894,829, which represents 0.3% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities at January 31, 2012 is $1,474,892, which represents 0.6% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	At January 31, 2012, cost is $268,090,034 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$17,335,607
	Gross unrealized depreciation	(21,946,549)
	Net unrealized depreciation	$(4,610,942)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$257,791,979	$—	$1,474,892	$259,266,871
Preferred Stocks	4,212,221	—	—	4,212,221
Total Investments in Securities	$262,004,200	$—	$1,474,892	$263,479,092
(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The Level 3 securities valued at $1,474,892 are securities listed under Bermuda the Textiles, Apparel & Luxury Goods industry, Canada the Independent Power Producers & Energy Traders industry and Cayman Islands the Electronic Equipment and Instruments industry within the Common Stocks section of the Portfolio of Investments

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2012, foreign securities with a total value of $198,623,506 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Common Stock
Bermuda	$1,440	$-	$-	$3	$-	$-	$-	$-	$1,443	$-
Canada	545,533	-	-	34,530	-	-	-	-	580,063	-
Cayman Islands	1,000,140	-	-	(106,754)	-	-	-	-	893,386	-
Total	$1,547,113	$-	$-	$(72,221)	$-	$-	$-	$-	$1,474,892	$-

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	1,678,601	USD	1,741,204	USD	1,782,087
Brazilian Real	BRL	119,218		68,626		68,235
Canadian Dollar	CAD	138,207		137,962		137,835
Danish Krone	DKK	240,204		42,675		42,264
Euro	EUR	77,538		101,804		101,424
Hong Kong Dollar	HKD	2,487,684		320,786		320,772
Japanese Yen	JPY	61,047,200		794,877		800,934
New Taiwan Dollar	TWD	7,158,696		238,017		241,950
Pound Sterling	GBP	779,239		1,223,621		1,227,925
South Korean Won	KRW	86,247		77		77
Swedish Krona	SEK	48		7		7
Swiss Franc	CHF	15,893		17,426		17,266
Total			USD	4,687,082	USD	4,740,776

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Epoch U.S. All Cap Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 95.0% †
	Aerospace & Defense 3.3%
	Boeing Co. (The)	153,800	$11,408,884
	Rockwell Collins, Inc.	136,600	7,907,774
			19,316,658
	Auto Components 2.2%
	Dana Holding Corp. (a)	424,000	6,296,400
	Visteon Corp. (a)	138,850	6,664,800
			12,961,200
	Building Products 1.3%
	Masco Corp.	635,050	7,665,054

	Capital Markets 4.9%
	Ameriprise Financial, Inc.	233,850	12,522,667
	BlackRock, Inc.	49,290	8,970,780
	TD Ameritrade Holding Corp.	488,000	7,861,680
			29,355,127
	Chemicals 5.2%
	E.I. du Pont de Nemours & Co.	168,850	8,592,776
	Ecolab, Inc.	87,722	5,301,918
¤	Praxair, Inc.	160,150	17,007,930
			30,902,624
	Commercial Banks 1.3%
	CIT Group, Inc. (a)	197,850	7,545,999

	Commercial Services & Supplies 1.7%
	Waste Management, Inc.	285,550	9,925,718

	Computers & Peripherals 3.6%
	Apple, Inc. (a)	26,365	12,035,095
	Dell, Inc. (a)	554,750	9,558,343
			21,593,438
	Consumer Finance 1.2%
	American Express Co.	137,200	6,879,208

	Containers & Packaging 1.2%
	Rock-Tenn Co. Class A	115,900	7,169,574

	Distributors 2.4%
¤	Genuine Parts Co.	222,300	14,178,294

	Diversified Consumer Services 0.5%
	Service Corp. International	291,276	3,233,164

	Diversified Financial Services 1.6%
	NYSE Euronext	366,950	9,746,192

	Diversified Telecommunication Services 1.9%
	CenturyLink, Inc.	303,250	11,229,348

	Electronic Equipment & Instruments 1.1%
	Corning, Inc.	520,060	6,693,172

	Energy Equipment & Services 3.0%
	Cameron International Corp. (a)	168,633	8,971,276
	National-Oilwell Varco, Inc.	118,255	8,748,505
			17,719,781
	Food Products 2.0%
	Corn Products International, Inc.	216,800	12,030,232

	Health Care Providers & Services 7.9%
	Aetna, Inc.	258,050	11,276,785
	DaVita, Inc. (a)	122,850	10,050,358
¤	Laboratory Corp. of America Holdings (a)	159,900	14,613,261
	UnitedHealth Group, Inc.	217,500	11,264,325
			47,204,729
	Hotels, Restaurants & Leisure 1.6%
	Darden Restaurants, Inc.	60,050	2,754,494
	International Game Technology	428,850	6,831,580
			9,586,074
	Insurance 1.2%
	MetLife, Inc.	206,566	7,297,977

	Internet Software & Services 1.5%
	Yahoo!, Inc. (a)	561,700	8,689,499

	IT Services 3.8%
	Fidelity National Information Services, Inc.	203,450	5,810,532
¤	Visa, Inc. Class A	164,050	16,509,992
			22,320,524
	Life Sciences Tools & Services 1.7%
	Thermo Fisher Scientific, Inc. (a)	191,550	10,132,995

	Machinery 4.7%
	Deere & Co.	91,414	7,875,316
	Ingersoll-Rand PLC	266,800	9,321,992
	Wabtec Corp.	159,032	10,939,811
			28,137,119
	Media 3.9%
¤	Comcast Corp. Class A	601,800	15,339,882
	Time Warner, Inc.	210,300	7,793,718
			23,133,600
	Multi-Utilities2.8%
	Vectren Corp.	193,050	5,519,300
	Wisconsin Energy Corp.	331,600	11,274,400
			16,793,700
	Oil, Gas & Consumable Fuels 7.9%
	ConocoPhillips	97,300	6,636,833
	Devon Energy Corp.	176,500	11,262,465
¤	ExxonMobil Corp.	236,000	19,762,640
	Occidental Petroleum Corp.	93,607	9,339,170
			47,001,108
	Pharmaceuticals 4.1%
	Abbott Laboratories	202,000	10,938,300
¤	Endo Pharmaceuticals Holdings, Inc. (a)	362,150	13,461,115
			24,399,415
	Real Estate Investment Trusts 1.0%
	Ventas, Inc.	103,200	6,017,592

	Road & Rail 1.1%
	Con-way, Inc.	207,050	6,571,767

	Semiconductors & Semiconductor Equipment 2.1%
¤	Texas Instruments, Inc.	388,948	12,594,136

	Software 6.6%
	Electronic Arts, Inc. (a)	317,200	5,890,404
¤	Microsoft Corp.	772,250	22,804,542
	Oracle Corp.	377,400	10,642,680
			39,337,626
	Specialty Retail 4.1%
	Home Depot, Inc. (The)	268,650	11,925,373
¤	TJX Cos., Inc.	185,000	12,605,900
			24,531,273
	Textiles, Apparel & Luxury Goods 0.6%
	Warnaco Group, Inc. (The) (a)	58,246	3,392,830

	Total Common Stocks (Cost $487,832,539)		565,286,747

		Principal Amount	Value
	Short-Term Investment 5.0%
	Repurchase Agreement 5.0%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $29,922,675 (Collateralized by a Federal National Mortgage Association security with a rate of 2.75% and a maturity date of 2/5/14 with a Principal Amount of $28,755,000 and a Market Value of $30,523,548)	$29,922,667	29,922,667

	Total Short-Term Investment (Cost $29,922,667)		29,922,667

	Total Investments (Cost $517,755,206) (b)	100.0%	595,209,414
	Other Assets, Less Liabilities	0.0 ‡	71,862
	Net Assets	100.0%	$595,281,276

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	At January 31, 2012, cost is $518,697,497 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$91,236,021
	Gross unrealized depreciation	(14,724,104)
	Net unrealized appreciation	$76,511,917

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$565,286,747	$—	$—	$565,286,747
Short-Term Investment
Repurchase Agreement	—	29,922,667	—	29,922,667
Total Investments in Securities	$565,286,747	$29,922,667	$—	$595,209,414

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Epoch U.S. Equity Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 95.0% †
	Aerospace & Defense 3.8%
¤	Boeing Co. (The)	90,750	$6,731,835
	Rockwell Collins, Inc.	59,350	3,435,772
			10,167,607
	Capital Markets 5.8%
	Ameriprise Financial, Inc.	88,750	4,752,562
¤	BlackRock, Inc.	39,640	7,214,480
	TD Ameritrade Holding Corp.	218,100	3,513,591
			15,480,633
	Chemicals 4.3%
	E.I. du Pont de Nemours & Co.	74,400	3,786,216
¤	Praxair, Inc.	72,800	7,731,360
			11,517,576
	Commercial Banks 0.9%
	CIT Group, Inc. (a)	60,800	2,318,912

	Commercial Services & Supplies 2.0%
	Waste Management, Inc.	152,050	5,285,258

	Computers & Peripherals 3.7%
	Apple, Inc. (a)	11,960	5,459,501
	Dell, Inc. (a)	253,400	4,366,082
			9,825,583
	Consumer Finance 1.2%
	American Express Co.	62,000	3,108,680

	Distributors 1.4%
	Genuine Parts Co.	56,800	3,622,704

	Diversified Financial Services 1.3%
	NYSE Euronext	135,800	3,606,848

	Diversified Telecommunication Services 1.9%
	CenturyLink, Inc.	136,810	5,066,074

	Electronic Equipment & Instruments 1.2%
	Corning, Inc.	241,052	3,102,339

	Energy Equipment & Services 3.0%
	Cameron International Corp. (a)	77,320	4,113,424
	National-Oilwell Varco, Inc.	53,348	3,946,685
			8,060,109
	Health Care Providers & Services 8.5%
	Aetna, Inc.	128,090	5,597,533
¤	DaVita, Inc. (a)	78,750	6,442,537
	Laboratory Corp. of America Holdings (a)	59,350	5,423,996
	UnitedHealth Group, Inc.	99,550	5,155,695
			22,619,761
	Hotels, Restaurants & Leisure 1.6%
	Darden Restaurants, Inc.	27,350	1,254,545
	International Game Technology	191,300	3,047,409
			4,301,954
	Household Products 1.1%
	Colgate-Palmolive Co.	32,850	2,980,152

	Industrial Conglomerates 2.3%
¤	Danaher Corp.	115,450	6,062,280

	Insurance 5.0%
	Marsh & McLennan Cos., Inc.	80,100	2,530,359
	MetLife, Inc.	111,992	3,956,677
	Prudential Financial, Inc.	75,353	4,313,206
	Travelers Cos., Inc. (The)	42,525	2,479,208
			13,279,450
	Internet Software & Services 1.4%
	Yahoo!, Inc. (a)	249,750	3,863,633

	IT Services 4.1%
	Fidelity National Information Services, Inc.	127,200	3,632,832
¤	Visa, Inc. Class A	73,350	7,381,944
			11,014,776
	Life Sciences Tools & Services 2.2%
	Thermo Fisher Scientific, Inc. (a)	109,850	5,811,065

	Machinery 2.6%
	Deere & Co.	33,523	2,888,006
	Ingersoll-Rand PLC	114,850	4,012,859
			6,900,865
	Media 3.8%
¤	Comcast Corp. Class A	265,545	6,768,742
	Time Warner, Inc.	92,657	3,433,868
			10,202,610
	Multi-Utilities 4.2%
	NSTAR	122,450	5,501,678
	Wisconsin Energy Corp.	171,800	5,841,200
			11,342,878
	Multiline Retail 1.3%
	Kohl's Corp.	73,300	3,371,067

	Oil, Gas & Consumable Fuels 6.8%
	ConocoPhillips	43,850	2,991,009
	Devon Energy Corp.	50,650	3,231,976
¤	ExxonMobil Corp.	91,850	7,691,519
	Occidental Petroleum Corp.	41,665	4,156,917
			18,071,421
	Paper & Forest Products 1.1%
	International Paper Co.	92,950	2,894,463

	Pharmaceuticals 2.0%
	Abbott Laboratories	100,750	5,455,613

	Real Estate Investment Trusts 2.0%
	Ventas, Inc.	93,000	5,422,830

	Semiconductors & Semiconductor Equipment 3.1%
	Applied Materials, Inc.	205,950	2,529,066
	Texas Instruments, Inc.	176,350	5,710,213
			8,239,279
	Software 7.0%
	Electronic Arts, Inc. (a)	158,450	2,942,417
¤	Microsoft Corp.	329,950	9,743,423
	Oracle Corp.	209,450	5,906,490
			18,592,330
	Specialty Retail 4.4%
	Home Depot, Inc. (The)	113,800	5,051,582
¤	TJX Cos., Inc.	96,864	6,600,312
			11,651,894
	Total Common Stocks (Cost $222,809,412)		253,240,644

		Principal Amount	Value
	Short-Term Investment 6.0%
	Repurchase Agreement 6.0%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $15,940,150 (Collateralized by a Federal National Mortgage Association security with a rate of 0.60% and a maturity date of 10/25/13, with a Principal Amount of $16,160,000 and a Market Value of $16,261,808)	$15,940,146	15,940,146

	Total Short-Term Investment (Cost $15,940,146)		15,940,146

	Total Investments (Cost $238,749,558) (b)	101.0%	269,180,790
	Other Assets, Less Liabilities	(1.0)	(2,754,504)
	Net Assets	100.0%	$266,426,286

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At January 31, 2012, cost is $240,133,215 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$34,396,194
	Gross unrealized depreciation	(5,348,619)
	Net unrealized appreciation	$29,047,575

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$253,240,644	$—	$—	$253,240,644
Short-Term Investment
Repurchase Agreement	—	15,940,146	—	15,940,146
Total Investments in Securities	$253,240,644	$15,940,146	$—	$269,180,790
(a) For a complete listing of investments and their industries, see the Portfolio of Investments

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Floating Rate Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 92.2%†
	Corporate Bonds 7.6%
	Aerospace & Defense 1.0%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,604,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	865,000	942,850
¤	TransDigm, Inc. 7.75%, due 12/15/18	5,000,000	5,475,000
			10,021,850
	Automobile 0.1%
	Dana Holding Corp. 6.50%, due 2/15/19	800,000	851,000

	Beverage, Food & Tobacco 0.3%
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	2,500,000	2,662,500

	Broadcasting & Entertainment 0.5%
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	5,000,000	5,325,000

	Buildings & Real Estate 0.5%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	1,700,000	1,827,500
	6.875%, due 8/15/18 (a)	2,400,000	2,535,000
	CB Richard Ellis Services, Inc. 6.625%, due 10/15/20	800,000	834,000
			5,196,500
	Chemicals, Plastics & Rubber 1.3%
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	4,500,000	4,488,750
	Huntsman International LLC 5.50%, due 6/30/16	5,000,000	4,950,000
	Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, due 3/1/19	500,000	495,000
	Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375%, due 3/1/18 (a)	3,000,000	3,000,000
			12,933,750
	Containers, Packaging & Glass 0.9%
	Berry Plastics Corp.
	4.421%, due 9/15/14 (b)	1,500,000	1,421,250
	5.322%, due 2/15/15 (b)	3,000,000	3,007,500
	9.50%, due 5/15/18	3,000,000	3,120,000
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,491,750
			9,040,500
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	1,300,000	1,391,000

	Diversified/Conglomerate Service 0.3%
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17	900,000	985,500
	Geo Group, Inc. (The) 7.75%, due 10/15/17	2,000,000	2,140,000
			3,125,500
	Healthcare, Education & Childcare 0.1%
¤	Grifols, Inc. 8.25%, due 2/1/18	1,385,000	1,520,038

	Hotels, Motels, Inns & Gaming 0.2%
	Scientific Games International, Inc. 7.875%, due 6/15/16 (a)	2,500,000	2,584,375

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	660,000

	Machinery 0.6%
	SPX Corp. 6.875%, due 9/1/17	6,000,000	6,690,000

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14	1,475,000	1,581,937

	Oil & Gas 0.4%
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,462,000	1,615,510
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	3,000,000
			4,615,510
	Telecommunications 0.7%
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,758,750
¤	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	5,000,000	4,962,500
			6,721,250
	Utilities 0.3%
	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, due 10/1/20 (a)	4,370,000	3,299,350
	Total Corporate Bonds (Cost $76,378,032)		78,220,060

	Floating Rate Loans 80.9% (c)
	Aerospace & Defense 2.9%
	Aeroflex, Inc. Term Loan B 4.25%, due 5/9/18	6,766,000	6,554,562
	Pelican Products, Inc. New Term Loan B 5.047%, due 3/7/17	3,960,000	3,930,300
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	7,573,500	7,225,119
	Spirit Aerosystems, Inc. Term Loan B2 3.54%, due 9/30/16	3,429,447	3,429,447
¤	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	6,322,585	6,302,264
	Wesco Aircraft Hardware Corp. New Term Loan B 4.25%, due 4/7/17	2,072,109	2,070,383
			29,512,075
	Automobile 6.5%
	Allison Transmission, Inc. Term Loan B 2.79%, due 8/7/14	9,314,309	9,207,194
	Autoparts Holdings, Ltd.
	1st Lien Term Loan 6.50%, due 7/28/17	798,000	798,499
	2nd Lien Term Loan 10.50%, due 1/29/18	2,100,000	2,026,500
	Capital Automotive L.P. New Term Loan B 5.00%, due 3/10/17	7,578,550	7,521,711
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	6,955,013	6,804,054
	Federal-Mogul Corp.
	Term Loan C 2.22%, due 12/28/15	4,270,372	4,080,341
	Term Loan B 2.235%, due 12/29/14	3,569,929	3,411,068
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 1.78%, due 4/30/14	2,250,000	2,193,750
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	5,193,502	5,178,352
	Key Safety Systems, Inc. 1st Lien Term Loan 2.522%, due 3/8/14	3,564,655	3,413,157
	Metaldyne Co. LLC New Term Loan B 5.25%, due 5/18/17	6,947,500	6,925,789
	Tenneco, Inc.
	Tranche B Term Loan 4.77%, due 6/3/16 (d)	788,000	788,000
	Tranche B1 Funded LOC 5.295%, due 3/17/14 (d)	2,361,559	2,290,712
	Tomkins LLC New Term Loan B 4.25%, due 9/29/16	8,577,099	8,563,316
	UCI International, Inc. New Term Loan B 5.50%, due 7/26/17	3,168,000	3,171,960
			66,374,403
	Beverage, Food & Tobacco 4.0%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/8/18 (d)	2,639,845	2,547,450
	Dean Foods Co. Extended Term Loan B2 3.568%, due 4/2/17	8,478,626	8,309,053
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	7,156,519	6,975,817
	Dole Food Co., Inc. Tranche B2 5.043%, due 7/6/18	2,509,529	2,512,641
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	8,807,086	8,796,078
	Solvest, Ltd. Tranche C2 5.029%, due 7/6/18	4,660,554	4,666,333
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.503%, due 2/11/16	7,390,190	7,344,001
			41,151,373
	Broadcasting & Entertainment 7.1%
	Atlantic Broadband Finance LLC New Term Loan B 4.00%, due 3/8/16	6,620,958	6,542,334
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	7,920,000	7,883,703
	Charter Communications Operating LLC
	Replacement Term Loan 2.27%, due 3/6/14	54,280	53,865
	Extended Term Loan C 3.83%, due 9/6/16	542,033	538,081
	Incremental B2 Term Loan 7.25%, due 3/6/14	161,762	161,346
	CSC Holdings, Inc.
	Extended Term Loan B3 2.021%, due 3/29/16	982,500	972,879
	Incremental B2 Term Loan 2.021%, due 3/29/16	7,608,720	7,563,547
	Cumulus Media, Inc. Term Loan 5.75%, due 9/17/18	6,666,700	6,663,127
	Emmis Operating Co. Term Loan B 4.573%, due 11/1/13	157,527	145,618
	Gray Television, Inc. Term Loan B 3.80%, due 12/31/14	7,245,819	7,111,772
	Hubbard Radio LLC
	Term Loan B 5.25%, due 4/28/17	1,592,000	1,595,980
	2nd Lien Term Loan 8.75%, due 4/30/18	1,400,000	1,414,000
	Insight Midwest Holdings LLC Initial Term Loan 2.05%, due 4/7/14	3,269,158	3,249,706
	Knology, Inc. New Term Loan B 4.00%, due 8/18/17	9,850,500	9,698,635
	LodgeNet Entertainment Corp. Term Loan 6.50%, due 4/4/14	608,412	552,641
	MCC Iowa LLC Tranche D1 Term Loan 1.95%, due 1/30/15	1,833,075	1,764,335
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	1,930,600	1,916,120
	Univision Communications, Inc. Extended Term Loan 4.52%, due 3/31/17	7,045,785	6,624,504
	Weather Channel (The) New Term Loan B 4.25%, due 2/13/17	7,919,418	7,921,897
			72,374,090
	Buildings & Real Estate 3.1%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	8,719,821	8,706,201
	Brickman Group Holdings, Inc. New Term Loan B 7.25%, due 10/14/16	6,930,000	6,955,988
	CB Richard Ellis Services, Inc. New Term Loan D 3.796%, due 9/4/19	7,753,519	7,653,367
	Central Parking Corp.
	Letter of Credit Term Loan 2.625%, due 5/22/14	568,966	503,534
	Term Loan 2.813%, due 5/22/14	1,522,176	1,347,126
	CPG International, Inc. New Term Loan B 6.00%, due 2/18/17	3,861,000	3,571,425
	Realogy Corp.
	Letter of Credit 3.247%, due 10/10/13	271,242	266,496
	Term Loan 3.441%, due 10/10/13	2,708,946	2,661,539
			31,665,676
	Chemicals, Plastics & Rubber 5.0%
	Ashland, Inc. Term Loan B 3.75%, due 8/23/18	5,981,786	5,998,834
	Celanese U.S. Holdings LLC Extended Term Loan C 3.331%, due 10/31/16	59,078	59,415
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	6,336,866	6,310,461
	Huntsman International LLC
	New Term Loan 1.925%, due 4/21/14	871,333	860,986
	Extended Term Loan B 2.904%, due 4/19/17	375,732	369,579
	INEOS U.S. Finance LLC
	Term Loan B2 7.501%, due 12/16/13	3,736,754	3,867,540
	Term Loan C2 8.001%, due 12/16/14	4,053,109	4,194,967
	Momentive Specialty Chemicals, Inc. Extended Term Loan C7 4.375%, due 5/5/15	3,968,831	3,841,829
	Rockwood Specialties Group, Inc. New Term Loan B 3.50%, due 2/9/18	3,753,587	3,769,003
	Solutia, Inc. New Term Loan B 3.50%, due 8/1/17	4,375,597	4,373,409
	Styron S.A.R.L. LLC New Term Loan B 6.00%, due 8/2/17	7,538,800	6,860,308
¤	Univar, Inc. Term Loan B 5.00%, due 6/30/17	10,477,785	10,349,432
			50,855,763
	Containers, Packaging & Glass 2.3%
	BWAY Corp. Replacement Term Loan B 4.50%, due 2/23/18	6,639,885	6,612,217
	Graphic Packaging International, Inc. Term Loan C 3.142%, due 5/16/14	6,783,798	6,789,611
	Reynolds Group Holdings, Inc.
	Tranche B Term Loan 6.50%, due 2/9/18	7,847,191	7,870,490
	Tranche C Term Loan 6.50%, due 8/9/18	1,691,761	1,696,784
	Sealed Air Corp. Term Loan B 4.75%, due 10/3/18	1,106,000	1,117,751
			24,086,853
	Diversified/Conglomerate Manufacturing 1.1%
	Colfax Corp. Term Loan B 4.50%, due 12/7/18	6,875,000	6,899,062
	Sensus USA, Inc.
	1st Lien Term Loan 4.75%, due 5/9/17	2,084,250	2,073,829
	2nd Lien Term Loan 8.50%, due 5/9/18	800,000	784,000
	Terex Corp. Term Loan B 5.50%, due 4/28/17	1,197,000	1,201,988
			10,958,879
	Diversified/Conglomerate Service 7.5%
	Acosta, Inc. Term Loan 4.75%, due 3/1/18	6,784,432	6,682,666
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	6,915,038	6,854,185
	2nd Lien Term Loan 9.25%, due 6/18/18	1,800,000	1,773,000
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	5,458,750	5,379,598
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,270,688
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	7,641,929	7,653,392
	Emdeon, Inc. Term Loan B 6.75%, due 11/2/18	1,500,000	1,513,125
	Fidelity National Information Solutions, Inc. New Term Loan B 4.25%, due 7/18/16	6,920,019	6,951,622
	Fifth Third Processing Solutions LLC Term Loan B1 4.50%, due 11/3/16	8,121,987	8,116,911
	First Data Corp.
	Term Loan B1 3.027%, due 9/24/14	6,905,686	6,528,228
	Term Loan B2 3.027%, due 9/24/14	874,576	827,021
	Term Loan B3 3.027%, due 9/24/14	890,154	841,751
	Kronos, Inc. Incremental Term Loan 6.25%, due 12/28/17	2,666,600	2,663,933
	ServiceMaster Co.
	Delayed Draw Term Loan 2.77%, due 7/24/14	664,041	650,879
	Term Loan 2.85%, due 7/24/14	6,668,077	6,535,909
	Sophia, L.P. Term Loan B 6.25%, due 7/19/18	1,200,000	1,207,500
	SunGard Data Systems, Inc.
	Tranche A 2.041%, due 2/28/14	3,320,625	3,269,155
	Tranche B 4.039%, due 2/26/16	2,698,445	2,683,199
	Verint Systems, Inc. Term Loan 4.50%, due 10/27/17	5,295,489	5,278,941
			76,681,703
	Ecological 0.1%
	Synagro Technologies, Inc.
	Term Loan B 2.30%, due 4/2/14	859,201	760,392
	2nd Lien Term Loan 5.05%, due 10/2/14	750,000	607,500
			1,367,892
	Electronics 2.6%
	AVG Technologies, Inc. Term Loan 7.50%, due 3/15/16	8,000,000	7,670,000
	Eagle Parent, Inc. New Term Loan 5.00%, due 5/16/18	2,992,481	2,938,242
	NDS Finance, Ltd. New Term Loan B 4.00%, due 3/12/18	4,863,250	4,823,736
	NeuStar, Inc. Term Loan B 5.00%, due 11/8/18	3,990,000	4,012,444
	Rovi Solutions Corp. Tranche B Term Loan 4.00%, due 2/7/18	4,658,182	4,664,004
	Sensata Technologies Finance Co. LLC Term Loan 4.00%, due 5/11/18	2,653,367	2,650,687
			26,759,113
	Finance 2.0%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 2.875%, due 2/7/14	2,274,981	1,896,765
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/16/16	3,667,671	3,667,671
¤	Hertz Corp. (The)
	New Synthetic Letter of Credit 3.75%, due 3/9/18	8,000,000	7,560,000
	Term Loan B 3.75%, due 3/9/18	3,965,025	3,950,981
	Istar Financial, Inc. Term Loan A2 7.00%, due 6/30/14	3,041,800	2,983,498
			20,058,915
	Grocery 0.6%
	Roundy's Supermarkets, Inc. Extended Term Loan 7.00%, due 11/3/13	3,414,387	3,414,387
	SUPERVALU, Inc. Extended Term Loan B2 3.52%, due 10/5/15	2,729,752	2,710,254
			6,124,641
	Healthcare, Education & Childcare 12.7%
	Bausch & Lomb, Inc.
	Delayed Draw Term Loan 3.52%, due 4/24/15	1,511,779	1,504,177
	Term Loan 3.762%, due 4/24/15	6,194,798	6,163,650
¤	Biomet, Inc. Term Loan B 3.467%, due 3/25/15	9,880,588	9,798,797
¤	Community Health Systems, Inc.
	Non-Extended Delayed Draw 2.52%, due 7/25/14	466,826	460,472
	Non-Extended Term Loan 2.755%, due 7/25/14	9,091,382	8,967,639
	Extended Term Loan B 3.958%, due 1/25/17	559,823	550,726
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	10,360,176	10,402,269
	Emergency Medical Services Corp. Term Loan 5.25%, due 5/25/18	7,721,550	7,695,011
	Gentiva Health Services, Inc. New Term Loan B 4.75%, due 8/17/16	6,596,627	6,060,651
¤	Grifols, Inc. Term Loan B 6.00%, due 6/1/17	10,905,806	10,929,439
	HCA, Inc.
	Extended Term Loan B3 3.52%, due 5/1/18	7,566,658	7,390,733
	Extended Term Loan B2 3.829%, due 3/31/17	654,681	639,405
	Health Management Associates, Inc. New Term Loan B 4.50%, due 11/16/18	2,250,000	2,224,220
	IASIS Healthcare LLC Term Loan 5.00%, due 5/3/18	4,764,000	4,704,450
	Kinetic Concepts, Inc. Term Loan B 7.00%, due 5/4/18	4,500,000	4,571,518
	Pharmaceutical Product Development, Inc. Term Loan B 6.25%, due 12/5/18	3,500,000	3,521,248
	Quintiles Transnational Corp. New Term Loan B 5.00%, due 6/8/18	6,052,772	6,019,984
	RPI Finance Trust Term Loan Tranche 2 4.00%, due 5/9/18	9,402,750	9,390,997
	Rural/Metro Corp. Term Loan 5.75%, due 6/29/18	4,776,000	4,688,442
	Select Medical Corp. New Term Loan B 5.50%, due 5/25/18	4,477,500	4,320,787
	Sunrise Medical Holdings B.V. Term Loan B1 7.00%, due 5/13/14 (d)(e)	1,276,476	1,148,828
	Universal Health Services, Inc. New Term Loan B 3.75%, due 11/15/16	7,671,343	7,640,980
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	6,387,100	6,373,131
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	1,280,155	1,279,232
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	2,560,310	2,558,464
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	1,760,213	1,758,944
			130,764,194

	Home and Office Furnishings, Housewares & Durable Consumer Products 0.2%
	National Bedding Co. LLC Extended 1st Lien Term Loan 4.125%, due 11/28/13	2,308,010	2,302,240

	Hotels, Motels, Inns & Gaming 1.2%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/13/18	4,317,375	4,331,514
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.93%, due 11/23/16 (f)	1,468,189	1,429,649
	Extended Term Loan B 2.93%, due 11/23/16 (f)	5,807,159	5,648,334
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	298,500	299,404
	Scientific Games International, Inc. Term Loan B (zero coupon), due 6/30/15	1,000,000	979,167
			12,688,068
	Insurance 1.7%
	Asurion Corp.
	New 1st Lien Term Loan 5.50%, due 5/24/18	5,376,136	5,363,658
	New 2nd Lien Term Loan 9.00%, due 5/24/19	2,135,000	2,138,630
	Hub International Holdings, Inc.
	Delayed Draw Term Loan 3.079%, due 6/13/14	172,965	168,209
	Initial Term Loan 3.079%, due 6/13/14	769,447	748,288
	Add On Term Loan B 6.75%, due 6/13/14	1,969,773	1,969,773
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	7,480,572	7,309,139
			17,697,697
	Leisure, Amusement, Motion Pictures & Entertainment 2.1%
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	9,652,252	9,664,240
	Regal Cinemas, Inc. Term Loan B 3.579%, due 8/23/17	6,875,550	6,841,172
	Six Flags Theme Parks, Inc. Term Loan B 4.25%, due 12/20/18	5,333,300	5,319,636
			21,825,048
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.6%
	Alliance Laundry Systems LLC Term Loan B 6.25%, due 9/30/16	4,476,316	4,476,316
	Goodman Global Holdings, Inc.
	First Lien Term Loan 5.75%, due 10/28/16	2,908,854	2,914,285
	2nd Lien Term Loan 9.00%, due 10/30/17	190,909	191,649
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	1,079,000	1,071,806
	Rexnord Corp. Term Loan B 2.975%, due 7/19/13	7,412,851	7,345,676
			15,999,732
	Mining, Steel, Iron & Non-Precious Metals 1.9%
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	3,349,688	3,347,175
	Novelis, Inc. Term Loan 3.75%, due 3/10/17	8,411,241	8,373,390
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	796,000	790,031
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	6,856,268	6,824,434
			19,335,030
	Oil & Gas 0.7%
	Frac Tech International LLC Term Loan B 6.25%, due 5/6/16	6,793,258	6,765,358

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.6%
	Spectrum Brands, Inc. New Term Loan B 5.002%, due 6/17/16	2,157,125	2,158,024
	SRAM LLC
	New Term Loan B 4.761%, due 6/7/18	4,092,310	4,075,941
	2nd Lien Term Loan 8.50%, due 12/7/18	1,400,000	1,394,400
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	9,390,363	8,899,050
			16,527,415
	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.313%, due 2/3/14	2,688,572	2,610,154

	Personal, Food & Miscellaneous Services 0.8%
	Aramark Corp.
	Synthetic Letter of Credit 2.32%, due 1/27/14	70,436	69,606
	Term Loan 2.454%, due 1/27/14	48,249	47,680
	Extended Letter of Credit 3.545%, due 7/26/16	522,853	517,232
	Extended Term Loan B 3.829%, due 7/26/16	7,935,336	7,850,032
			8,484,550
	Printing & Publishing 3.0%
	Dex Media East LLC New Term Loan 3.053%, due 10/24/14	1,297,441	606,554
	Getty Images, Inc. New Term Loan 5.25%, due 11/7/16	8,328,851	8,351,756
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	5,326,369	5,320,712
	MediaNews Group New Term Loan 8.50%, due 3/19/14	282,045	265,122
	Merrill Communications LLC Term Loan 7.50%, due 12/24/12	2,314,710	2,131,462
	Nielsen Finance LLC
	Class A Term Loan 2.295%, due 8/9/13	183,064	182,652
	Class C Term Loan 3.545%, due 5/2/16	9,345,782	9,342,381
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)(f)	5,339,619	3,817,827
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	2,140,232	789,508
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	705,423	336,839
			31,144,813
	Retail Store 4.5%
	99 Cents Only Stores Term Loan B 6.00%, due 1/11/19	3,000,000	3,012,000
	Academy, Ltd. Term Loan 6.00%, due 8/3/18	7,000,000	7,005,831
	Michaels Stores, Inc.
	Extended Term Loan B3 5.125%, due 7/29/16	1,493,569	1,490,208
	Term Loan B2 5.125%, due 7/29/16	6,048,554	6,034,944
	NBTY, Inc. New Term Loan B 4.25%, due 10/2/17	3,790,286	3,780,022
	Neiman Marcus Group, Inc. (The) New Term Loan 4.75%, due 5/16/18	8,722,181	8,558,640
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.03%, due 5/15/14	561,129	547,101
	Term Loan B 2.03%, due 5/15/14	1,948,647	1,899,931
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	8,390,724	8,303,318
	Pilot Travel Centers LLC New Term Loan B 4.25%, due 3/30/18	4,076,446	4,086,637
	Yankee Candle Co., Inc. (The) Term Loan B 2.27%, due 2/6/14	1,668,416	1,656,737
			46,375,369
	Telecommunications 1.2%
¤	MetroPCS Wireless, Inc.
	Tranche B3 (zero coupon), due 3/16/18	2,000,000	1,979,166
	Tranche B2 4.134%, due 11/3/16	3,017,190	2,983,247
	Syniverse Technologies, Inc. Term Loan B 5.25%, due 12/21/17	7,227,000	7,231,517
			12,193,930
	Utilities 2.6%
	AES Corp. New Term Loan 4.25%, due 6/1/18	4,459,189	4,459,189
	BRSP LLC Term Loan B 7.50%, due 6/4/14	1,135,619	1,141,297
	Calpine Corp. Term Loan B2 4.50%, due 4/2/18	3,980,000	3,943,515
	Equipower Resources Holdings LLC Term Loan B 5.75%, due 1/26/18	2,312,774	2,179,790
¤	NRG Energy, Inc. New Term Loan B 4.00%, due 7/2/18	10,188,800	10,147,413
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.795%, due 10/10/17	3,571,479	2,202,042
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 2.579%, due 12/13/13	26,144	25,442
	Term Loan B 2.579%, due 12/13/13	41,620	40,501
	2nd Lien Term Loan C 4.829%, due 12/15/14	1,600,000	1,514,000
	TPF II LC LLC Term Loan B 3.175%, due 10/15/14 (d)	902,504	852,867
			26,506,056
	Total Floating Rate Loans (Cost $841,316,576)		829,191,030

	Foreign Floating Rate Loans 2.7% (c)
	Broadcasting & Entertainment 0.4%
	UPC Financing Partnership
	Term Loan T 3.795%, due 12/30/16	1,762,638	1,725,182
	Term Loan X 3.795%, due 12/29/17	3,241,439	3,192,818
			4,918,000
	Containers, Packaging & Glass 0.1%
	BWAY Corp. Canadian Term Loan C 4.50%, due 2/23/18	612,082	609,531

	Electronics 0.2%
	Flextronics International, Ltd.
	Delayed Draw A1-A Term Loan 2.52%, due 10/1/14	1,096,039	1,071,379
	Term Loan A 2.544%, due 10/1/14	822,030	807,644
			1,879,023
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Bombardier Recreational Products, Inc. Term Loan 2.796%, due 6/28/13 (d)	1,292,986	1,280,864

	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 4.02%, due 7/31/14	2,747,374	794,450

	Telecommunications 1.8%
¤	Intelsat Jackson Holdings, Ltd. Tranche B Term Loan 5.25%, due 4/2/18	10,902,575	10,909,389
	Telesat Canada
	U.S. Term I Loan 3.27%, due 10/31/14	7,126,163	7,100,716
	U.S. Term II Loan 3.27%, due 10/31/14	612,145	609,959
			18,620,064
	Total Foreign Floating Rate Loans (Cost $30,044,574)		28,101,932

	Yankee Bonds 1.0% (g)
	Leisure, Amusement, Motion Pictures & Entertainment 0.6%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	6,000,000	6,480,000

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	FMG Resources August 2006 Pty, Ltd. 6.375%, due 2/1/16 (a)	4,000,000	4,060,000

	Total Yankee Bonds (Cost $10,411,701)		10,540,000
	Total Long-Term Bonds (Cost $958,150,883)		946,053,022

		Shares	Value
	Common Stocks 0.2%
	Beverage, Food & Tobacco 0.1%
	Nellson Nutraceutical, Inc. (d)(e)	379	276,147

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	MGM Studios, Inc. (d)(e)	53,236	1,262,226

	Total Common Stocks (Cost $1,796,087)		1,538,373

		Principal Amount	Value
	Short-Term Investments 6.7%
	Commercial Paper 2.5%
	EDF S.A. 0.31%, due 2/9/12 (a)(h)	$8,567,000	8,566,412
	John Deere Bank S.A. 0.08%, due 2/29/12 (a)(h)	2,575,000	2,574,840
	Private Export Funding Corp.
	0.07%, due 2/6/12 (a)(h)	1,085,000	1,084,990
	0.09%, due 3/7/12 (a)(h)	13,211,000	13,209,844
	Total Commercial Paper (Cost $25,436,086)		25,436,086

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $734,475 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 8/15/13, with a Principal Amount of $745,000 and a Market Value of $753,823)	734,474	734,474
	Total Repurchase Agreement (Cost $734,474)		734,474

	U.S. Government & Federal Agency 4.1%
	Federal Home Loan Bank (zero coupon), due 2/22/12 (h)	10,000,000	9,999,942
	United States Treasury Bills
	0.005%, due 3/15/12 (h)	26,997,000	26,996,856
	0.01%, due 3/8/12 (h)	4,767,000	4,766,952
	0.163%, due 2/9/12 (h)	486,000	485,998
	Total U.S. Government (Cost $42,249,748)		42,249,748

	Total Short-Term Investments (Cost $68,420,308)		68,420,308

	Total Investments (Cost $1,028,367,278) (i)	99.1%	1,016,011,703
	Other Assets, Less Liabilities	0.9	9,696,061
	Net Assets	100.0%	$1,025,707,764

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2012, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(d)	Illiquid security. The total market value of these securities at January 31, 2012 is $14,264,921, which represents 1.4% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities at January 31, 2012 is $2,687,201, which represents 0.3% of the Fund's net assets.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	At January 31, 2012, cost is $1,028,293,877 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$5,679,508
	Gross unrealized depreciation	(17,961,682)
	Net unrealized depreciation	$(12,282,174)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$78,220,060	$—	$78,220,060
Floating Rate Loans (b)	—	807,711,885	21,479,145 (c)	829,191,030
Foreign Floating Rate Loans	—	28,101,932	—	28,101,932
Yankee Bonds	—	10,540,000	—	10,540,000
Total Long-Term Bonds	—	924,573,877	21,479,145	946,053,022
Common Stocks (d)	—	—	1,538,373	1,538,373
Short-Term Investments
Commercial Paper	—	25,436,086	—	25,436,086
Repurchase Agreement	—	734,474	—	734,474
U.S. Government & Federal Agency	—	42,249,748	—	42,249,748
Total Short-Term Investments	—	68,420,308	—	68,420,308
Total Investments in Securities	$—	$992,994,185	$23,017,518	$1,016,011,703

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The Level 3 security valued at $1,148,828 is held in Healthcare, Education and Childcare within the Floating Rate Loans section of the Portfolio of Investments.
(c) Includes $20,330,317 of Level 3 securities which represent floating rate loans whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.
(d) The Level 3 securities valued at $276,147 and $1,262,226 are held in Beverage, Food & Tobacco and Leisure, Amusement, Motion Pictures & Entertainment within the Common Stocks section of the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended January 31, 2012, securities with a total value of $15,395,348 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were derived based on single broker quote.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$11,047,516		$-	$-	$-	$-	$-	$-	$(11,047,516)	$-	$-
Automobile	3,057,097		192	-	16,883	-	(8,000)	5,213,000	(790,000)	7,489,172	21,023
Beverage, Food & Tobacco	-		795	138	(26,865)	-	(18,665)	2,592,047	-	2,547,450	(27,194)
Buildings & Real Estate	7,559,242		-	-	-	-	-	-	(7,559,242)	-	-
Chemicals, Plastics & Rubber	-		1,299	45	110,407	-	(10,390)	3,740,468	-	3,841,829	109,829
Diversified/Conglomerate Manufacturing	2,815,710		-	-	-	-	-	-	(2,815,710)	-	-
Diversified/Conglomerate Services	1,291,013		-	-	-	-	-	-	(1,291,013)	-	-
Electronics	14,031,590		-	-	-	-	-	-	(14,031,590)	-	-
Finance	-		1,595	1,584	6,469	-	(191,810)	3,849,833	-	3,667,671	7,574
Healthcare, Education & Childcare	1,148,828		(174)	-	174	-	-	-	-	1,148,828	174
Mining, Steel, Iron & Non-Precious Metals	794,010		145	10	(2,134)	-	(2,000)	-	-	790,031	(2,153)
Personal & Nondurable Consumer Products (Manufacturing Only)	5,461,782		-	-	-	-	-	-	(5,461,782)	-	-
Retail Store	2,594,971		-	-	-	-	-	-	(2,594,971)	-	-
Utilities	2,342,104		2,945	6,726	6,352	-	(363,963)	-	-	1,994,164	8,411
Common Stocks
Beverage, Food & Tobacco	276,147		-	-	-	-	-	-	-	276,147	-
Leisure, Amusement, Motion Pictures & Entertainment	1,064,720	(b)	-	-	197,506	-	-	-	-	1,262,226	197,506

Printing & Publishing	-		-	-	-	-	-	-	-	-	-
Total	$53,484,730		$6,797	$8,503	$308,792	$-	$(594,828)	$15,395,348	$(45,591,824)	$23,017,518	$315,170
(a) Sales may include principal reductions.
(b) Purchases include securities received from a restructure.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Growth Allocation Fund
Portfolio of Investments January 31, 2012 (Unaudited)
	Shares	Value
Affiliated Investment Companies 100.2% †
Equity Funds 100.2%
MainStay 130/30 Core Fund Class I (a)	4,651,782	$35,446,581
MainStay 130/30 International Fund Class I (a)	2,446,964	15,415,873
MainStay Common Stock Fund Class I	19,080	224,186
MainStay Epoch Global Choice Fund Class I (a)	281,010	4,181,432
MainStay Epoch International Small Cap Fund Class I	177,035	3,007,818
MainStay Epoch U.S. All Cap Fund Class I	884,949	20,946,732
MainStay ICAP Equity Fund Class I	340,282	12,723,140
MainStay ICAP International Fund Class I	494,938	13,858,250
MainStay ICAP Select Equity Fund Class I	130,974	4,652,188
MainStay International Equity Fund Class I	327,307	3,518,545
MainStay Large Cap Growth Fund Class I	3,505,597	26,502,316
MainStay MAP Fund Class I	1,325,246	42,951,233
MainStay U.S. Small Cap Fund Class I (a)(b)	1,671,094	29,277,573

Total Investments (Cost $199,848,742) (c)	100.2%	212,705,867
Other Assets, Less Liabilities	(0.2)	(392,014)
Net Assets	100.0%	$212,313,853

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2012, cost is $203,613,192 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,362,215
Gross unrealized depreciation	(4,269,540)
Net unrealized appreciation	$9,092,675

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies-Equity Funds	$212,705,867	$—	$—	$212,705,867
Total Investments	$212,705,867	$—	$—	$212,705,867

(a) For a complete listing of investments see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Growth Equity Fund

Portfolio of Investments ††† January 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 98.8% †
	Aerospace & Defense 5.0%
	Precision Castparts Corp.	54,530	$8,925,470
	TransDigm Group, Inc. (a)	61,298	6,407,480
¤	United Technologies Corp.	145,169	11,373,991
			26,706,941
	Auto Components 1.3%
	BorgWarner, Inc. (a)	94,601	7,060,073

	Beverages 2.6%
¤	PepsiCo., Inc.	214,100	14,059,947

	Biotechnology 2.5%
	Alexion Pharmaceuticals, Inc. (a)	76,963	5,907,680
	Celgene Corp. (a)	103,720	7,540,444
			13,448,124
	Capital Markets 1.0%
	TD Ameritrade Holding Corp.	330,177	5,319,151

	Chemicals 3.8%
	Monsanto Co.	124,976	10,254,281
	Potash Corp. of Saskatchewan, Inc.	51,157	2,391,078
	Praxair, Inc.	74,270	7,887,474
			20,532,833
	Communications Equipment 3.2%
¤	QUALCOMM, Inc.	291,805	17,163,970

	Computers & Peripherals 8.9%
¤	Apple, Inc. (a)	81,805	37,342,347
	EMC Corp. (a)	421,432	10,856,088
			48,198,435
	Consumer Finance 1.1%
	American Express Co.	117,521	5,892,503

	Diversified Financial Services 1.1%
	Citigroup, Inc.	46,609	1,431,829
	IntercontinentalExchange, Inc. (a)	38,228	4,376,341
			5,808,170
	Energy Equipment & Services 5.0%
	Baker Hughes, Inc.	98,856	4,856,795
	FMC Technologies, Inc. (a)	182,770	9,341,375
¤	Schlumberger, Ltd.	170,569	12,821,672
			27,019,842
	Food & Staples Retailing 0.7%
	Costco Wholesale Corp.	48,365	3,978,988

	Food Products 2.8%
	Green Mountain Coffee Roasters, Inc. (a)	46,656	2,488,631
	Mead Johnson Nutrition Co.	102,945	7,627,195
	Sara Lee Corp.	248,676	4,762,145
			14,877,971
	Health Care Equipment & Supplies 2.3%
	Covidien PLC	159,657	8,222,336
	Varian Medical Systems, Inc. (a)	64,336	4,237,812
			12,460,148
	Health Care Providers & Services 1.1%
	Humana, Inc.	65,634	5,842,739

	Health Care Technology 1.0%
	Cerner Corp. (a)	90,965	5,538,859

	Hotels, Restaurants & Leisure 2.8%
	Las Vegas Sands Corp. (a)	123,435	6,061,893
	Starbucks Corp.	188,841	9,051,149
			15,113,042
	Industrial Conglomerates 4.4%
	Danaher Corp.	201,640	10,588,116
	General Electric Co.	249,708	4,672,037
	Tyco International, Ltd.	163,566	8,333,688
			23,593,841
	Internet & Catalog Retail 3.3%
	Amazon.com, Inc. (a)	53,983	10,496,454
	Priceline.com, Inc. (a)	13,323	7,054,262
			17,550,716
	Internet Software & Services 2.8%
¤	Google, Inc. Class A (a)	25,646	14,877,501

	IT Services 6.5%
	Accenture PLC Class A	113,948	6,533,778
	Cognizant Technology Solutions Corp. Class A (a)	78,979	5,666,743
	Genpact, Ltd. (a)	351,920	5,148,590
¤	MasterCard, Inc. Class A	35,051	12,463,084
	Teradata Corp. (a)	92,971	4,979,527
			34,791,722
	Machinery 1.8%
	Caterpillar, Inc.	91,027	9,932,866

	Media 3.1%
	DIRECTV Class A (a)	200,560	9,027,206
	Viacom, Inc. Class B	167,599	7,883,857
			16,911,063
	Metals & Mining 0.9%
	Cliffs Natural Resources, Inc.	69,674	5,033,946

	Multiline Retail 2.3%
	Dollar Tree, Inc. (a)	70,841	6,008,025
	Macy's, Inc.	194,736	6,560,656
			12,568,681
	Oil, Gas & Consumable Fuels 5.0%
	Noble Energy, Inc.	67,946	6,840,124
¤	Occidental Petroleum Corp.	132,029	13,172,533
	Pioneer Natural Resources Co.	58,020	5,761,386
	Southwestern Energy Co. (a)	39,476	1,229,283
			27,003,326
	Personal Products 1.2%
	Estee Lauder Cos., Inc. (The) Class A	110,482	6,400,222

	Pharmaceuticals 3.1%
	Perrigo Co.	68,124	6,512,655
	Sanofi, Sponsored ADR (b)	116,326	4,319,184
	Shire PLC, Sponsored ADR (b)	57,929	5,765,094
			16,596,933
	Professional Services 1.0%
	Verisk Analytics, Inc. Class A (a)	133,910	5,365,774

	Real Estate Investment Trusts 1.8%
	American Tower Corp.	150,878	9,582,262

	Road & Rail 2.0%
¤	Union Pacific Corp.	95,055	10,865,737

	Semiconductors & Semiconductor Equipment 2.1%
	Altera Corp.	125,089	4,977,291
	Texas Instruments, Inc.	192,491	6,232,859
			11,210,150
	Software 5.7%
	Check Point Software Technologies, Ltd. (a)	114,020	6,418,186
	Citrix Systems, Inc. (a)	104,939	6,843,072
¤	Oracle Corp.	622,901	17,565,808
			30,827,066
	Specialty Retail 1.9%
	Home Depot, Inc. (The)	226,443	10,051,805

	Textiles, Apparel & Luxury Goods 2.0%
	Coach, Inc.	73,319	5,135,996
	VF Corp.	43,973	5,782,010
			10,918,006
	Tobacco 0.8%
	Philip Morris International, Inc.	56,280	4,208,056

	Trading Companies & Distributors 0.9%
	Fastenal Co.	103,674	4,839,502

	Total Common Stocks (Cost $447,002,459)		532,150,911

		Principal Amount	Value
	Short-Term Investments 1.3%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $80,950 (Collateralized by a Federal National Mortgage Association security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $85,000 and a Market Value of $85,544)	$80,950	80,950

	Total Repurchase Agreement (Cost $80,950)		80,950

	U.S. Government 1.3%
	United States Treasury Bills
	0.045%, due 4/5/12 (d)	6,700,000	6,699,464
	0.051%, due 4/26/12 (d)(e)	500,000	499,940

	Total U.S. Government (Cost $7,199,687)		7,199,404

	Total Short-Term Investments (Cost $7,280,637)		7,280,354

	Total Investments (Cost $454,283,096) (f)	100.1%	539,431,265

	Other Assets, Less Liabilities	(0.1)	(761,509)
	Net Assets	100.0%	$538,669,756

		Contracts Long	Unrealized Appreciation (Depreciation) (c)
	Futures Contracts 0.0% ‡
	Standard & Poor's 500 Index Mini March 2012	25	$98,760

	Total Futures Contracts (Settlement Value $1,635,250)		$98,760

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(f)	At January 31, 2012, cost is $456,392,552 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$93,613,068
Gross unrealized depreciation	(10,574,355)
Net unrealized appreciation	$83,038,713

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$532,150,911	$—	$—	$532,150,911
Short-Term Investments
Repurchase Agreement	—	80,950	—	80,950
U.S. Government	—	7,199,404	—	7,199,404
Total Short-Term Investments	—	7,280,354	—	7,280,354
Total Investments in Securities	532,150,911	7,280,354	—	539,431,265
Other Financial Instruments
Futures Contracts Long (b)	98,760	—	—	98,760
Total Investments in Securities and Other Financial Instruments	$532,249,671	$7,280,354	$—	$539,530,025

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay High Yield Municipal Bond Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Principal Amount	Value
	Municipal Bonds 95.6% †
	Alabama 6.4%
	Alabama Industrial Development Authority Solid Waste Disposal Revenue, Pine City Fiber Co. 6.45%, due 12/1/23 (a)	$1,800,000	$1,635,076
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan
	Series B, Insured: AMBAC 4.00%, due 2/15/13	775,000	743,078
	Series B, Insured: AMBAC 4.125%, due 2/15/14	760,000	718,443
	Series B, Insured: AMBAC 4.25%, due 2/15/15	465,000	428,637
	Birmingham Jefferson Civic Center Authority Special Tax
	Series A, Insured: AMBAC 4.00%, due 7/1/13	275,000	259,141
	Series A, Insured: AMBAC 4.125%, due 7/1/17	100,000	80,749
	Series A, Insured: AMBAC 4.25%, due 7/1/16	245,000	206,099
	Series A, Insured: AMBAC 4.50%, due 7/1/22	250,000	176,190
	Colbert County-Northwest Alabama Health Care Facilities Authority 5.75%, due 6/1/27	4,000,000	3,617,560
	Jefferson County Public Building Authority Lease Revenue
	Insured: AMBAC 5.00%, due 4/1/12	635,000	586,334
	Insured: AMBAC 5.00%, due 4/1/13	250,000	201,945
	Insured: AMBAC 5.00%, due 4/1/14	175,000	134,374
	Insured: AMBAC 5.00%, due 4/1/15	760,000	576,126
	Insured: AMBAC 5.00%, due 4/1/16	525,000	391,513
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	811,709
	Insured: AMBAC 5.125%, due 4/1/21	250,000	174,147
	Jefferson County, Capital Improvement and Refunding Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,074,737
	Jefferson County, General Obligation Limited Warrants Series A, Insured: NATL-RE 5.25%, due 4/1/17	600,000	518,040
	Jefferson County, Limited Obligation School Warrants
	Series A, Insured: AMBAC 4.75%, due 1/1/25	200,000	177,096
	Series A 5.25%, due 1/1/13	950,000	936,158
	Series A 5.25%, due 1/1/15	500,000	485,640
	Series A 5.25%, due 1/1/16	125,000	121,463
	Series A 5.50%, due 1/1/21	2,250,000	2,087,032
	Montgomery Airport Authority Revenue Insured: RADIAN 5.375%, due 8/1/32	500,000	486,385
¤	Southeast Alabama Gas District Revenue, Supply Project Series A 6.00%, due 8/1/27 (b)	9,900,000	9,900,000
	Tuscaloosa Educational Building Authority Revenue, Stillman College Project Series A 5.25%, due 6/1/37	200,000	147,482
			26,675,154
	Arizona 2.9%
	Maricopa County Stadium District Revenue
	Insured: AMBAC 5.25%, due 6/1/12	250,000	250,395
	Insured: AMBAC 5.375%, due 6/1/15	1,750,000	1,731,660
	Phoenix Industrial Development Authority Education Revenue, Great Hearts Academies Project
	6.00%, due 7/1/32	250,000	251,055
	6.40%, due 7/1/47	1,000,000	1,008,930
	Pima County Industrial Development Authority Education Revenue, Paradise Education Center Project
	Series A 5.00%, due 6/1/16	105,000	103,867
	Series A 5.875%, due 6/1/33	325,000	295,441
	6.10%, due 6/1/45	1,100,000	998,833
¤	Salt Verde Financial Corp., Senior Gas Revenue 5.00%, due 12/1/37	7,000,000	6,959,820
	Yavapai County Industrial Development Authority Education Revenue, Agribusiness and Equine Center 7.875%, due 3/1/42	500,000	537,095
			12,137,096
	California 12.9%
	Bassett, California Unified School District, Capital Appreciation Election
	Series C, Insured: FGIC (zero coupon), due 8/1/41	2,050,000	339,911
	Series C, Insured: FGIC (zero coupon), due 8/1/42	2,000,000	310,180
	Bell, California Community Housing Authority Lease Revenue Insured: AMBAC 5.00%, due 10/1/30	1,105,000	797,987
	California Infrastructure & Economic Development Bank Revenue, Stockton Port District Project Insured: ACA 5.50%, due 7/1/32	350,000	291,102
	California Municipal Finance Authority Revenue - Southwestern Law School 6.50%, due 11/1/41	1,500,000	1,615,395
	California Municipal Finance Authority Revenue, Community Hospital of Central California 5.50%, due 2/1/39	1,640,000	1,653,153
	California Municipal Finance Authority Revenue, University of LA Verne Series: A 6.25%, due 6/1/40	500,000	543,550
	California State Series B 0.40%, due 5/1/40 (b)	800,000	800,000
	California Statewide Communities Development Authority Revenue 7.50%, due 11/1/41	1,000,000	1,116,430
	Ceres Unified School District, Capital Appreciation Election Series A (zero coupon), due 8/1/45	7,400,000	728,308
	Davis Redevelopment Agency Tax Allocation, Subordinated Davis Redevelopment Project Series A 7.00%, due 12/1/36	1,375,000	1,580,095
	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue
	Insured: NATL-RE 5.00%, due 1/1/35	100,000	90,040
	5.75%, due 1/15/40	475,000	464,332
	Fresno, California Unified School District Election, General Obligation Series G (zero coupon), due 8/1/41	10,000,000	1,502,200
	Golden State Tobacco Securitization Corp. Series A-1 4.50%, due 6/1/27	4,050,000	3,320,473
	Hayward, California Unified School District, Capital Appreciation Election Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,152,521
	Inland Empire Tobacco Securitization Authority TOB Settlement
	Series A 4.625%, due 6/1/21	2,155,000	1,753,782
	Series A 5.00%, due 6/1/21	1,530,000	1,284,098
	Lancaster Financing Authority Tax Allocation Revenue Insured: AMBAC 5.00%, due 2/1/16	325,000	307,632
	Lemoore Redevelopment Agency Tax Allocation 7.375%, due 8/1/40	1,000,000	1,104,390
	March Joint Powers Redevelopment Agency Tax Allocation, Air Force Base Redevelopment Project
	Series A 7.50%, due 8/1/41	550,000	637,181
	Series B 7.50%, due 8/1/41	450,000	521,330
	Mendocino-Lake Community College District
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,329,972
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	2,334,800
	National City Community Development Commission Tax Allocation, National City Redevelopment Project 7.00%, due 8/1/32	1,000,000	1,177,550
	Oakley, California Redevelopment Agency Tax Allocation Revenue Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	71,712
	Orange County, CA, Improvement Bond District, Special Assessment 0.45%, due 9/2/18 (b)	500,000	500,000
¤	San Buenaventura, CA, Community Memorial Health System 7.50%, due 12/1/41	6,150,000	6,865,798
	San Francisco City and County Redevelopment Financing Authority Tax Allocation, Mission Bay South Redevelopment Series D 7.00%, due 8/1/41	435,000	489,714
	San Joaquin Hills Transportation Corridor Agency
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25	3,000,000	1,182,000
	Series A, Insured: NATL-RE (zero coupon), due 1/15/32	855,000	199,779
	Series A, Insured: NATL-RE (zero coupon), due 1/15/34	6,000,000	1,211,880
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	1,340,000	1,157,090
	Series A, Insured: NATL-RE 5.375%, due 1/15/29	2,165,000	1,899,723
	San Ysidro School District Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	1,987,499
	Southern California Public Power Authority, Natural Gas Project Revenue Series A 5.00%, due 11/1/33	1,105,000	1,142,261
	Sutter, California Union High School District Capital Appreciation Election Series B (zero coupon), due 6/1/50	16,260,000	1,206,817
	Turlock California Health Facility Revenue 5.375%, due 10/15/34	1,010,000	997,516
	Turlock California Health Facility Revenue, Certificate of Participation, Emanuel Medical Center, Inc. Series B 5.50%, due 10/15/37	1,000,000	997,180
	Turlock California Public Financing Authority 7.50%, due 9/1/39	500,000	555,340
¤	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	6,000,000	6,588,240
			53,808,961
	Colorado 2.5%
	Colorado Educational & Cultural Facilities Authority Revenue, Johnson & Wales University Series A, Insured: XLCA 5.00%, due 4/1/28	185,000	185,934
	Denver City, Colorado County Special Facilities Airport Revenue - United Airlines Project 5.75%, due 10/1/32 (a)	2,000,000	1,910,740
	Denver Convention Center Hotel Authority Revenue, Refunding
	Series, Insured: XLCA 4.75%, due 12/1/35	570,000	544,139
	Series, Insured: XLCA 5.00%, due 12/1/35	130,000	129,275
	E-470 Public Highway Authority Revenue
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	2,890,700
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	100,000	48,013
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	605,000	249,526
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	350,000	133,980
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,500,000	1,631,250
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	400,000	134,420
	(zero coupon), due 9/1/40	2,000,000	325,660
	E-470 Public Highway Authority Revenue, Capital Appreciation Series B, Insured: NATL-RE (zero coupon), due 9/1/26	3,190,000	1,438,786
	Fronterra Village Metropolitan District No. 2, Colorado, Refunding & Improvement Insured: RADIAN 4.875%, due 12/1/27	500,000	453,675
	Table Rock Metropolitan District General Obligation, Refunding Improvement Insured: RADIAN 4.25%, due 12/1/27	275,000	256,748
			10,332,846
	Connecticut 0.2%
	Connecticut Special Parking Revenue Series A, Insured: ACA 6.60%, due 7/1/24 (a)	785,000	785,149

	Delaware 0.6%
	Delaware State Economic Development Authority Revenue, Delmarva Power & Light Co. Project 0.35%, due 10/1/17 (a)(b)	2,550,000	2,550,000

	District of Columbia 2.0%
	District of Columbia Revenue, Center Strategic & International Studies 6.625%, due 3/1/41	1,000,000	1,061,900
	District of Columbia Revenue, Friendship Public Charter School, Inc.
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,130,295
	Insured: ACA 5.25%, due 6/1/33	4,120,000	3,673,351
	District of Columbia Revenue, James F. Oyster Elementary School Pilot Insured: ACA 6.25%, due 11/1/31	620,000	594,183
			8,459,729
	Florida 3.2%
	Bay County Florida Educational Facilities Revenue Series A 6.00%, due 9/1/40	1,000,000	990,490
	Capital Projects Finance Authority, Student Housing Revenue Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	2,120,000	1,820,062
	Florida Development Finance Corp., Educational Facilities Revenue, Bay Area Charter Foundation LLC Series A 7.75%, due 6/15/42	2,000,000	2,056,500
	Miami Beach Health Facilities Authority, Hospital Revenue, Refunding, Mount Sinai Medical Center of Florida
	5.375%, due 11/15/28	920,000	920,110
	6.75%, due 11/15/29	1,000,000	1,052,640
	Mid-Bay Bridge Florida Authority Springing Lien Revenue Series A 7.25%, due 10/1/40	2,500,000	2,679,050
	North Sumter County Florida Utility Dependent District Revenue 6.25%, due 10/1/43	1,500,000	1,627,155
	Seminole County Industrial Development Authority Revenue Series A 7.375%, due 11/15/41	750,000	804,098
	Village Center Community Development District Recreational Revenue Series A, Insured: NATLE-RE 5.00%, due 11/1/32	140,000	137,157
	Volusia County Industrial Development Authority Revenue Insured: CIFG 5.00%, due 6/1/35	1,270,000	1,196,543
			13,283,805
	Georgia 1.1%
	Augusta Airport Revenue, General Passenger Facility Charge Series A 5.15%, due 1/1/35	1,000,000	953,420
	Marietta Development Authority Revenue 7.00%, due 6/15/39	3,000,000	3,048,840
	McDuffie County Development Authority Revenue 6.95%, due 12/1/23 (a)	600,000	616,920
			4,619,180
	Guam 3.3%
	Guam Government
	Series: A 5.25%, due 11/15/37	6,000,000	5,526,180
	Series: A 7.00%, due 11/15/39	1,000,000	1,061,690
	Guam Government Hotel Occupancy Tax Revenue Series: A 6.50%, due 11/1/40	1,290,000	1,457,803
	Guam Government Waterworks Authority, Water & Wastewater System
	5.875%, due 7/1/35	1,735,000	1,745,809
	6.00%, due 7/1/25	3,735,000	3,819,038
			13,610,520
	Illinois 1.4%
	Illinois Development Finance Authority Revenue, Community Rehab Providers Series A 5.60%, due 7/1/19	565,000	488,765
	Illinois Finance Authority Education Revenue Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	853,470
	Illinois Finance Authority Revenue, Chicago Charter School Project 5.00%, due 12/1/36	2,600,000	2,545,504
	Illinois Finance Authority Revenue, Chicago Charter School Revenue Series A 7.125%, due 10/1/41	1,500,000	1,562,280
	Illinois Finance Authority Revenue, Wesleyan University Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	505,708
	Massac County Hospital District Insured: CIFG 4.50%, due 11/1/31	110,000	112,328
			6,068,055
	Indiana 3.2%
	Anderson Indiana Economic Development Revenue
	5.00%, due 10/1/24	780,000	657,267
	5.00%, due 10/1/28	4,000,000	3,196,360
	5.00%, due 10/1/32	2,545,000	1,933,971
	Carmel Redevelopment District Series C 6.50%, due 7/15/35 (c)	1,000,000	1,027,940
	Indiana Finance Authority Hospital Revenue, King's Daughter Hospital
	5.50%, due 8/15/40	3,800,000	3,764,774
	5.50%, due 8/15/45	1,500,000	1,480,725
	Indiana State Finance Authority Revenue, Educational Facilities-Marian University Project 6.375%, due 9/15/41	670,000	689,832
	Indianapolis in Multifamily Housing Revenue Series B 6.75%, due 7/1/40	430,000	444,302
			13,195,171
	Iowa 0.8%
	Iowa Higher Education Loan Authority
	Series A 5.00%, due 10/1/21	605,000	529,484
	Series A 5.00%, due 10/1/22	1,405,000	1,211,363
	Series A 5.25%, due 10/1/30	150,000	119,037
	Xenia Rural Water District Revenue
	Insured: CIFG 4.00%, due 12/1/14	280,000	281,742
	Insured: CIFG 4.50%, due 12/1/31	505,000	456,904
	Insured: CIFG 4.50%, due 12/1/41	960,000	816,249
			3,414,779
	Kentucky 1.4%
	Glasgow Healthcare Revenue 6.45%, due 2/1/41	1,000,000	1,081,100
	Kentucky Public Energy Authority, Gas Supply Revenue Series A-1 7.25%, due 2/1/28 (b)	5,000,000	5,000,000
			6,081,100
	Louisiana 1.7%
	Jefferson Parish, Louisiana, Hospital Service District No. 2 Revenue, East Jefferson General Hospital 6.375%, due 7/1/41	4,320,000	4,702,320
	Louisiana Public Facilities Authority Revenue, Belle Chasse Education Foundation, Project 6.50%, due 5/1/31	1,000,000	1,087,510
	Louisiana Public Facilities Authority Revenue, Black and Gold Facilities, Project
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,270,000	891,197
	Series A, Insured: CIFG 5.00%, due 7/1/39	610,000	622,438
			7,303,465
	Maine 1.1%
	Maine State Housing Authority Mortgage Revenue Series H 0.45%, due 11/15/40 (b)	4,500,000	4,500,000

	Maryland 1.1%
	Baltimore, MD, Convention Center Hotel Revenue
	Series A, Insured: XLCA 5.00%, due 9/1/32	1,025,000	949,181
	Series A, Insured: XLCA 5.25%, due 9/1/39	1,020,000	955,169
	Maryland Economic Development Corp. Student Housing Revenue, Refunding University Medical College Park Projects Insured: AGC-ICC 4.50%, due 6/1/35	1,430,000	1,404,574
	Maryland Health & Higher Educational Facilities Authority Revenue 6.25%, due 1/1/45	1,000,000	1,112,950
			4,421,874
	Massachusetts 0.5%
	Massachusetts Development Finance Agency Revenue, Eastern Nazarene College 5.625%, due 4/1/19	100,000	100,012
	Massachusetts Development Finance Agency Revenue, Human Service Provider Insured: RADIAN 5.00%, due 9/1/35	100,000	92,810
	Massachusetts Port Authority Facilities Revenue, Delta Airlines, Project
	Series A, Insured: AMBAC 5.00%, due 1/1/21 (a)	270,000	239,044
	Series A, Insured: AMBAC 5.00%, due 1/1/27 (a)	155,000	127,449
	Series A, Insured: AMBAC 5.50%, due 1/1/19 (a)	145,000	135,256
	Massachusetts State Health & Educational Facilities Authority Revenue, Lowell General Hospital Series C 5.125%, due 7/1/35	1,565,000	1,571,307
			2,265,878
	Michigan 5.4%
	Advanced Technology Academy, Public School Academy Revenue 6.00%, due 11/1/37	550,000	498,025
	Chandler Park Academy, Public School Academy Revenue
	5.125%, due 11/1/30	1,050,000	935,393
	5.125%, due 11/1/35	605,000	515,986
	Detroit Michigan
	Series A, Insured: XLCA 5.00%, due 4/1/12	275,000	274,321
	Series A, Insured: XLCA 5.00%, due 4/1/13	100,000	97,906
	Michigan Finance Authority Educational Facility Revenue Series A 8.00%, due 10/1/30	1,250,000	1,361,637
¤	Michigan Finance Authority Educational Facility Revenue, Creative Studies
	5.875%, due 12/1/28	2,360,000	2,381,098
	6.125%, due 12/1/33	4,100,000	4,144,813
	6.125%, due 12/1/37	980,000	988,369
	Michigan Finance Authority Limited Obligation Revenue 7.50%, due 11/1/40	855,000	900,187
	Michigan Finance Authority Limited Obligation Revenue, Detroit Service Learning Academy Project
	7.00%, due 10/1/31	2,120,000	2,202,638
	7.00%, due 10/1/36	1,740,000	1,792,705
	Michigan Municipal Bond Authority Revenue, Local Government Loan Program
	Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	260,619
	Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	312,637
	Michigan Public Educational Facilities Authority Revenue 8.00%, due 4/1/40	500,000	524,615
	Michigan Public Educational Facilities Authority Revenue, Landmark Academy 7.00%, due 12/1/39	5,105,000	5,197,707
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	500,000	393,380
			22,782,036
	Minnesota 0.4%
	St. Paul Housing & Redevelopment Authority Charter School Lease Revenue Series A 6.625%, due 9/1/42	1,000,000	1,040,700
	Washington County Housing & Redevelopment Authority, Hospital Facilities Revenue, Healtheast Project 5.50%, due 11/15/27	500,000	489,630
			1,530,330
	Mississippi 0.4%
	Claiborne County, Mississippi Pollution Control Revenue 6.20%, due 2/1/26	100,000	100,084
	Mississippi Development Bank Special Obligation, Magnolia Regional Health Center Series A 6.75%, due 10/1/36	1,250,000	1,411,350
			1,511,434
	Missouri 1.5%
	Arnold Retail Corridor Transportation Development District 6.65%, due 5/1/38	500,000	521,105
	Branson Industrial Development Authority Tax Increment Revenue 5.50%, due 6/1/29	3,510,000	3,068,547
	Kansas City Industrial Development Authority Revenue 6.25%, due 9/1/32	1,000,000	1,082,330
	Lees Summit Tax Increment Revenue 7.25%, due 4/1/30	1,500,000	1,539,210
			6,211,192
	Nebraska 0.3%
	Gage County Hospital Authority No. 1, Health Care Facilities Revenue, Beatrice Community Hospital & Health Center, Inc. Series B 6.75%, due 6/1/35	1,370,000	1,465,640

	Nevada 1.9%
	Clark County Economic Development Revenue, University Southern Nevada Project
	Insured: RADIAN 4.625%, due 4/1/37	1,610,000	1,301,975
	Insured: RADIAN 5.00%, due 4/1/27	350,000	332,818
	Clark County, NV, Economic Development Revenue, Refunding, Southwest Gas Corp. Project Series B, Insured: FGIC 5.00%, due 12/1/33 (a)	240,000	236,875
	Clark County, NV, Industrial Development Revenue, Southwest Gas Corp. Series C Insured: AMBAC 5.95%, due 12/1/38 (a)	5,000,000	5,065,600
	Director of the State of Nevada Department of Business & Industry Lease Revenue, Tahoe Regional Planning Agency Project Series A, Insured: AMBAC 4.50%, due 6/1/37	440,000	291,289
	Las Vegas Valley Water District Series C 0.30%, due 6/1/36 (b)	400,000	400,000
	Reno, NV, Capital Improvement Revenue Series B Insured: FGIC (zero coupon), due 6/1/38	1,005,000	180,900
			7,809,457
	New Hampshire 0.4%
	Manchester Housing and Redevelopment Authority Revenue Series A, Insured: ACA 6.75%, due 1/1/14	140,000	137,054
	Manchester Housing and Redevelopment Authority Revenue, Capital Appreciation
	Series B, Insured: RADIAN (zero coupon), due 1/1/17	1,055,000	679,853
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,400,000	370,216
	New Hampshire Health & Education Facilities Authority Revenue, Franklin Pierce College Insured: ACA 6.05%, due 10/1/34	620,000	571,262
	New Hampshire Higher Educational & Health Facilities Authority Revenue, Franklin Pierce College Insured: ACA 5.30%, due 10/1/28	110,000	96,777
			1,855,162
	New Jersey 5.8%
	Burlington County Bridge Commission Economic Development Revenue, Evergreen Project 5.625%, due 1/1/38	500,000	473,590
	Camden County, New Jersey Improvement Authority Revenue Series A 5.75%, due 2/15/34	1,000,000	1,014,680
	New Jersey Economic Development Authority Revenue, Applewood Estates Project
	Series A, Insured: RADIAN 5.00%, due 10/1/25	240,000	225,919
	Series A, Insured: RADIAN 5.00%, due 10/1/35	3,880,000	3,366,210
	New Jersey Economic Development Authority Revenue, Capital Appreciation Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	168,041
	New Jersey Economic Development Authority Revenue, Cigarette Tax
	5.50%, due 6/15/31	685,000	710,434
	5.75%, due 6/15/29	3,720,000	3,889,334
	5.75%, due 6/15/34	1,000,000	1,038,370
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project 5.875%, due 6/1/42	900,000	969,588
	New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines Project
	5.50%, due 4/1/28 (a)	180,000	148,039
	6.25%, due 9/15/19 (a)	2,500,000	2,499,825
	6.25%, due 9/15/29 (a)	1,600,000	1,599,856
	6.40%, due 9/15/23 (a)	190,000	189,989
	New Jersey Health Care Facilities Financing Authority Revenue
	Insured: MBIA (zero coupon), due 7/1/17	120,000	94,642
	Series B (zero coupon), due 7/1/31	205,000	62,045
	5.00%, due 7/1/36	190,000	183,369
	Insured: RADIAN 5.125%, due 7/1/32	175,000	161,949
	6.25%, due 7/1/35	2,500,000	2,780,950
	Tobacco Settlement Financing Corp., New Jersey
	Series 1A 4.50%, due 6/1/23	1,000,000	939,330
	Series 1A 4.625%, due 6/1/26	4,460,000	3,904,864
			24,421,024
	New York 3.9%
	New York City Hall, General Obligation
	Series J-5 0.30%, due 8/1/28 (b)	575,000	575,000
	Series A-4 0.30%, due 8/1/38 (b)	1,600,000	1,600,000
	New York City Industrial Development Agency Revenue
	Insured: AMBAC 4.75%, due 1/1/42	770,000	662,570
	Insured: AMBAC 5.00%, due 1/1/46	2,700,000	2,399,193
	New York City Industrial Development Agency Special Facilities Revenue, JFK International Airport, American Airlines Project Series A 8.00%, due 8/1/12 (a)(d)	2,500,000	2,304,950
	New York City Industrial Development Agency Special Facility Revenue, British Airways PLC Project 5.25%, due 12/1/32 (a)	555,000	450,588
	New York City Municipal Water Finance Authority, 2nd General Resolution Series AA-3 0.30%, due 6/15/32 (b)	700,000	700,000
	New York City Transitional Finance Authority Revenue Series 2A 0.30%, due 11/1/22 (b)	1,300,000	1,300,000
	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America 6.375%, due 7/15/49	1,000,000	1,085,220
	New York State Series H-1 0.30%, due 1/1/36 (b)	2,000,000	2,000,000
	New York State Housing Finance Agency Revenue Series A 0.20%, due 11/1/44 (b)	2,250,000	2,250,000
	Suffolk County Economic Development Corp. Revenue Refunding, Peconic Landing Southold 6.00%, due 12/1/40	1,000,000	1,068,780
			16,396,301
	Ohio 3.3%
	Buckeye, Ohio, Tobacco Settlement Financing Authority
	Series A-2 5.125%, due 6/1/24	4,885,000	3,852,946
	Series A-2 5.75%, due 6/1/34	600,000	446,778
	Series A-2 5.875%, due 6/1/30	1,000,000	777,770
	Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Euclid Avenue Project
	Insured: AMBAC 4.25%, due 8/1/15	200,000	194,988
	Insured: AMBAC 4.50%, due 8/1/36	960,000	681,552
	Insured: AMBAC 5.00%, due 8/1/21	100,000	92,701
	Insured: AMBAC 5.00%, due 8/1/28	110,000	92,663
	Erie County, Ohio, Hospital Facilities Revenue Series A 5.25%, due 8/15/46	275,000	272,093
	Summit County Port Authority Revenue Series B 6.875%, due 5/15/40	1,250,000	1,318,562
	Summit County Port Authority Revenue, Brimfield Project Series G 4.875%, due 5/15/25	500,000	449,575
	Toledo-Lucas County Port Authority Special Assessment Revenue, Crocker Park Public Improvement Project 5.375%, due 12/1/35	5,625,000	5,656,444
			13,836,072
	Oklahoma 1.8%
¤	Norman Regional Hospital Authority Revenue
	5.125%, due 9/1/37	7,395,000	6,685,080
	Insured: RADIAN 5.50%, due 9/1/32	140,000	135,800
	Tulsa Municipal Airport Trust, AMR Corporation 7.35%, due 12/1/12 (d)	1,000,000	764,500
			7,585,380
	Pennsylvania 5.8%
	Aleppo Township, Pennsylvania, Sewer Revenue
	5.75%, due 12/1/36	1,220,000	1,257,966
	5.75%, due 12/1/41	1,055,000	1,084,645
	Allegheny County Higher Education Building Authority Revenue 7.00%, due 11/1/40	1,000,000	1,082,090
	Allegheny County Industrial Development Authority Revenue, Propel Charter Montour Series A 6.75%, due 8/15/35	305,000	309,301
	Chester County Health & Education Facilities Authority, Chester County Hospital Series A 6.75%, due 7/1/31	250,000	250,253
	Erie County, Pennsylvania, Hospital Authority Health Facilities Revenue Series A, Insured: RADIAN 4.50%, due 7/1/23	340,000	280,952
	Harrisburg, PA
	Series D, Insured: AMBAC (zero coupon), due 3/15/13	465,000	426,321
	Series F, Insured: AMBAC (zero coupon), due 3/15/13	125,000	114,603
	Series D, Insured: AMBAC (zero coupon), due 9/15/13	75,000	66,023
	Series D, Insured: AMBAC (zero coupon), due 3/15/14	450,000	379,903
	Series D, Insured: AMBAC (zero coupon), due 9/15/14	50,000	40,434
	Series D, Insured: AMBAC (zero coupon), due 3/15/15	105,000	81,235
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	240,000	170,186
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	45,000	30,438
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	55,000	29,954
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	155,000	64,720
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	100,000	32,683
	Harrisburg, Pennsylvania, Authority Revenue, University of Science Series B 6.00%, due 9/1/36	2,600,000	2,253,290
	Harrisburg, Pennsylvania, Capital Appreciation, Refunding
	Series D, Insured: AMBAC (zero coupon), due 9/15/12	25,000	23,825
	Series: F, Insured: AMBAC (zero coupon), due 9/15/13	240,000	211,274
	Series F, Insured: AMBAC (zero coupon), due 9/15/14	315,000	254,731
	Series F, Insured: AMBAC (zero coupon), due 3/15/15	460,000	355,888
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	165,000	121,985
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	395,000	280,098
	Harrisburg, Pennsylvania, Parking Authority Revenue
	Series T, Insured: XLCA 4.00%, due 5/15/19	70,000	61,979
	Series R, Insured: XLCA 4.25%, due 5/15/16	50,000	47,163
	Series J, Insured: NATL-RE 5.00%, due 9/1/22	500,000	444,630
	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Acts Retirement Communities Series A 4.50%, due 11/15/36	400,000	357,880
	Pennsylvania Economic Development Financing Authority Revenue Series B 8.00%, due 5/1/29	250,000	263,665
	Pennsylvania Higher Educational Facilities Authority Revenue Series A, Insured: RADIAN 5.125%, due 4/1/33	175,000	169,818
	Pennsylvania Higher Educational Facilities Authority Revenue, Shippensburg University 6.25%, due 10/1/43	1,000,000	1,057,100
	Pennsylvania Higher Educational Facilities Authority Revenue, University of the Arts
	Series A, Insured: RADIAN 5.00%, due 9/15/33	150,000	138,258
	Insured: RADIAN 5.75%, due 3/15/30	1,040,000	1,040,125
	Philadelphia Authority for Industrial Development Revenue, First Philadelphia Charter Series A 5.85%, due 8/15/37	650,000	602,225
	Philadelphia Authority for Industrial Development Revenue, Please Touch Museum Project
	4.25%, due 9/1/19	605,000	532,104
	5.25%, due 9/1/26	1,000,000	848,910
	5.25%, due 9/1/31	2,425,000	1,973,732
	5.25%, due 9/1/36	1,125,000	872,707
	Philadelphia Hospitals and Higher Education Facilities Authority Revenue Series A 6.625%, due 11/15/23	3,460,000	3,462,284
	Susquehanna Area Regional Airport Authority System Revenue
	Series A, Insured: AMBAC 5.00%, due 1/1/28 (a)	170,000	151,785
	Series B, Insured: AMBAC 5.00%, due 1/1/33	270,000	269,468
	West Shore Area Authority Hospital Revenue, Holy Spirit Hospital Sisters 6.50%, due 1/1/41	1,200,000	1,336,836
	York, PA 7.25%, due 11/15/41	1,370,000	1,485,820
			24,319,287
	Puerto Rico 0.3%
	Puerto Rico Commonwealth Series C 6.50%, due 7/1/40	1,000,000	1,174,350

	Rhode Island 1.5%
	Providence Redevelopment Agency Certificates of Participation
	Series A, Insured: RADIAN (zero coupon), due 9/1/29	400,000	156,600
	Series A, Insured: RADIAN (zero coupon), due 9/1/32	775,000	248,403
	Series A, Insured: RADIAN (zero coupon), due 9/1/35	280,000	72,372
	Series A, Insured: RADIAN (zero coupon), due 9/1/36	210,000	50,646
	Providence, RI, Special Obligation, Tax Increment
	Series E, Insured: RADIAN 5.00%, due 6/1/12	510,000	510,168
	Series E, Insured: RADIAN 5.00%, due 6/1/13	600,000	597,366
	Rhode Island Health and Educational Building Corp. Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	942,740
	Tobacco Settlement Financing Corp. Series A 6.125%, due 6/1/32	200,000	200,170
	Woonsocket, RI
	Insured: FGIC 5.75%, due 10/1/14	520,000	515,283
	Insured: FGIC 5.75%, due 10/1/15	500,000	492,350
	Insured: FGIC 5.75%, due 10/1/16	530,000	514,784
	Insured: FGIC 6.00%, due 10/1/17	1,200,000	1,167,936
	Insured: FGIC 6.00%, due 10/1/18	695,000	670,188
			6,139,006
	South Carolina 0.1%
	South Carolina Jobs-Economic Development Authority Health Facilities Revenue 5.70%, due 5/1/26	255,000	242,051

	Tennessee 0.3%
	Chattanooga Health Educational & Housing Facility Board Revenue, Refunding Series B 6.00%, due 10/1/35	500,000	502,885
	Johnson City Health & Educational Facilities Board Revenue, First Mountain States Health Alliance Series A 5.50%, due 7/1/36	570,000	583,976
			1,086,861
	Texas 11.5%
	Alliance Airport Authority, American Airlines Project 7.00%, due 12/1/12 (a)(d)	2,410,000	626,600
¤	Austin Convention Enterprises, Inc., Convention Center Revenue Bond
	Series A, Insured: XLCA 4.30%, due 1/1/33	130,000	107,159
	Series A, Insured: XLCA 5.00%, due 1/1/34	7,270,000	6,572,516
	Series A, Insured: XLCA 5.25%, due 1/1/24	1,500,000	1,438,980
	Central Texas Regional Mobility Authority Revenue
	(zero coupon), due 1/1/33	135,000	41,540
	(zero coupon), due 1/1/35	1,250,000	336,663
	6.75%, due 1/1/41	5,000,000	5,255,700
	Clifton Higher Education Finance Corp. Education Revenue, Idea Public Schools 5.75%, due 8/15/41	1,750,000	1,837,727
	Dallas-Fort Worth, Texas International Airport Revenue Series A, Insured: NATL-RE 6.00%, due 11/1/28 (a)	115,000	115,274
¤	Harris County-Houston Sports Authority Revenue
	Series B, Insured: NATL-RE (zero coupon), due 11/15/13	215,000	194,063
	Series B, Insured: NATL-RE (zero coupon), due 11/15/15	1,350,000	1,082,659
	Series B, Insured: NATL-RE (zero coupon), due 11/15/16	100,000	75,660
	Series B, Insured: NATL-RE (zero coupon), due 11/15/18	800,000	533,424
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	215,280
	Series B, Insured: NATL-RE (zero coupon), due 11/15/20	35,000	20,447
	Series B, Insured: NATL-RE (zero coupon), due 11/15/22	2,070,000	1,058,971
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	310,000	137,479
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	60,000	23,098
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	100,000	31,448
	Series H, Insured: NATL-RE (zero coupon), due 11/15/30	340,000	100,191
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	225,000	57,634
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	200,000	47,982
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	85,000	20,392
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	50,000	11,112
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	100,000	23,483
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	265,000	44,645
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	30,035,000	5,329,410
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,000,000	157,680
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	440,000	68,618
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	350,000	48,304
	Series G, Insured: NATL-RE 5.25%, due 11/15/21	110,000	109,991
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	800,000	701,376
	Houston Higher Education Finance Corp. Series A 6.875%, due 5/15/41	1,700,000	1,903,507
	Houston, Texas Airport System Revenue, Special Facilities Continental Airlines
	Series B 6.125%, due 7/15/27 (a)	175,000	170,314
	Series C 6.125%, due 7/15/27 (a)	455,000	442,815
	6.625%, due 7/15/38 (a)	1,000,000	1,019,290
	Series E 6.75%, due 7/1/21 (a)	755,000	759,062
	Series E 7.00%, due 7/1/29 (a)	500,000	502,605
	San Juan, Texas Higher Education Finance Authority Revenue, Idea Public Schools Series A 6.70%, due 8/15/40	1,000,000	1,112,550
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue
	6.875%, due 12/31/39	3,050,000	3,400,933
	7.00%, due 6/30/40	3,080,000	3,478,490
	7.50%, due 6/30/33	750,000	878,047
	Texas State Public Finance Authority Charter School Finance Corp. Revenue, ED - Burnham Wood Project Series A 6.25%, due 9/1/36	1,300,000	1,219,491
	Texas State Public Finance Authority Charter School Finance Corp. Revenue, ED - Cosmos Foundation Series A 5.375%, due 2/15/37	500,000	501,025
	Texas State Turnpike Authority, Central Texas System, Revenue Insured: AMBAC (zero coupon), due 8/15/37	155,000	32,795
	Travis County Health Facilities Development Corp. Revenue, Westminster Manor 7.125%, due 11/1/40	1,000,000	1,079,120
	Tyler Health Facilities Development Corp. 5.375%, due 11/1/37	5,250,000	5,273,992
			48,199,542
	Utah 0.6%
	Santa Clara, Utah, Municipal Building Authority Lease Revenue Insured: AGC-ICC 4.125%, due 2/1/28 (c)	800,000	800,056
	Utah State Charter School Finance Authority Revenue, North Star Academy Series A 7.00%, due 7/15/45	600,000	623,202
	Utah State Charter School Finance Authority Revenue, Science & Arts Academy Series A 7.75%, due 3/15/39	950,000	1,005,528
			2,428,786
	Vermont 0.1%
	Vermont Educational & Health Buildings Financing Agency Revenue
	Series A, Insured: RADIAN 5.00%, due 7/1/34	200,000	166,276
	Series A, Insured: RADIAN 5.75%, due 2/15/37	140,000	141,943
	Vermont Educational & Health Buildings Financing Agency, Development & Mental Health Services Series A, Insured: RADIAN 4.75%, due 8/15/36	175,000	128,331
			436,550
	Virginia 2.3%
¤	Capital Beltway Funding Corp. Revenue Series B 6.05%, due 12/31/47 (b)	8,000,000	8,000,000
	Madison County Industrial Development Authority Educational Revenue 0.17%, due 10/1/37 (b)	1,725,000	1,725,000
			9,725,000
	Washington 0.5%
	Greater Wenatchee Regional Events Center Public Facilities District Revenue, Revenue & Special Tax Building 5.25%, due 12/1/11 (c)(d)	1,535,000	1,151,250
	King County, Washington, Public Hospital District No. 4 7.00%, due 12/1/40	1,000,000	1,032,860
	Tobacco Settlement Authority Revenue, Washington 6.625%, due 6/1/32	65,000	67,633
			2,251,743
	West Virginia 0.1%
	Ohio County, West Virginia, Commission Special District Excise Tax Revenue 5.75%, due 3/1/36	400,000	417,812

	Wisconsin 0.7%
	Menasha Wisconsin
	Insured: NATL-RE 3.70%, due 3/1/13	740,000	717,134
	4.40%, due 9/1/17	100,000	84,693
	Public Finance Authority Revenue, Continuing Care Retirement Community Series A 8.25%, due 6/1/46	1,000,000	1,052,130
	Warrens Wisconsin, Refunding 4.70%, due 12/1/19	120,000	98,105
	Wisconsin Health & Educational Facilities Authority Revenue Series A 0.92%, due 5/1/25 (b)	895,000	895,000
			2,847,062
	Wyoming 0.4%
	West Park Hospital District Revenue, West Park Hospital Project Series B 6.50%, due 6/1/27	500,000	604,120
	Wyoming Community Development Authority Student Housing Revenue 6.50%, due 7/1/43	930,000	991,957
			1,596,077
	Total Municipal Bonds (Cost $379,407,622)		399,780,917

		Shares
	Unaffiliated Investment Companies 1.1%
	California 0.7%
	BlackRock MuniYield California Fund, Inc.	4,960	80,352
	BlackRock MuniYield California Insured Fund, Inc.	15,810	242,842
	Invesco California Quality Municipal Securities	103,353	1,488,283
	Nuveen California Dividend Advantage Municipal Fund	14,870	219,035
	Nuveen California Municipal Market Opportunity Fund	45,202	696,563
			2,727,075
	Michigan 0.1%
	Nuveen Michigan Premium Income Fund	1,405	20,682
	Nuveen Michigan Quality Income	23,148	356,942
			377,624
	Multi-State 0.2%
	Invesco Municipal Income Opportunities Trust	38,418	267,389
	Invesco Municipal Income Opportunities Trust II	8,290	63,418
	Invesco Quality Municipal Income Trust	8,865	123,312
	Invesco Quality Municipal Securities	34,620	532,456
			986,575
	New Jersey 0.0%‡
	BlackRock New Jersey Municipal Bond Trust	10,032	164,525

	New York 0.0%‡
	Nuveen New York Dividend Advantage Municipal Fund	620	9,201

	Pennsylvania 0.1%
	Nuveen Pennsylvania Investment Quality Municipal Fund	9,600	147,264
	Nuveen Pennsylvania Premium Income Municipal Fund 2	20,000	287,200
			434,464
	Total Unaffiliated Investment Companies (Cost $4,287,027)		4,699,464

	Total Investments (Cost $383,694,649) (e)	96.7%	404,480,381
	Other Assets, Less Liabilities	3.3	13,650,068
	Net Assets	100.0%	$418,130,449

¤	Among the Fund's 10 largest issuers held, as of January 31, 2012. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at January 31, 2012.
(c)	Illiquid security. The total market value of these securities at January 31, 2012 is $2,979,246, which represents 0.7% of the Fund's net assets.
(d)	Issue in default.
(e)	At January 31, 2012, cost is $383,699,603 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$24,284,278
	Gross unrealized depreciation	(3,503,500)
	Net unrealized appreciation	$20,780,778

The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGC-ICC	-Assured Guaranty Corporation—Insured Custody Certificates
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
CIFG	-CIFG Group
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
MBIA	-MBIA Insurance Corp.
NATL-RE	-National Public Finance Guarantee Corp.
RADIAN	-Radian Asset Assurance, Inc.
XLCA	-XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$399,780,917	$—	$399,780,917
Unaffiliated Investment Companies	4,699,464	—	—	4,699,464
Total Investments in Securities	$4,699,464	$399,780,917	$—	$404,480,381

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay ICAP Equity Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 98.2% †
	Aerospace & Defense 3.7%
¤	Honeywell International, Inc.	560,775	$32,547,381

	Auto Components 2.7%
	Johnson Controls, Inc.	738,221	23,453,281

	Beverages 2.0%
	Coca-Cola Co. (The)	130,531	8,814,759
	PepsiCo., Inc.	137,339	9,019,052
			17,833,811
	Capital Markets 1.8%
	BlackRock, Inc.	88,519	16,110,458

	Chemicals 2.0%
	Monsanto Co.	215,369	17,671,027

	Commercial Banks 5.2%
	BB&T Corp.	706,465	19,208,783
	Wells Fargo & Co.	898,456	26,243,900
			45,452,683
	Communications Equipment 4.0%
¤	Cisco Systems, Inc.	1,778,000	34,902,140

	Consumer Finance 2.7%
	Capital One Financial Corp.	530,500	24,270,375

	Containers & Packaging 1.2%
	Owens-Illinois, Inc. (a)	444,941	10,700,831

	Diversified Financial Services 8.0%
	Citigroup, Inc.	707,150	21,723,648
	CME Group, Inc. Class A	28,400	6,802,084
¤	JPMorgan Chase & Co.	1,117,050	41,665,965
			70,191,697
	Diversified Telecommunication Services 2.8%
	BCE, Inc.	600,449	24,498,319

	Energy Equipment & Services 0.9%
	Weatherford International, Ltd. (a)	463,750	7,763,175

	Food Products 1.8%
	Archer-Daniels-Midland Co.	566,100	16,207,443

	Health Care Equipment & Supplies 1.8%
	Covidien PLC	301,956	15,550,734

	Health Care Providers & Services 2.0%
	UnitedHealth Group, Inc.	336,450	17,424,746

	Hotels, Restaurants & Leisure 1.4%
	Las Vegas Sands Corp. (a)	245,700	12,066,327

	Household Products 3.8%
¤	Procter & Gamble Co. (The)	529,200	33,360,768

	Industrial Conglomerates 2.4%
	General Electric Co.	1,158,700	21,679,277

	Insurance 5.5%
	ACE, Ltd.	323,541	22,518,454
	MetLife, Inc.	723,476	25,560,407
			48,078,861
	Machinery 2.2%
	Cummins, Inc.	127,550	13,265,200
	Stanley Black & Decker, Inc.	87,350	6,130,223
			19,395,423
	Media 7.5%
¤	Time Warner, Inc.	1,030,613	38,194,518
	Viacom, Inc. Class B	583,584	27,451,791
			65,646,309
	Oil, Gas & Consumable Fuels 8.4%
¤	ExxonMobil Corp.	455,800	38,168,692
	Marathon Petroleum Corp.	91,148	3,483,677
	Occidental Petroleum Corp.	224,163	22,364,742
	Southwestern Energy Co. (a)	308,300	9,600,462
			73,617,573
	Pharmaceuticals 10.5%
	Johnson & Johnson	136,100	8,970,351
	Merck & Co., Inc.	532,110	20,358,528
	Novartis A.G., ADR (b)	93,500	5,082,660
¤	Pfizer, Inc.	1,874,120	40,106,168
	Sanofi, Sponsored ADR (b)	485,775	18,036,826
			92,554,533
	Semiconductors & Semiconductor Equipment 5.5%
	Applied Materials, Inc.	1,475,050	18,113,614
¤	Texas Instruments, Inc.	924,738	29,943,016
			48,056,630
	Software 4.8%
¤	Microsoft Corp.	1,424,802	42,074,403

	Wireless Telecommunication Services 3.6%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,165,226	31,565,972

	Total Common Stocks (Cost $733,726,940)		862,674,177

		Principal Amount	Value
	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $19,195,894 (Collateralized by a Federal National Mortgage Association security with a rate of 2.75% and a maturity date of 2/5/14, with a Principal Amount of 18,450,000 and a Market Value of $19,584,749)	$19,195,888	19,195,888

	Total Short-Term Investment (Cost $19,195,888)		19,195,888

	Total Investments (Cost $752,922,828) (c)	100.4%	881,870,065
	Other Assets, Less Liabilities	(0.4)	(3,863,434)
	Net Assets	100.0%	$878,006,631

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2012, cost is $770,430,402 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$143,152,631
Gross unrealized depreciation	(31,712,968)
Net unrealized appreciation	$111,439,663

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$862,674,177	$—	$—	$862,674,177
Short-Term Investment
Repurchase Agreement	—	19,195,888	—	19,195,888
Total Investments in Securities	$862,674,177	$19,195,888	$—	$881,870,065

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay ICAP Global Fund

Portfolio of Investments January 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Brazil 2.2%
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels) (a)	38,500	$1,176,175

	China 2.3%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	574,200	533,826
	China Construction Bank Corp. Class H (Commercial Banks)	845,500	675,938
			1,209,764
	Finland 1.5%
	Nokia Oyj (Communications Equipment)	157,900	788,574

	France 5.2%
	Danone S.A. (Food Products)	7,650	472,160
¤	Sanofi (Pharmaceuticals)	18,500	1,366,513
	Vallourec S.A. (Machinery)	13,000	877,950
			2,716,623
	Germany 3.8%
	Bayer A.G. (Pharmaceuticals)	13,550	948,947
	Bayerische Motoren Werke A.G. (Automobiles)	12,100	1,034,954
			1,983,901
	Hong Kong 2.0%
	Hong Kong Exchanges and Clearing, Ltd. (Diversified Financial Services)	15,600	270,953
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	133,500	761,721
			1,032,674
	Ireland 2.0%
	Covidien PLC (Health Care Equipment & Supplies)	20,900	1,076,350

	Italy 2.6%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	62,750	1,387,154

	Japan 12.1%
	Bridgestone Corp. (Auto Components)	38,400	875,613
	JFE Holdings, Inc. (Metals & Mining)	27,900	497,822
	KOMATSU, Ltd. (Machinery)	31,800	896,591
¤	Mitsubishi Corp. (Trading Companies & Distributors)	54,700	1,248,010
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	16,200	809,787
	Nissan Motor Co., Ltd. (Automobiles)	130,200	1,228,205
	Tokio Marine Holdings, Inc. (Insurance)	32,550	815,245
			6,371,273
	Netherlands 1.6%
	Akzo Nobel N.V. (Chemicals)	16,040	834,419

	Norway 1.8%
	DnB NOR ASA (Commercial Banks)	90,100	950,603

	Portugal 1.3%
	Energias de Portugal S.A. (Electric Utilities)	236,100	689,001

	Republic of Korea 0.5%
	Samsung Electronics Co., Ltd., GDR (Semiconductors & Semiconductor Equipment) (b)	562	276,785

	Singapore 2.1%
	DBS Group Holdings, Ltd. (Commercial Banks)	103,100	1,110,629

	Spain 1.6%
	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks)	98,800	862,516

	Switzerland 5.8%
	ABB, Ltd. (Electrical Equipment) (c)	42,500	887,398
	Holcim, Ltd. (Construction Materials) (c)	14,150	806,266
¤	Novartis A.G. (Pharmaceuticals)	25,050	1,355,231
			3,048,895
	United Kingdom 8.2%
	Genting Singapore PLC (Hotels, Restaurants & Leisure) (c)	676,300	876,391
¤	Standard Chartered PLC (Commercial Banks)	52,162	1,260,901
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services) (a)	58,950	1,596,956
	WPP PLC (Media)	50,200	589,729
			4,323,977
	United States 42.7%
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	83,043	1,019,768
	Archer-Daniels-Midland Co. (Food Products)	19,200	549,696
	BB&T Corp. (Commercial Banks)	24,050	653,920
	Capital One Financial Corp. (Consumer Finance)	19,200	878,400
	Cisco Systems, Inc. (Communications Equipment)	58,050	1,139,521
	Citigroup, Inc. (Diversified Financial Services)	29,300	900,096
	Cummins, Inc. (Machinery)	4,050	421,200
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	8,650	724,351
	Honeywell International, Inc. (Aerospace & Defense)	19,250	1,117,270
	Johnson Controls, Inc. (Auto Components)	26,850	853,025
¤	JPMorgan Chase & Co. (Diversified Financial Services)	35,250	1,314,825
	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) (c)	17,800	874,158
	MetLife, Inc. (Insurance)	25,200	890,316
¤	Microsoft Corp. (Software)	67,450	1,991,798
	Monsanto Co. (Chemicals)	6,400	525,120
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,900	788,183
¤	Pfizer, Inc. (Pharmaceuticals)	78,600	1,682,040
	Procter & Gamble Co. (The) (Household Products)	14,250	898,320
	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (c)	22,550	702,207
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,250	979,495
¤	Time Warner, Inc. (Media)	43,800	1,623,228
	Viacom, Inc. Class B (Media)	23,350	1,098,384
	Wells Fargo & Co. (Commercial Banks)	30,200	882,142
			22,507,463
	Total Common Stocks (Cost $48,460,099)		52,346,776

		Principal Amount	Value
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	United States 1.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity, $783,535 (Collateralized by a Federal National Mortgage Association security with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $800,000 and a Market Value of $803,000) (Capital Markets)	$783,534	783,534

	Total Short-Term Investment (Cost $783,534)		783,534

	Total Investments (Cost $49,243,633) (d)	100.8%	53,130,310
	Other Assets, Less Liabilities	(0.8)	(430,835)
	Net Assets	100.0%	$52,699,475

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	GDR - Global Depositary Receipt.
(c)	Non-income producing security.
(d)	At January 31, 2012, cost is $49,695,869 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,048,621
Gross unrealized depreciation	(1,614,180)
Net unrealized appreciation	$3,434,441

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$52,346,776	$—	$—	$52,346,776
Short-Term Investment
Repurchase Agreement	—	783,534	—	783,534
Total Investments in Securities	$52,346,776	$783,534	$—	$53,130,310

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2012, foreign securities with a total value of $18,836,222 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of January 31, 2012, the Fund held the following foreign currency:

	Currency		Cost			Value
Japanese Yen	JPY	7	USD	0	(a)	USD	0	(a)
Total			USD	0	(a)	USD	0	(a)

(a) Less than one dollar.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay ICAP International Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 95.8% †
	Brazil 2.8%
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels) (a)	901,000	$27,525,550

	Cayman Islands 0.9%
	Sands China, Ltd. (Hotels, Restaurants & Leisure) (b)	2,693,200	9,081,168

	China 2.6%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	10,695,850	9,943,791
	China Construction Bank Corp. Class H (Commercial Banks)	19,458,077	15,555,823
			25,499,614

	Finland 1.4%
	Nokia Oyj (Communications Equipment)	2,698,600	13,477,168

	France 13.7%
	Danone S.A. (Food Products)	348,600	21,515,704
	Pernod-Ricard S.A. (Beverages)	188,450	18,090,778
¤	Sanofi (Pharmaceuticals)	435,750	32,186,918
	Schneider Electric S.A. (Electrical Equipment)	276,550	17,175,468
	Total S.A. (Oil, Gas & Consumable Fuels)	446,300	23,587,734
	Vallourec S.A. (Machinery)	341,900	23,090,080
			135,646,682

	Germany 12.0%
	Bayer A.G. (Pharmaceuticals)	427,900	29,967,110
¤	Bayerische Motoren Werke A.G. (Automobiles)	386,900	33,092,858
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	69,250	9,022,011
	SAP A.G. (Software)	357,600	21,605,767
	Siemens A.G. (Industrial Conglomerates)	269,000	25,383,566
			119,071,312

	Hong Kong 2.9%
	Hong Kong Exchanges and Clearing, Ltd. (Diversified Financial Services)	603,000	10,473,367
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	3,131,100	17,865,353
			28,338,720

	Italy 3.8%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	1,723,000	38,088,704

	Japan 17.2%
¤	Bridgestone Corp. (Auto Components)	1,373,400	31,316,836
	JFE Holdings, Inc. (Metals & Mining)	695,250	12,405,405
	KOMATSU, Ltd. (Machinery)	901,750	25,424,570
	Mitsubishi Corp. (Trading Companies & Distributors)	1,062,900	24,250,631
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	528,050	26,395,572
	Nissan Motor Co., Ltd. (Automobiles)	2,908,250	27,434,161
	Tokio Marine Holdings, Inc. (Insurance)	943,100	23,620,807
			170,847,982

	Malaysia 1.2%
	Genting Berhad (Hotels, Restaurants & Leisure)	3,203,650	11,710,910

	Netherlands 3.2%
¤	Akzo Nobel N.V. (Chemicals)	612,398	31,857,638

	Norway 3.0%
	DnB NOR ASA (Commercial Banks)	2,837,700	29,939,259

	Portugal 0.7%
	Energias de Portugal S.A. (Electric Utilities)	2,426,800	7,082,030

	Republic of Korea 2.2%
	Samsung Electronics Co., Ltd., GDR (Semiconductors & Semiconductor Equipment) (c)	44,697	22,013,272

	Singapore 2.1%
	DBS Group Holdings, Ltd. (Commercial Banks)	1,941,900	20,918,826

	Spain 3.2%
¤	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks)	3,604,200	31,464,389

	Switzerland 9.1%
¤	ABB, Ltd. (Electrical Equipment) (b)	1,630,300	34,040,593
	Holcim, Ltd. (Construction Materials) (b)	396,150	22,572,588
¤	Novartis A.G. (Pharmaceuticals)	613,350	33,182,868
			89,796,049

	United Kingdom 13.8%
	Genting Singapore PLC (Hotels, Restaurants & Leisure) (b)	8,447,500	10,946,794
	Rio Tinto PLC (Metals & Mining)	449,050	26,924,687
¤	Standard Chartered PLC (Commercial Banks)	1,443,181	34,885,702
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services) (a)	1,642,400	44,492,616
	WPP PLC (Media)	1,700,000	19,970,911
			137,220,710
	Total Common Stocks (Cost $893,366,716)		949,579,983

		Principal Amount	Value
	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	United States 3.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $31,313,514 (Collateralized by a Federal National Mortgage Association security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $31,740,000 and a Market Value of $31,943,073) (Capital Markets)	$31,313,505	31,313,505

	Total Short-Term Investment (Cost $31,313,505)		31,313,505

	Total Investments (Cost $924,680,221) (d)	98.9%	980,893,488
	Other Assets, Less Liabilities	1.1	10,553,934
	Net Assets	100.0%	$991,447,422

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	GDR - Global Depositary Receipt.
(d)	At January 31, 2012, cost is $934,529,039 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$82,155,382
Gross unrealized depreciation	(35,790,933)
Net unrealized appreciation	$46,364,449

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$949,579,983	$—	$—	$949,579,983
Short-Term Investment
Repurchase Agreement	—	31,313,505	—	31,313,505
Total Investments in Securities	$949,579,983	$31,313,505	$—	$980,893,488

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2012, foreign securities with a total value of $725,919,983 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost			Value
Euro	EUR	185	USD	242		USD	241
Japanese Yen (a)	JPY	(2)		(0)	(b)		(0	)(b)
Total			USD	242		USD	241

(a)	Currency was overdrawn as of January 31, 2012.
(b)	Less than one dollar.

MainStay ICAP Select Equity Fund

Portfolio of Investments January 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Aerospace & Defense 4.4%
¤	Honeywell International, Inc.	2,798,476	$162,423,547

	Auto Components 3.6%
	Johnson Controls, Inc.	4,165,040	132,323,321

	Capital Markets 1.6%
	BlackRock, Inc.	329,200	59,914,400

	Chemicals 2.2%
	Monsanto Co.	976,000	80,080,800

	Commercial Banks 5.9%
	BB&T Corp.	3,360,550	91,373,355
	Wells Fargo & Co.	4,440,778	129,715,125
			221,088,480
	Communications Equipment 4.7%
¤	Cisco Systems, Inc.	8,912,000	174,942,560

	Consumer Finance 2.8%
	Capital One Financial Corp.	2,308,050	105,593,287

	Diversified Financial Services 7.7%
	Citigroup, Inc.	3,454,650	106,126,848
¤	JPMorgan Chase & Co.	4,832,600	180,255,980
			286,382,828
	Food Products 1.9%
	Archer-Daniels-Midland Co.	2,504,700	71,709,561

	Health Care Equipment & Supplies 2.1%
	Covidien PLC	1,517,690	78,161,035

	Hotels, Restaurants & Leisure 1.4%
	Las Vegas Sands Corp. (a)	1,038,400	50,995,824

	Household Products 4.7%
¤	Procter & Gamble Co. (The)	2,761,450	174,081,808

	Industrial Conglomerates 2.5%
	General Electric Co.	4,927,350	92,190,719

	Insurance 3.3%
	MetLife, Inc.	3,514,600	124,170,818

	Machinery 1.5%
	Cummins, Inc.	536,500	55,796,000

	Media 8.3%
¤	Time Warner, Inc.	4,963,800	183,958,428
	Viacom, Inc. Class B	2,687,302	126,410,686
			310,369,114
	Oil, Gas & Consumable Fuels 9.7%
¤	ExxonMobil Corp.	1,888,550	158,147,177
	Marathon Petroleum Corp.	806,864	30,838,342
	Occidental Petroleum Corp.	1,247,371	124,450,205
	Southwestern Energy Co. (a)	1,533,550	47,754,747
			361,190,471
	Pharmaceuticals 11.2%
	Merck & Co., Inc.	2,728,930	104,408,862
¤	Pfizer, Inc.	10,960,310	234,550,634
	Sanofi, Sponsored ADR (b)	2,036,850	75,628,240
			414,587,736
	Semiconductors & Semiconductor Equipment 6.2%
	Applied Materials, Inc.	6,601,300	81,063,964
¤	Texas Instruments, Inc.	4,592,920	148,718,750
			229,782,714
	Software 6.6%
¤	Microsoft Corp.	8,305,725	245,268,059

	Wireless Telecommunication Services 4.2%
¤	Vodafone Group PLC, Sponsored ADR (b)	5,716,950	154,872,176

	Total Common Stocks (Cost $3,089,681,642)		3,585,925,258

		Principal Amount	Value
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $86,672,427 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 8/15/13 with a Principal Amount of $87,375,000 and a Market Value of $88,409,782)	$86,672,403	86,672,403

	Total Short-Term Investment (Cost $86,672,403)		86,672,403

	Total Investments (Cost $3,176,354,045) (c)	98.8%	3,672,597,661
	Other Assets, Less Liabilities	1.2	44,355,259
	Net Assets	100.0%	$3,716,952,920

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2012, cost is $3,215,419,203 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$559,279,829
Gross unrealized depreciation	(102,101,371)
Net unrealized appreciation	$457,178,458

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,585,925,258	$—	$—	$3,585,925,258
Short-Term Investment
Repurchase Agreement	—	86,672,403	—	86,672,403
Total Investments in Securities	$3,585,925,258	$86,672,403	$—	$3,672,597,661

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Indexed Bond Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 99.2%†
	Asset-Backed Securities 0.4%
	Automobile 0.2%
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	$1,000,000	$1,003,719

	Home Equity 0.1%
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	195,109	196,000
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33	116,886	116,984
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	87,037
			400,021
	Student Loans 0.1%
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 5.332%, due 3/25/47 (a)	500,000	260,875

	Total Asset-Backed Securities (Cost $1,901,135)		1,664,615

	Corporate Bonds 17.5%
	Aerospace & Defense 0.3%
	Boeing Co. (The) 6.125%, due 2/15/33	250,000	321,718
	Goodrich Corp. 7.00%, due 4/15/38	50,000	68,539
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	107,167
	Lockheed Martin Corp. 4.25%, due 11/15/19	250,000	271,467
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	113,280
	United Technologies Corp.
	4.50%, due 4/15/20	250,000	288,780
	6.125%, due 2/1/19	125,000	155,692
			1,326,643
	Agriculture 0.2%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42 (b)	216,000	229,833
	Bunge, Ltd. Finance Corp. 5.35%, due 4/15/14	100,000	105,643
	Philip Morris International, Inc. 5.65%, due 5/16/18	325,000	394,071
			729,547
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	54,230	58,568
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	80,438
			139,006
	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	63,335

	Auto Manufacturers 0.1%
	DaimlerChrysler N.A. Holding Corp. 8.50%, due 1/18/31	150,000	213,591

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	56,288
	6.00%, due 1/15/36	50,000	58,013
			114,301
	Banks 3.4%
	Bank of America Corp.
	3.625%, due 3/17/16	600,000	587,912
	4.75%, due 8/1/15	250,000	255,665
	5.25%, due 12/1/15	200,000	199,656
	5.42%, due 3/15/17	1,100,000	1,078,742
	Bank of New York Mellon Corp. (The) 2.95%, due 6/18/15	250,000	262,576
	BB&T Corp. 3.375%, due 9/25/13	650,000	674,038
	Citigroup, Inc.
	4.70%, due 5/29/15	300,000	315,049
	4.875%, due 5/7/15	350,000	356,275
	5.50%, due 10/15/14	750,000	806,956
	5.875%, due 2/22/33	450,000	423,360
	6.125%, due 11/21/17	500,000	550,107
	Fifth Third Bank 4.75%, due 2/1/15	250,000	262,089
	Goldman Sachs Group, Inc. (The)
	5.35%, due 1/15/16	350,000	370,889
	5.95%, due 1/18/18	1,000,000	1,075,511
	6.00%, due 6/15/20	500,000	528,419
	6.25%, due 9/1/17	350,000	384,223
	HSBC Bank USA N.A. 4.625%, due 4/1/14	925,000	960,742
	JPMorgan Chase & Co. 4.40%, due 7/22/20	1,000,000	1,034,736
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	871,713
	KeyBank N.A. 5.80%, due 7/1/14	375,000	406,350
	Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	161,489
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	103,995
	Morgan Stanley
	5.50%, due 7/24/20	1,100,000	1,085,790
	6.25%, due 8/28/17	310,000	322,499
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	103,407
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	190,539
	PNC Funding Corp.
	3.625%, due 2/8/15	150,000	159,871
	5.125%, due 2/8/20	100,000	114,930
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	111,605
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	15,393
	U.S. Bancorp 2.875%, due 11/20/14	300,000	314,889
	U.S. Bank N.A. 4.80%, due 4/15/15	100,000	110,080
	UBS A.G. 7.75%, due 9/1/26	100,000	114,581
	Wachovia Bank N.A
	4.875%, due 2/1/15	575,000	614,885
	5.60%, due 3/15/16	200,000	218,119
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	107,442
	5.50%, due 8/1/35	125,000	125,000
	Wells Fargo & Co. 4.60%, due 4/1/21	250,000	274,591
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	162,217
			15,816,330
	Beverages 0.3%
	Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	250,000	342,537
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	293,850
	Fortune Brands, Inc. 5.375%, due 1/15/16	18,000	19,963
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	83,400
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	591,630
			1,331,380
	Biotechnology 0.2%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	153,911
	4.85%, due 11/18/14	100,000	110,080
	5.85%, due 6/1/17	150,000	176,462
	6.40%, due 2/1/39	100,000	120,448
	Genentech, Inc. 4.75%, due 7/15/15	100,000	112,113
			673,014
	Building Materials 0.0%‡
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	100,957
	6.00%, due 9/30/16	100,000	109,257
			210,214
	Chemicals 0.3%
	Air Products & Chemicals, Inc. 4.15%, due 2/1/13	100,000	103,730
	Dow Chemical Co. (The) 2.50%, due 2/15/16	250,000	255,200
	E.I. du Pont de Nemours & Co.
	3.625%, due 1/15/21	50,000	55,186
	4.625%, due 1/15/20	200,000	235,291
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	52,812
	Lubrizol Corp. 5.50%, due 10/1/14	100,000	111,261
	PPG Industries, Inc. 5.75%, due 3/15/13	100,000	105,078
	Praxair, Inc. 3.95%, due 6/1/13	200,000	208,822
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	133,481
	Valspar Corp. 5.625%, due 5/1/12	250,000	252,604
			1,513,465
	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	19,000	17,955
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	150,984
			168,939
	Computers 0.4%
	Dell, Inc. 4.70%, due 4/15/13	175,000	182,769
	Electronic Data Systems Corp. Series B 6.00%, due 8/1/13	100,000	106,673
	Hewlett-Packard Co.
	1.55%, due 5/30/14	750,000	748,989
	2.20%, due 12/1/15	150,000	150,833
	International Business Machines Corp.
	5.70%, due 9/14/17	400,000	488,649
	5.875%, due 11/29/32	100,000	129,493
	6.50%, due 1/15/28	100,000	132,642
	7.50%, due 6/15/13	100,000	109,349
			2,049,397
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	107,934
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	125,000	149,266
	5.55%, due 3/5/37	100,000	131,835
			389,035
	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	2.10%, due 1/7/14	100,000	101,808
	5.875%, due 1/14/38	525,000	574,349
	Series A 6.75%, due 3/15/32	650,000	778,367
	Toyota Motor Credit Corp. 2.80%, due 1/11/16	200,000	209,821
			1,664,345
	Electric 1.6%
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	104,908
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	110,124
	CenterPoint Energy Houston Electric LLC
	5.70%, due 3/15/13	75,000	78,629
	Series K2 6.95%, due 3/15/33	100,000	136,354
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	180,603
	Consolidated Edison Co. of New York, Inc. 6.30%, due 8/15/37	225,000	302,459
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	135,747
	Consumers Energy Co. Series B 5.375%, due 4/15/13	300,000	316,656
	Detroit Edison Co. (The) 6.40%, due 10/1/13	275,000	298,591
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	150,000	183,847
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	263,033
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	78,104
	FirstEnergy Corp. Series C 7.375%, due 11/15/31	200,000	257,431
	Florida Power & Light Co.
	5.55%, due 11/1/17	100,000	121,833
	5.95%, due 10/1/33	100,000	127,901
	Florida Power Corp. 6.35%, due 9/15/37	150,000	201,455
	Georgia Power Co. 4.75%, due 9/1/40	150,000	167,405
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	44,405
	Kentucky Utilities Co. 1.625%, due 11/1/15	100,000	101,558
	Nevada Power Co.
	6.50%, due 4/15/12	50,000	50,540
	6.50%, due 8/1/18	150,000	182,639
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	306,203
	NiSource Finance Corp. 6.15%, due 3/1/13	80,000	84,290
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	193,509
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	128,625
	Pacific Gas & Electric Co. 5.625%, due 11/30/17	500,000	598,843
	PacifiCorp 6.25%, due 10/15/37	300,000	397,234
	Peco Energy Co. 5.95%, due 10/1/36	100,000	130,200
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	202,977
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	108,050
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	143,867
	PSE&G Power LLC
	5.125%, due 4/15/20	80,000	90,080
	8.625%, due 4/15/31	50,000	73,322
	PSI Energy, Inc. 5.00%, due 9/15/13	100,000	105,619
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	50,000	58,934
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	131,803
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	216,348
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	127,943
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	192,670
	Union Electric Co.
	4.65%, due 10/1/13	100,000	105,369
	5.40%, due 2/1/16	100,000	112,945
	Virginia Electric and Power Co.
	6.00%, due 1/15/36	100,000	130,264
	6.00%, due 5/15/37	125,000	163,100
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	197,927
			7,444,344
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	200,000	223,195

	Electronics 0.1%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	126,592
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	100,000	107,270
			233,862
	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	300,000	339,212
	Waste Management, Inc.
	5.00%, due 3/15/14	50,000	53,797
	7.125%, due 12/15/17	100,000	120,772
	7.75%, due 5/15/32	75,000	105,560
			619,341
	Finance - Consumer Loans 0.3%
	American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	277,813
	HSBC Finance Corp. 6.676%, due 1/15/21	951,000	988,044
	SLM Corp. 5.625%, due 8/1/33	250,000	202,299
			1,468,156
	Finance - Credit Card 0.3%
	American Express Co.
	5.50%, due 9/12/16	75,000	84,871
	6.15%, due 8/28/17	525,000	615,073
	Capital One Bank USA N.A. 8.80%, due 7/15/19	500,000	604,691
	Capital One Financial Corp. 5.25%, due 2/21/17	100,000	108,318
			1,412,953
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos., Inc. (The) 7.25%, due 2/1/18	400,000	478,305
	Credit Suisse First Boston USA, Inc. 4.875%, due 1/15/15	875,000	924,831
	Merrill Lynch & Co., Inc.
	5.70%, due 5/2/17	100,000	98,828
	6.40%, due 8/28/17	400,000	422,915
			1,924,879
	Finance - Other Services 0.1%
	Mellon Funding Corp. 5.00%, due 12/1/14	250,000	272,033
	National Rural Utilities Cooperative Finance Corp.
	5.45%, due 2/1/18	150,000	176,216
	8.00%, due 3/1/32	75,000	106,194
			554,443
	Food 0.5%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	116,699
	Corn Products International, Inc. 4.625%, due 11/1/20	50,000	53,295
	General Mills, Inc. 5.70%, due 2/15/17	250,000	295,249
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	118,331
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	101,321
	Kraft Foods, Inc.
	5.375%, due 2/10/20	250,000	291,963
	6.125%, due 2/1/18	250,000	298,608
	6.50%, due 8/11/17	225,000	271,396
	Kroger Co. (The)
	5.50%, due 2/1/13	250,000	260,801
	6.40%, due 8/15/17	175,000	210,454
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	107,092
	6.35%, due 8/15/17	100,000	113,894
	Sysco Corp. 5.375%, due 9/21/35	100,000	123,343
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	134,155
			2,496,601
	Forest Products & Paper 0.1%
	International Paper Co.
	5.25%, due 4/1/16	100,000	109,882
	5.30%, due 4/1/15	250,000	271,768
			381,650
	Gas 0.0%‡
	AGL Capital Corp. 4.45%, due 4/15/13	100,000	103,203

	Hand & Machine Tools 0.0%‡
	Black & Decker Corp. 4.75%, due 11/1/14	50,000	54,638

	Health Care - Products 0.3%
	Baxter International, Inc.
	4.625%, due 3/15/15	50,000	55,237
	5.90%, due 9/1/16	100,000	119,586
	Becton Dickinson and Co. 3.125%, due 11/8/21	100,000	104,025
	CareFusion Corp. 5.125%, due 8/1/14	100,000	108,154
	Johnson & Johnson
	5.15%, due 7/15/18	250,000	304,849
	6.95%, due 9/1/29	100,000	140,278
	Medtronic, Inc.
	4.45%, due 3/15/20	100,000	114,053
	Series B 4.75%, due 9/15/15	50,000	56,362
	St. Jude Medical, Inc. 3.75%, due 7/15/14	150,000	158,917
			1,161,461
	Health Care - Services 0.3%
	Aetna, Inc. 6.00%, due 6/15/16	175,000	203,878
	CIGNA Corp. 5.125%, due 6/15/20	150,000	162,736
	Laboratory Corp. of America Holdings 4.625%, due 11/15/20	100,000	106,846
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	109,495
	UnitedHealth Group, Inc.
	5.375%, due 3/15/16	100,000	115,798
	6.00%, due 6/15/17	330,000	395,154
	WellPoint, Inc. 5.95%, due 12/15/34	250,000	297,023
			1,390,930
	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	51,180
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	52,904
			104,084
	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	127,890

	Housewares 0.0%‡
	Newell Rubbermaid, Inc. 6.75%, due 3/15/12	50,000	50,321

	Insurance 1.0%
	ACE INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	103,309
	5.70%, due 2/15/17	60,000	70,356
	5.875%, due 6/15/14	105,000	115,516
	Aegon Funding Corp. 5.75%, due 12/15/20	100,000	105,649
	Allstate Corp. (The) 5.00%, due 8/15/14	425,000	463,292
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	312,808
	6.25%, due 5/1/36	200,000	197,275
	Assurant, Inc. 5.625%, due 2/15/14	100,000	104,497
	Berkshire Hathaway Finance Corp. 5.00%, due 8/15/13	250,000	267,046
	Chubb Corp.
	5.20%, due 4/1/13	100,000	104,396
	5.75%, due 5/15/18	100,000	120,847
	Genworth Financial, Inc.
	Class A 4.95%, due 10/1/15	75,000	75,851
	5.75%, due 6/15/14	50,000	51,659
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	155,941
	Lincoln National Corp.
	4.75%, due 2/15/14	150,000	156,835
	4.85%, due 6/24/21	25,000	26,143
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	107,456
	MetLife, Inc.
	4.75%, due 2/8/21	300,000	332,344
	5.70%, due 6/15/35	100,000	116,276
	Metropolitan Life Global Funding I
	3.125%, due 1/11/16 (b)	100,000	103,047
	5.125%, due 6/10/14 (b)	220,000	239,064
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	25,928
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	107,231
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	60,144
	Protective Life Corp. 4.875%, due 11/1/14	100,000	107,169
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	250,000	271,307
	5.70%, due 12/14/36	200,000	209,266
	St. Paul Travelers Cos., Inc. (The)
	5.50%, due 12/1/15	100,000	113,711
	6.75%, due 6/20/36	75,000	99,688
	Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	104,180
			4,428,231
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	50,894

	Iron & Steel 0.0%‡
	Nucor Corp. 4.125%, due 9/15/22	50,000	55,301

	Lodging 0.0%‡
	Marriott International, Inc. 5.625%, due 2/15/13	50,000	52,034
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	50,000	55,479
			107,513
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 6.05%, due 8/15/36	200,000	265,217

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	114,918
	7.125%, due 3/3/31	125,000	175,537
			290,455
	Media 1.0%
	Comcast Corp.
	4.95%, due 6/15/16	100,000	112,761
	5.65%, due 6/15/35	200,000	223,411
	6.45%, due 3/15/37	250,000	306,452
	Cox Communications, Inc. 5.45%, due 12/15/14	100,000	111,223
	DIRECTV Holdings LLC 5.20%, due 3/15/20	250,000	276,186
	Discovery Communications LLC
	3.70%, due 6/1/15	100,000	106,282
	6.35%, due 6/1/40	105,000	130,813
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	301,175
	NBC Universal Media LLC 5.15%, due 4/30/20	500,000	572,691
	News America, Inc.
	5.30%, due 12/15/14	300,000	333,672
	6.40%, due 12/15/35	175,000	200,106
	7.25%, due 5/18/18	100,000	123,029
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	350,000	391,146
	6.55%, due 5/1/37	275,000	315,777
	6.75%, due 7/1/18	250,000	302,823
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	491,121
	Viacom, Inc.
	5.625%, due 8/15/12	18,000	18,432
	6.875%, due 4/30/36	250,000	327,715
			4,644,815
	Mining 0.1%
	Alcoa, Inc.
	5.72%, due 2/23/19	187,000	199,794
	5.95%, due 2/1/37	100,000	101,568
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	171,071
	Vulcan Materials Co. 6.30%, due 6/15/13	150,000	153,465
			625,898
	Miscellaneous - Manufacturing 0.2%
	3M Co. 5.70%, due 3/15/37	150,000	199,978
	Cooper Industries, Inc. 5.25%, due 11/15/12	50,000	51,818
	Cooper U.S., Inc. 2.375%, due 1/15/16	125,000	128,302
	Danaher Corp.
	3.90%, due 6/23/21	50,000	56,061
	5.625%, due 1/15/18	100,000	120,170
	Dover Corp. 5.45%, due 3/15/18	100,000	118,433
	General Electric Co. 5.25%, due 12/6/17	150,000	175,296
			850,058
	Office Equipment/Supplies 0.1%
	Pitney Bowes, Inc. 5.75%, due 9/15/17	100,000	107,881
	Xerox Corp.
	6.35%, due 5/15/18	100,000	115,086
	6.40%, due 3/15/16	160,000	181,171
			404,138
	Oil & Gas 0.7%
	Amerada Hess Corp. 7.30%, due 8/15/31	100,000	132,530
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	325,000	373,118
	6.45%, due 9/15/36	150,000	179,152
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	136,996
	Chevron Corp. 4.95%, due 3/3/19	250,000	300,784
	ConocoPhillips 5.90%, due 10/15/32	250,000	313,977
	Devon Energy Corp.
	5.625%, due 1/15/14	100,000	109,380
	7.95%, due 4/15/32	50,000	72,215
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	219,645
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	123,978
	Marathon Petroleum Corp. 3.50%, due 3/1/16	50,000	51,513
	Occidental Petroleum Corp. 4.125%, due 6/1/16	250,000	282,315
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	425,000	477,062
	Valero Energy Corp.
	4.50%, due 2/1/15	175,000	188,194
	6.625%, due 6/15/37	100,000	109,328
	7.50%, due 4/15/32	100,000	115,735
	XTO Energy, Inc. 4.90%, due 2/1/14	75,000	81,278
			3,267,200
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	239,673
	Halliburton Co. 6.15%, due 9/15/19	250,000	306,042
	Weatherford International, Inc. 6.35%, due 6/15/17	225,000	256,813
			802,528
	Pharmaceuticals 0.7%
	Abbott Laboratories
	5.875%, due 5/15/16	100,000	118,535
	6.15%, due 11/30/37	225,000	297,174
	Allergan, Inc. 5.75%, due 4/1/16	50,000	58,011
	Aristotle Holding, Inc. 2.75%, due 11/21/14 (b)	250,000	255,290
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	96,141
	7.15%, due 6/15/23	50,000	70,129
	Cardinal Health, Inc.
	4.00%, due 6/15/15	150,000	161,506
	5.50%, due 6/15/13	50,000	52,856
	Eli Lilly & Co.
	4.50%, due 3/15/18	100,000	114,479
	7.125%, due 6/1/25	100,000	139,595
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	168,993
	McKesson Corp. 5.70%, due 3/1/17	50,000	58,913
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14	250,000	261,203
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	203,466
	Merck & Co., Inc.
	4.75%, due 3/1/15	100,000	111,574
	5.00%, due 6/30/19	250,000	302,855
	Pfizer, Inc. 6.20%, due 3/15/19	150,000	188,713
	Schering-Plough Corp. 6.50%, due 12/1/33	100,000	140,362
	Wyeth
	5.50%, due 3/15/13	100,000	105,365
	6.00%, due 2/15/36	200,000	259,189
	6.45%, due 2/1/24	100,000	132,704
			3,297,053
	Pipelines 0.5%
	Energy Transfer Partners, L.P.
	5.95%, due 2/1/15	130,000	141,056
	6.70%, due 7/1/18	100,000	113,913
	Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	244,335
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13	150,000	158,687
	5.80%, due 3/15/35	250,000	258,398
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	231,817
	Plains All American Pipeline, L.P./PAA Finance Corp. 6.65%, due 1/15/37	65,000	77,984
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	58,034
	6.75%, due 2/15/32	125,000	146,178
	Tennessee Gas Pipeline Co. 7.50%, due 4/1/17	300,000	358,366
	Williams Cos., Inc. 8.75%, due 3/15/32	114,000	150,653
	Williams Partners, L.P. 3.80%, due 2/15/15	300,000	317,196
			2,256,617
	Real Estate 0.1%
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	54,711
	5.375%, due 8/1/16	50,000	55,623
	Regency Centers, L.P. 5.25%, due 8/1/15	100,000	107,936
			218,270
	Real Estate Investment Trusts 0.3%
	AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	103,670
	Boston Properties, Inc. 6.25%, due 1/15/13	24,000	25,045
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	52,643
	Camden Property Trust 5.00%, due 6/15/15	100,000	107,358
	Hospitality Properties Trust 5.125%, due 2/15/15	50,000	51,292
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	55,022
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	106,579
	ProLogis, L.P. 6.625%, due 5/15/18	50,000	56,299
	Simon Property Group, L.P. 5.25%, due 12/1/16	450,000	510,514
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	109,022
			1,177,444
	Retail 0.7%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	120,115
	CVS Caremark Corp.
	4.75%, due 5/18/20	150,000	170,624
	4.875%, due 9/15/14	50,000	54,897
	6.25%, due 6/1/27	175,000	215,144
	Home Depot, Inc.
	5.40%, due 3/1/16	200,000	233,407
	5.875%, due 12/16/36	250,000	311,540
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	132,306
	6.875%, due 2/15/28	100,000	128,119
	McDonald's Corp. 5.80%, due 10/15/17	310,000	382,155
	Target Corp. 6.50%, due 10/15/37	150,000	201,302
	Wal-Mart Stores, Inc.
	1.50%, due 10/25/15	250,000	256,898
	5.00%, due 10/25/40	225,000	260,661
	5.375%, due 4/5/17	350,000	417,997
	6.50%, due 8/15/37	175,000	240,748
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	153,756
			3,279,669
	Software 0.3%
	Microsoft Corp.
	3.00%, due 10/1/20	200,000	214,939
	4.20%, due 6/1/19	250,000	289,080
	Oracle Corp.
	5.00%, due 7/8/19	250,000	296,534
	5.25%, due 1/15/16	650,000	752,593
			1,553,146
	Telecommunications 1.0%
	AT&T, Inc.
	5.10%, due 9/15/14	700,000	774,529
	6.15%, due 9/15/34	250,000	295,475
	6.30%, due 1/15/38	300,000	365,851
	BellSouth Corp.
	6.00%, due 11/15/34	100,000	111,891
	6.875%, due 10/15/31	250,000	311,548
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	289,554
	5.50%, due 2/22/16	425,000	499,272
	Embarq Corp. 7.995%, due 6/1/36	200,000	214,249
	Harris Corp. 5.00%, due 10/1/15	50,000	54,532
	Motorola, Inc. 7.50%, due 5/15/25	100,000	117,584
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	147,201
	Qwest Corp. 6.75%, due 12/1/21	100,000	110,936
	Verizon Communications, Inc.
	1.25%, due 11/3/14	500,000	504,755
	5.85%, due 9/15/35	300,000	354,620
	6.40%, due 2/15/38	175,000	221,265
	Verizon Global Funding Corp. 7.75%, due 12/1/30	100,000	140,489
			4,513,751
	Textiles 0.0%‡
	Cintas Corp. 6.00%, due 6/1/12	100,000	101,600

	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	4.70%, due 10/1/19	200,000	229,687
	5.75%, due 5/1/40	300,000	367,332
	6.15%, due 5/1/37	175,000	222,017
	6.20%, due 8/15/36	50,000	62,896
	CSX Corp. 5.60%, due 5/1/17	100,000	115,352
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	147,134
	FedEx Corp. 8.00%, due 1/15/19	50,000	66,041
	Norfolk Southern Corp.
	4.837%, due 10/1/41 (b)	128,000	137,429
	7.25%, due 2/15/31	83,000	115,138
	Union Pacific Corp. 4.163%, due 7/15/22	209,000	229,186
	United Parcel Service, Inc.
	5.50%, due 1/15/18	100,000	121,663
	6.20%, due 1/15/38	200,000	275,059
			2,088,934
	Trucking & Leasing 0.0%‡
	TTX Co. 5.00%, due 4/1/12 (b)	100,000	100,451

	Water 0.0%‡
	American Water Capital Corp. 6.085%, due 10/15/17	100,000	117,993

	Total Corporate Bonds (Cost $72,797,829)		80,651,669

	Foreign Government Bonds 2.0%
	Foreign Governments 2.0%
	Export Development Canada 3.125%, due 4/24/14	250,000	264,683
¤	Federal Republic of Brazil 6.00%, due 1/17/17	2,200,000	2,601,500
	Mexico Government International Bond 5.125%, due 1/15/20	1,500,000	1,704,000
	Poland Government International Bond 5.125%, due 4/21/21	200,000	205,750
	Province of British Columbia Canada 4.30%, due 5/30/13	250,000	262,315
	Province of Manitoba Canada 2.125%, due 4/22/13	250,000	254,720
	Province of Nova Scotia 2.375%, due 7/21/15	100,000	104,824
	Province of Ontario
	2.95%, due 2/5/15	250,000	263,880
	4.00%, due 10/7/19	225,000	251,858
	4.10%, due 6/16/14	350,000	375,691
	4.95%, due 11/28/16	300,000	346,224
	Province of Quebec
	5.125%, due 11/14/16	285,000	332,539
	Series NJ 7.50%, due 7/15/23	302,000	429,104
	Republic of Chile 5.50%, due 1/15/13	100,000	104,150
	Republic of Italy 6.875%, due 9/27/23	750,000	762,150
	Republic of Korea 5.75%, due 4/16/14	500,000	541,670
	Republic of Poland 5.25%, due 1/15/14	100,000	105,250
	Republic of South Africa 7.375%, due 4/25/12	100,000	101,250
	United Mexican States 5.625%, due 1/15/17	400,000	460,600

	Total Foreign Government Bonds (Cost $8,770,308)		9,472,158

	Medium Term Note 0.1%
	Banks 0.1%
	Credit Suisse 4.375%, due 8/5/20	300,000	305,571

	Total Medium Term Note (Cost $306,765)		305,571

	Mortgage-Backed Securities 2.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.2%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	1,286,000	1,305,662
	Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,350,000	1,426,511
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (c)	1,000,000	1,088,093
	Series 2006-GG7, Class A4 6.079%, due 7/10/38 (c)	1,000,000	1,133,626
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (c)	474,881	500,028
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,379,639
¤	Morgan Stanley Capital I
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42 (d)	1,495,089	1,557,022
	Series 2006-IQ11, Class A4 5.895%, due 10/15/42 (c)	1,400,000	1,574,349

	Total Mortgage-Backed Securities (Cost $6,850,373)		9,964,930

	Municipal Bonds 0.6%
	Arizona 0.3%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,165,780

	Connecticut 0.1%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	578,260

	Kansas 0.2%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,104,860

	Total Municipal Bonds (Cost $2,523,072)		2,848,900

	U.S. Government & Federal Agencies 71.3%
¤	Federal Home Loan Bank 0.7%
	3.625%, due 10/18/13	3,000,000	3,166,365

¤	Federal Home Loan Mortgage Corporation 1.9%
	3.75%, due 3/27/19	1,100,000	1,263,050
	4.50%, due 1/15/15	2,000,000	2,228,942
	4.75%, due 1/19/16	2,000,000	2,310,602
	5.125%, due 10/18/16	2,430,000	2,885,085
			8,687,679
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.3%
	3.50%, due 4/1/26	944,987	993,214
	3.50%, due 5/1/26	455,847	479,111
	3.50%, due 4/1/41	333,138	345,813
	3.50%, due 6/1/41 TBA (e)	500,000	517,031
	4.00%, due 7/1/23	876,278	928,911
	4.00%, due 6/1/24	574,533	608,324
	4.00%, due 4/1/26	438,150	464,467
	4.00%, due 2/1/31	484,554	515,028
	4.00%, due 7/1/39	1,810,271	1,911,391
	4.00%, due 3/1/40 TBA (e)	2,000,000	2,103,438
	4.50%, due 4/1/20	832,726	891,215
	4.50%, due 10/1/24	391,832	417,210
	4.50%, due 5/1/25	496,698	528,946
	4.50%, due 7/1/30	467,919	498,311
	4.50%, due 6/1/34	271,263	289,305
	4.50%, due 6/1/35	356,543	380,147
	4.50%, due 8/1/35	390,805	416,676
	4.50%, due 2/1/39	369,937	393,907
	4.50%, due 6/1/39	5,620,499	5,985,557
	4.50%, due 7/1/39	33,517	35,694
	4.50%, due 1/1/40	1,492,305	1,589,232
	5.00%, due 1/1/25	1,185,673	1,275,103
	5.00%, due 8/1/30	406,332	437,497
	5.00%, due 8/1/35	3,162,319	3,412,772
	5.00%, due 6/1/37	2,536,865	2,732,630
	5.00%, due 11/1/37	243,629	262,430
	5.00%, due 3/1/40	575,182	619,388
	5.005%, due 3/1/39 (d)	459,983	489,350
	5.171%, due 4/1/39 (d)	348,748	372,843
	5.50%, due 2/1/18	172,482	186,974
	5.50%, due 1/1/22	282,022	306,775
	5.50%, due 3/1/23	89,633	97,108
	5.50%, due 6/1/23	211,032	228,631
	5.50%, due 11/1/27	357,055	387,844
	5.50%, due 9/1/35	401,499	436,623
	5.50%, due 4/1/37	3,686,205	4,002,916
	5.50%, due 7/1/37	201,895	219,241
	5.50%, due 11/1/37	329,041	357,311
	5.50%, due 8/1/38	473,790	514,349
	6.00%, due 8/1/17	138,886	148,787
	6.00%, due 6/1/21	67,398	72,540
	6.00%, due 9/1/21	111,292	119,782
	6.00%, due 11/1/22	100,067	107,639
	6.00%, due 4/1/36	431,027	474,592
	6.00%, due 8/1/36	200,700	220,986
	6.00%, due 2/1/37	674,479	742,651
	6.00%, due 11/1/37	1,116,509	1,227,266
	6.00%, due 12/1/39	644,081	707,973
	6.155%, due 10/1/36 (d)	513,992	558,469
	6.50%, due 6/1/14	3,752	3,957
	6.50%, due 4/1/17	5,012	5,507
	6.50%, due 5/1/17	20,594	22,706
	6.50%, due 11/1/25	16,315	18,197
	6.50%, due 5/1/26	2,449	2,768
	6.50%, due 3/1/27	7,183	8,183
	6.50%, due 5/1/31	9,511	10,836
	6.50%, due 8/1/31	7,024	8,001
	6.50%, due 1/1/32	57,497	65,788
	6.50%, due 3/1/32	42,484	48,291
	6.50%, due 4/1/32	20,617	23,435
	6.50%, due 7/1/32	28,650	32,566
	6.50%, due 1/1/34	39,345	44,564
	6.50%, due 1/1/37	262,521	295,125
	6.50%, due 9/1/37	554,905	621,743
	7.00%, due 4/1/26	6,197	7,174
	7.00%, due 7/1/26	625	724
	7.00%, due 12/1/27	9,257	10,805
	7.00%, due 1/1/30	4,450	5,193
	7.00%, due 3/1/31	31,921	36,972
	7.00%, due 10/1/31	12,665	14,669
	7.00%, due 3/1/32	50,498	58,487
	7.00%, due 9/1/33	232,601	267,749
	7.00%, due 11/1/36	90,672	103,551
	7.00%, due 12/1/37	222,715	254,219
	7.50%, due 1/1/16	2,912	3,121
	7.50%, due 1/1/26	1,802	2,129
	7.50%, due 2/1/32	30,018	36,117
	8.00%, due 7/1/26	3,235	3,686
			43,029,661
¤	Federal National Mortgage Association 3.0%
	0.60%, due 10/25/13	3,000,000	3,002,409
	1.05%, due 10/22/13	1,000,000	1,010,903
	2.625%, due 11/20/14	2,000,000	2,116,612
	2.75%, due 3/13/14	1,000,000	1,047,322
	3.00%, due 9/16/14	3,000,000	3,196,548
	5.375%, due 6/12/17	2,100,000	2,558,109
	6.21%, due 8/6/38	475,000	684,077
			13,615,980
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.7%
	2.272%, due 12/1/41 (d)	2,154,452	2,222,248
	3.465%, due 8/1/40 (d)	741,401	777,645
	3.50%, due 11/1/25 TBA (e)	3,000,000	3,156,562
	3.50%, due 1/1/41	480,468	499,710
	3.50%, due 2/1/41	491,277	510,952
	3.50%, due 5/1/41 TBA (e)	1,000,000	1,036,094
	4.00%, due 3/1/22	250,813	266,466
	4.00%, due 2/1/25	2,511,226	2,663,239
	4.00%, due 6/1/30	241,573	256,804
	4.00%, due 1/1/31	447,044	475,229
	4.00%, due 4/1/40 TBA (e)	1,800,000	1,897,875
	4.00%, due 7/1/40	886,213	938,192
	4.00%, due 9/1/40	4,599,052	4,866,731
	4.00%, due 1/1/41	1,792,766	1,897,110
	4.00%, due 9/1/41	968,418	1,025,085
	4.50%, due 2/1/23	117,423	125,687
	4.50%, due 3/1/23	100,076	107,119
	4.50%, due 8/1/23	340,539	364,506
	4.50%, due 4/1/24	621,810	665,183
	4.50%, due 3/1/30	596,356	638,055
	4.50%, due 4/1/39	8,342,908	8,926,260
	4.50%, due 5/1/39 TBA (e)	1,000,000	1,066,250
	4.50%, due 11/1/40	446,134	477,329
	4.50%, due 7/1/41	2,343,782	2,507,664
	5.00%, due 3/1/21	21,139	22,863
	5.00%, due 6/1/22	244,285	263,664
	5.00%, due 4/1/23	157,455	169,750
	5.00%, due 7/1/23	235,843	254,258
	5.00%, due 8/1/23	388,322	419,736
	5.00%, due 1/1/24	213,005	229,637
	5.00%, due 11/1/29	393,950	425,704
	5.00%, due 7/1/30	282,809	305,605
	5.00%, due 7/1/35	750,662	811,638
	5.00%, due 2/1/36	1,265,658	1,368,073
	5.00%, due 10/1/36 TBA (e)	2,400,000	2,587,125
	5.00%, due 7/1/37	2,134,666	2,308,065
	5.00%, due 1/1/38	1,740,676	1,881,256
	5.00%, due 7/1/39	973,606	1,052,236
	5.00%, due 9/1/40	255,681	276,290
	5.50%, due 8/1/17	20,742	22,594
	5.50%, due 7/1/22	322,227	350,642
	5.50%, due 11/1/23	102,071	111,072
	5.50%, due 4/1/30	434,729	473,235
	5.50%, due 12/1/34	834,602	910,874
	5.50%, due 5/1/35	234,734	256,039
	5.50%, due 6/1/35	135,112	147,374
	5.50%, due 7/1/35	251,342	274,155
	5.50%, due 8/1/35	109,871	119,843
	5.50%, due 9/1/35	331,039	361,085
	5.50%, due 4/1/36	311,587	339,867
	5.50%, due 1/1/37	361,422	395,242
	5.50%, due 3/1/37	1,190,613	1,296,257
	5.50%, due 4/1/37	141,718	154,292
	5.50%, due 8/1/37	1,670,144	1,822,773
	5.50%, due 3/1/38	2,083,968	2,268,880
	5.50%, due 12/1/38	552,376	602,511
	6.00%, due 6/1/16	19,320	20,764
	6.00%, due 7/1/16	12,908	13,873
	6.00%, due 9/1/16	10,524	11,310
	6.00%, due 9/1/17	6,259	6,735
	6.00%, due 8/1/35 TBA (e)	500,000	549,551
	6.00%, due 7/1/36	550,549	606,459
	6.00%, due 8/1/36	41,155	45,334
	6.00%, due 12/1/36	174,630	192,364
	6.00%, due 4/1/37	480,709	529,526
	6.00%, due 7/1/37	872,744	960,555
	6.00%, due 8/1/37	268,305	295,301
	6.00%, due 12/1/37	564,846	621,678
	6.00%, due 2/1/38	943,390	1,038,310
	6.00%, due 5/1/38	470,655	517,863
	6.50%, due 6/1/15	10,293	10,725
	6.50%, due 2/1/28	5,831	6,698
	6.50%, due 7/1/32	8,185	9,340
	6.50%, due 8/1/32	117,259	133,816
	6.50%, due 8/1/35	184,611	209,294
	6.50%, due 9/1/35	5,849	6,631
	6.50%, due 7/1/36	392,068	442,527
	6.50%, due 8/1/36	125,129	141,233
	6.50%, due 9/1/36	224,465	253,354
	6.50%, due 10/1/36	85,828	97,485
	6.50%, due 11/1/36	131,610	148,548
	6.50%, due 8/1/37	5,736	6,515
	6.50%, due 10/1/37	15,291	17,202
	6.50%, due 11/1/37	109,171	122,812
	6.50%, due 12/1/37	135,737	152,697
	6.50%, due 2/1/38	328,101	369,098
	7.00%, due 9/1/37	57,245	65,267
	7.00%, due 10/1/37	8,018	9,141
	7.00%, due 11/1/37	252,123	287,458
	7.50%, due 7/1/30	9,846	10,919
	7.50%, due 7/1/31	37,223	44,736
	7.50%, due 8/1/31	479	502
	8.00%, due 1/1/25	188	194
	8.00%, due 6/1/25	226	269
	8.00%, due 9/1/25	1,036	1,241
	8.00%, due 9/1/26	6,034	7,236
	8.00%, due 10/1/26	922	1,006
	8.00%, due 11/1/26	1,042	1,248
	8.00%, due 4/1/27	1,972	2,375
	8.00%, due 6/1/27	18,493	20,476
	8.00%, due 12/1/27	4,256	4,312
	8.00%, due 1/1/28	29,845	36,024
			67,680,632
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.1%
	3.50%, due 6/1/41 TBA (e)	500,000	526,250
	4.00%, due 9/15/25	456,131	492,579
	4.00%, due 5/15/39	248,788	268,713
	4.00%, due 8/1/40 TBA (e)	2,000,000	2,156,562
	4.00%, due 9/20/40	461,226	497,838
	4.00%, due 2/1/41 TBA (e)	900,000	969,047
	4.00%, due 2/20/41	949,898	1,025,004
	4.00%, due 3/20/41	473,172	510,585
	4.50%, due 11/15/24	425,696	461,456
	4.50%, due 3/20/39	3,302,543	3,612,513
	4.50%, due 10/20/39	434,807	475,618
	4.50%, due 3/15/40	823,856	900,737
	4.50%, due 5/1/40 TBA (e)	500,000	544,688
	4.50%, due 6/15/40	2,796,143	3,057,077
	4.50%, due 6/20/40	456,697	499,419
	4.50%, due 9/15/40	1,258,429	1,380,977
	4.50%, due 10/20/40	433,253	473,782
	4.50%, due 7/20/41	760,969	831,560
	5.00%, due 4/20/33	151,558	168,477
	5.00%, due 8/15/33	79,640	89,324
	5.00%, due 2/15/36	363,307	402,944
	5.00%, due 6/20/36	15,735	17,448
	5.00%, due 1/15/39	265,859	294,865
	5.00%, due 5/15/39	633,539	702,658
	5.00%, due 5/20/39	209,316	231,189
	5.00%, due 8/15/39	808,075	900,024
	5.00%, due 9/15/39	335,126	371,689
	5.00%, due 9/20/40	3,977,499	4,391,901
	5.50%, due 3/15/33	1,056,459	1,185,370
	5.50%, due 7/15/34	283,883	317,991
	5.50%, due 7/20/34	143,956	160,381
	5.50%, due 9/15/35	338,116	378,423
	5.50%, due 12/20/35	330,310	370,254
	5.50%, due 1/20/39	802,282	895,038
	6.00%, due 3/20/29	36,763	41,628
	6.00%, due 1/15/32	63,444	71,945
	6.00%, due 12/15/32	23,499	26,647
	6.00%, due 3/20/33	193,255	218,490
	6.00%, due 2/15/34	169,559	192,068
	6.00%, due 1/20/35	102,677	116,084
	6.00%, due 6/15/35	105,023	118,899
	6.00%, due 9/15/35	223,923	254,698
	6.00%, due 9/20/40	934,522	1,055,380
	6.50%, due 3/20/31	23,903	27,500
	6.50%, due 1/15/32	33,055	38,640
	6.50%, due 6/15/35	2,172	2,507
	6.50%, due 12/15/35	32,262	37,657
	6.50%, due 1/15/36	153,427	177,195
	6.50%, due 9/15/36	70,846	81,756
	6.50%, due 9/15/37	94,311	108,657
	6.50%, due 10/15/37	117,142	134,613
	6.50%, due 11/15/38	373,558	429,662
	7.00%, due 2/15/26	598	700
	7.00%, due 6/15/29	570	676
	7.00%, due 12/15/29	4,251	4,991
	7.00%, due 5/15/31	2,454	2,927
	7.00%, due 8/15/31	11,666	13,911
	7.00%, due 8/20/31	32,554	38,551
	7.00%, due 8/15/32	50,504	60,108
	7.50%, due 3/15/26	4,597	4,847
	7.50%, due 10/15/26	9,075	9,433
	7.50%, due 11/15/26	1,306	1,374
	7.50%, due 1/15/30	15,004	16,288
	7.50%, due 10/15/30	7,321	8,233
	7.50%, due 3/15/32	26,726	31,351
	8.00%, due 6/15/26	238	285
	8.00%, due 9/15/26	1,590	1,633
	8.00%, due 10/15/26	378	452
	8.00%, due 11/15/26	1,793	1,831
	8.00%, due 5/15/27	133	138
	8.00%, due 7/15/27	925	1,112
	8.00%, due 9/15/27	465	559
	8.00%, due 11/15/30	26,812	32,622
	8.50%, due 7/15/26	1,074	1,308
	8.50%, due 11/15/26	5,975	6,172
			32,935,909
¤	United States Treasury Bonds 5.2%
	3.125%, due 11/15/41	2,400,000	2,487,749
	3.75%, due 8/15/41	1,860,000	2,168,353
	4.25%, due 11/15/40	2,000,000	2,532,188
	4.375%, due 5/15/41	1,300,000	1,680,047
	4.75%, due 2/15/37	1,900,000	2,569,453
	4.75%, due 2/15/41	4,455,000	6,095,692
	5.25%, due 11/15/28	3,500,000	4,824,533
	6.75%, due 8/15/26	1,000,000	1,546,875
			23,904,890
¤	United States Treasury Notes 29.4%
	0.125%, due 8/31/13	9,005,000	8,994,095
	0.125%, due 9/30/13	4,555,000	4,548,773
	0.25%, due 10/31/13	8,300,000	8,305,511
	0.25%, due 1/31/14	8,000,000	8,005,000
	0.25%, due 12/15/14	2,400,000	2,397,187
	0.25%, due 1/15/15	3,000,000	2,995,782
	0.375%, due 7/31/13	2,515,000	2,521,582
	0.375%, due 11/15/14	8,000,000	8,020,000
	0.50%, due 8/15/14	9,405,000	9,460,847
	0.75%, due 8/15/13	7,500,000	7,563,285
	0.875%, due 12/31/16	4,200,000	4,237,078
	0.875%, due 1/31/17	5,500,000	5,544,258
	1.25%, due 9/30/15	4,695,000	4,837,315
	1.375%, due 9/30/18	6,950,000	7,046,105
	1.375%, due 12/31/18	3,100,000	3,131,725
	1.50%, due 6/30/16	1,695,000	1,762,668
	1.50%, due 7/31/16	3,300,000	3,431,485
	1.875%, due 9/30/17	3,000,000	3,160,314
	2.00%, due 11/15/21	8,100,000	8,241,750
	2.125%, due 12/31/15	11,860,000	12,627,200
	2.125%, due 8/15/21	1,490,000	1,538,076
	2.25%, due 7/31/18	2,000,000	2,142,656
	2.625%, due 8/15/20	2,500,000	2,716,405
	2.625%, due 11/15/20	4,236,000	4,594,738
	2.75%, due 2/28/18	1,000,000	1,103,984
	3.375%, due 11/15/19	5,855,000	6,718,613
			135,646,432
	Total U.S. Government & Federal Agencies (Cost $316,451,269)		328,667,548

	Yankee Bonds 5.1% (f)
	Banks 1.3%
	Abbey National Treasury Services PLC 4.00%, due 4/27/16	75,000	72,775
	Bank of Nova Scotia 1.95%, due 1/30/17 (b)	250,000	254,094
	Barclays Bank PLC 5.125%, due 1/8/20	415,000	443,134
	Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	100,000	102,535
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.50%, due 1/11/21	100,000	107,984
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	371,657
	Export-Import Bank of Korea 5.875%, due 1/14/15	350,000	376,442
	Korea Development Bank
	4.375%, due 8/10/15	200,000	207,972
	5.30%, due 1/17/13	125,000	128,440
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	850,000	996,848
	Series G 4.875%, due 1/17/17	1,000,000	1,173,078
	Landwirtschaftliche Rentenbank
	3.125%, due 7/15/15	300,000	319,165
	5.125%, due 2/1/17	375,000	438,680
	Royal Bank of Scotland Group PLC
	5.00%, due 11/12/13	100,000	96,500
	5.05%, due 1/8/15	100,000	93,908
	UBS A.G
	5.875%, due 7/15/16	125,000	132,318
	5.875%, due 12/20/17	200,000	224,013
	Westpac Banking Corp.
	3.00%, due 12/9/15	300,000	307,043
	4.625%, due 6/1/18	50,000	52,863
			5,899,449
	Building Materials 0.0%‡
	Lafarge S.A
	6.50%, due 7/15/16	50,000	51,430
	7.125%, due 7/15/36	50,000	46,904
			98,334
	Chemicals 0.0%‡
	Potash Corp. of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	174,050

	Electric 0.0%‡
	Scottish Power PLC 5.375%, due 3/15/15	100,000	106,865

	Electronics 0.0%‡
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	100,000	129,974

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	250,000	241,249

	Forest Products & Paper 0.0%‡
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	54,360

	Health Care - Products 0.1%
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	180,008

	Insurance 0.0%‡
	AXA S.A. 8.60%, due 12/15/30	105,000	107,959

	Iron & Steel 0.1%
	ArcelorMittal
	5.375%, due 6/1/13	200,000	206,873
	6.125%, due 6/1/18	300,000	312,953
			519,826
	Media 0.1%
	Thomson Reuters Corp.
	5.70%, due 10/1/14	50,000	55,500
	5.85%, due 4/15/40	105,000	121,393
			176,893
	Mining 0.4%
	Barrick Australia Finance Property, Ltd. 5.95%, due 10/15/39	150,000	177,299
	Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	54,612
	Rio Tinto Alcan, Inc.
	5.00%, due 6/1/15	100,000	111,152
	5.75%, due 6/1/35	50,000	58,726
	Rio Tinto Finance USA, Ltd. 1.875%, due 11/2/15	650,000	661,993
	Vale Canada, Ltd. 5.70%, due 10/15/15	100,000	109,208
	Vale Overseas, Ltd. 6.25%, due 1/23/17	600,000	686,138
	Xstrata Canada Corp. 5.50%, due 6/15/17	50,000	55,081
			1,914,209
	Miscellaneous - Manufacturing 0.0%‡
	Ingersoll-Rand Co. 4.75%, due 5/15/15	150,000	163,301

	Multi-National 1.0%
	European Investment Bank
	2.25%, due 3/15/16	1,250,000	1,292,036
	2.75%, due 3/23/15	500,000	523,123
	2.875%, due 9/15/20	500,000	512,658
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	857,022
	International Bank for Reconstruction & Development
	(zero coupon), due 3/11/31	504,000	246,892
	2.125%, due 3/15/16	1,000,000	1,055,652
			4,487,383
	Oil & Gas 0.8%
	Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	110,367
	BP Capital Markets PLC
	4.50%, due 10/1/20	50,000	55,989
	5.25%, due 11/7/13	250,000	269,326
	Canadian Natural Resources, Ltd.
	5.85%, due 2/1/35	105,000	125,009
	6.50%, due 2/15/37	75,000	99,306
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	135,864
	EnCana Corp.
	6.50%, due 8/15/34	85,000	94,490
	6.50%, due 2/1/38	125,000	140,494
	Petro-Canada
	4.00%, due 7/15/13	100,000	103,940
	6.05%, due 5/15/18	225,000	270,864
	Petrobras International Finance Co.
	5.875%, due 3/1/18	475,000	520,978
	7.75%, due 9/15/14	250,000	282,500
	Shell International Finance B.V
	4.30%, due 9/22/19	125,000	145,706
	5.50%, due 3/25/40	200,000	256,807
	Statoil ASA 7.75%, due 6/15/23	125,000	175,122
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	121,199
	6.50%, due 6/15/38	100,000	128,663
	Talisman Energy, Inc.
	5.125%, due 5/15/15	50,000	54,246
	6.25%, due 2/1/38	55,000	63,965
	Total Capital S.A. 2.30%, due 3/15/16	300,000	311,606
	Transocean, Inc.
	6.00%, due 3/15/18	125,000	134,845
	7.375%, due 4/15/18	100,000	113,137
			3,714,423
	Oil & Gas Services 0.0%‡
	Weatherford International, Inc. 4.95%, due 10/15/13	100,000	105,680

	Pharmaceuticals 0.2%
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	137,837
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	537,633
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	105,779
	Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	105,000	111,153
			892,402
	Pipelines 0.1%
	TransCanada Pipelines, Ltd.
	4.875%, due 1/15/15	380,000	418,690
	5.85%, due 3/15/36	100,000	121,243
			539,933
	Sovereign 0.1%
	Svensk Exportkredit AB
	3.25%, due 9/16/14	250,000	262,049
	5.125%, due 3/1/17	200,000	226,692
			488,741
	Telecommunications 0.7%
	America Movil S.A. de C.V. 5.75%, due 1/15/15	675,000	751,612
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	148,661
	Deutsche Telekom International Finance B.V
	5.25%, due 7/22/13	100,000	105,176
	5.75%, due 3/23/16	200,000	225,308
	6.00%, due 7/8/19	250,000	294,080
	France Telecom S.A. 8.50%, due 3/1/31	250,000	352,497
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	282,967
	Telecom Italia Capital S.A
	4.95%, due 9/30/14	150,000	147,000
	6.00%, due 9/30/34	100,000	82,500
	6.375%, due 11/15/33	175,000	149,625
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	103,372
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	228,955
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	160,489
	7.875%, due 2/15/30	100,000	145,177
			3,177,419
	Transportation 0.1%
	Canadian National Railway Co. 6.20%, due 6/1/36	100,000	131,021
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	147,975
			278,996
	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	106,100

	Total Yankee Bonds (Cost $21,538,716)		23,557,554

	Total Long-Term Bonds (Cost $431,139,467)		457,132,945

	Short-Term Investments 3.8%
	Other Commercial Paper 3.4%
	Coca-Cola Co. (The) 0.04%, due 2/16/12 (b)(g)	2,800,000	2,799,953
	Henkel Corp. 0.12%, due 2/13/12 (b)(g)	1,500,000	1,499,940
	Oglethorpe Power Corp. 0.12%, due 2/9/12 (b)(g)	2,000,000	1,999,947
	Southern Co. Funding Corp. 0.15%, due 2/1/12 (b)(g)	7,200,000	7,200,000
	WGL Holdings, Inc. 0.25%, due 2/10/12 (b)(g)	2,000,000	1,999,875

	Total Other Commercial Paper (Cost $15,499,715)		15,499,715

	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $29,549 (Collateralized by a Federal National Mortgage Association security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $30,000 and a Market Value of $30,192)	29,549	29,549

	Total Repurchase Agreement (Cost $29,549)		29,549

	U.S. Government 0.4%
	United States Treasury Bills 0.041%, due 2/9/12	1,690,000	1,689,983

	Total U.S. Government (Cost $1,689,983)		1,689,983

	Total Short-Term Investments (Cost $17,219,247)		17,219,247

	Total Investments (Cost $448,358,714) (h)	103.0%	474,352,192
	Other Assets, Less Liabilities	(3.0)	(13,610,384)
	Net Assets	100.0%	$460,741,808

¤	Among the Fund's 10 largest issuers held, as of January 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of this security at January 31, 2012 is $543,912, which represents 0.1% of the Fund's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2012.
(d)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2012 is $17,110,473, which represents 3.7% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Interest rate presented is yield to maturity.
(h)	At January 31, 2012, cost is $448,422,157 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$26,651,957
Gross unrealized depreciation	(721,922)
Net unrealized appreciation	$25,930,035

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,664,615	$—	$1,664,615
Corporate Bonds	—	80,651,669	—	80,651,669
Foreign Government Bonds	—	9,472,158	—	9,472,158
Medium Term Note	—	305,571	—	305,571
Mortgage-Backed Securities	—	9,964,930	—	9,964,930
Municipal Bonds	—	2,848,900	—	2,848,900
U.S. Government & Federal Agencies	—	328,667,548	—	328,667,548
Yankee Bonds	—	23,557,554	—	23,557,554
Total Long-Term Bonds	—	457,132,945	—	457,132,945
Short-Term Investments
Other Commercial Paper	—	15,499,715	—	15,499,715
Repurchase Agreement	—	29,549	—	29,549
U.S. Government	—	1,689,983	—	1,689,983
Total Short-Term Investments	—	17,219,247	—	17,219,247
Total Investments in Securities	$—	$474,352,192	$—	$474,352,192

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Intermediate Term Bond Fund

Portfolio of Investments ††† January 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.9%†
	Asset-Backed Securities 0.2%
	Diversified Financial Services 0.1%
	Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (a)	$550,000	$551,375

	Home Equity 0.0%‡
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	79,531	79,610

	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	827,330

	Total Asset-Backed Securities (Cost $1,304,260)		1,458,315

	Convertible Bond 0.0%‡
	Holding Company - Diversified 0.0%‡
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (c)	285,000	280,725

	Total Convertible Bond (Cost $270,043)		280,725

	Corporate Bonds 48.0%
	Advertising 0.2%
	Lamar Media Corp. 9.75%, due 4/1/14	1,175,000	1,333,625

	Aerospace & Defense 0.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	589,000	612,560

	Agriculture 1.3%
	Altria Group, Inc. 9.25%, due 8/6/19	470,000	639,864
	Bunge, Ltd. Finance Corp.
	4.10%, due 3/15/16	2,200,000	2,305,092
	5.10%, due 7/15/15	2,000,000	2,132,142
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	877,210
	Philip Morris International, Inc. 4.375%, due 11/15/41	3,175,000	3,285,249
			9,239,557
	Apparel 0.2%
	Unifi, Inc. 11.50%, due 5/15/14	6,000	6,098
	VF Corp. 3.50%, due 9/1/21	1,360,000	1,425,825
			1,431,923
	Auto Manufacturers 0.5%
	Nissan Motor Acceptance Corp. 4.50%, due 1/30/15 (a)	3,240,000	3,411,490

	Banks 4.4%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	7,559,346
	Ally Financial, Inc. 7.50%, due 9/15/20	295,000	316,388
	Bank of America Corp. 5.75%, due 8/15/16	1,400,000	1,396,053
	Citigroup, Inc. 8.50%, due 5/22/19	552,500	675,059
	Discover Bank/Greenwood DE
	7.00%, due 4/15/20	3,550,000	3,888,947
	8.70%, due 11/18/19	2,000,000	2,365,522
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,592,142
	Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	1,000,000	1,075,511
	JPMorgan Chase & Co.
	5.125%, due 9/15/14	2,140,000	2,283,110
	5.15%, due 10/1/15	1,000,000	1,072,256
	KeyBank N.A. 5.80%, due 7/1/14	3,765,000	4,079,750
	Morgan Stanley
	4.75%, due 4/1/14	3,135,000	3,185,072
	5.625%, due 9/23/19	285,000	283,599
	6.00%, due 5/13/14	1,490,000	1,563,472
	6.00%, due 4/28/15	300,000	316,084
			31,652,311
	Beverages 1.8%
	Anheuser-Busch InBev Worldwide, Inc.
	5.375%, due 11/15/14	2,500,000	2,795,857
	7.75%, due 1/15/19	2,000,000	2,628,066
	Constellation Brands, Inc.
	7.25%, due 9/1/16	1,723,000	1,934,068
	8.375%, due 12/15/14	1,061,000	1,198,930
	SABMiller Holdings, Inc. 1.85%, due 1/15/15 (a)	3,980,000	3,991,614
			12,548,535
	Building Materials 0.1%
	Texas Industries, Inc. 9.25%, due 8/15/20	400,000	372,500
	USG Corp. 6.30%, due 11/15/16	630,000	564,638
			937,138
	Chemicals 0.7%
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	2,005,000	2,259,394
	8.55%, due 5/15/19	1,015,000	1,345,481
	Olin Corp. 8.875%, due 8/15/19	170,000	182,963
	Westlake Chemical Corp. 6.625%, due 1/15/16	1,093,000	1,106,662
			4,894,500
	Coal 0.3%
	Consol Energy, Inc.
	6.375%, due 3/1/21 (a)	515,000	508,562
	8.00%, due 4/1/17	805,000	869,400
	Peabody Energy Corp.
	7.375%, due 11/1/16	441,000	490,612
	7.875%, due 11/1/26	15,000	16,088
			1,884,662
	Commercial Services 0.2%
	Corrections Corp. of America 7.75%, due 6/1/17	174,000	188,899
	Lender Processing Services, Inc. 8.125%, due 7/1/16	885,000	871,725
	PHH Corp. 9.25%, due 3/1/16	360,000	345,600
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (a)(d)(e)(f)	15,000	240
	Service Corp. International 7.625%, due 10/1/18	10,000	11,500
			1,417,964
	Computers 0.7%
	Hewlett-Packard Co.
	2.20%, due 12/1/15	4,000,000	4,022,224
	6.125%, due 3/1/14	350,000	381,413
	iGate Corp. 9.00%, due 5/1/16	310,000	329,375
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	10,137
			4,743,149
	Cosmetics & Personal Care 0.3%
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	1,860,000	1,891,940

	Diversified Financial Services 2.6%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,067,617
	Citigroup, Inc.
	5.00%, due 9/15/14	1,250,000	1,285,436
	5.875%, due 1/30/42	2,610,000	2,702,031
¤	General Electric Capital Corp.
	2.25%, due 11/9/15	5,000,000	5,139,010
	5.40%, due 2/15/17	2,985,000	3,381,277
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18 (a)	2,990,000	3,102,125
			18,677,496
	Electric 4.1%
	AES Corp. (The) 7.75%, due 10/15/15	1,000,000	1,100,000
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (a)	1,605,000	1,728,380
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (a)	1,111,000	1,197,102
	Calpine Corp. 7.25%, due 10/15/17 (a)	155,000	161,975
	CMS Energy Corp. 6.25%, due 2/1/20	2,015,000	2,185,662
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)	3,000,000	3,194,442
	Entergy Corp. 3.625%, due 9/15/15	5,220,000	5,295,424
	Ipalco Enterprises, Inc. 5.00%, due 5/1/18	1,000,000	986,250
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,401,070
	OGE Energy Corp. 5.00%, due 11/15/14	1,420,000	1,539,999
	PPL Energy Supply LLC 4.60%, due 12/15/21	4,265,000	4,452,643
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	718,308
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,000	940
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	981,221
			28,943,416
	Electrical Components & Equipment 0.2%
	Belden, Inc.
	7.00%, due 3/15/17	1,155,000	1,183,875
	9.25%, due 6/15/19	137,000	146,590
			1,330,465
	Entertainment 0.3%
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (a)	1,000,000	1,092,500
	Peninsula Gaming LLC 8.375%, due 8/15/15	1,136,000	1,207,000
			2,299,500
	Environmental Controls 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	1,250,000	1,325,000
	Finance - Auto Loans 0.9%
	Ford Motor Credit Co. LLC
	3.875%, due 1/15/15	4,860,000	4,914,947
	12.00%, due 5/15/15	1,000,000	1,247,500
			6,162,447
	Finance - Commercial 0.2%
	Textron Financial Corp. 5.40%, due 4/28/13	1,305,000	1,342,840

	Finance - Investment Banker/Broker 0.7%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	1,549,000	1,705,974
	7.25%, due 2/1/18	275,000	328,835
	Jefferies Group, Inc. 8.50%, due 7/15/19	800,000	838,000
	Merrill Lynch & Co., Inc.
	5.70%, due 5/2/17	625,000	617,676
	6.15%, due 4/25/13	790,000	821,471
	Merrill Lynch & Co., Inc. Series C 5.00%, due 2/3/14	800,000	820,355
			5,132,311
	Finance - Leasing Companies 0.4%
	International Lease Finance Corp.
	5.625%, due 9/20/13	1,010,000	1,012,525
	5.75%, due 5/15/16	2,070,000	2,040,780
			3,053,305
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	750,000	754,631

	Food 1.9%
	Cargill, Inc.
	4.307%, due 5/14/21 (a)	3,000,000	3,276,303
	6.00%, due 11/27/17 (a)	1,050,000	1,243,323
	7.35%, due 3/6/19 (a)	540,000	686,894
¤	Kraft Foods, Inc.
	6.125%, due 2/1/18	5,020,000	5,996,049
	7.00%, due 8/11/37	1,260,000	1,667,633
	Smithfield Foods, Inc. 10.00%, due 7/15/14	570,000	669,750
	Tyson Foods, Inc. 10.50%, due 3/1/14	225,000	261,000
			13,800,952
	Forest Products & Paper 0.0%‡
	Georgia-Pacific Corp. 8.875%, due 5/15/31	50,000	69,450

	Health Care - Services 1.9%
	Centene Corp. 5.75%, due 6/1/17	785,000	800,700
	CIGNA Corp. 4.375%, due 12/15/20	875,000	918,996
	Coventry Health Care, Inc. 5.95%, due 3/15/17	1,635,000	1,851,284
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (a)	2,690,000	2,760,613
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	605,000	651,131
	HCA, Inc.
	6.50%, due 2/15/16	177,000	184,965
	8.50%, due 4/15/19	888,000	985,680
	Roche Holdings, Inc. 6.00%, due 3/1/19 (a)	1,775,000	2,185,511
	WellPoint, Inc.
	5.25%, due 1/15/16	1,895,000	2,138,466
	5.875%, due 6/15/17	1,000,000	1,167,881
			13,645,227
	Holding Company - Diversified 0.1%
	Susser Holdings LLC/Susser Finance Corp. 8.50%, due 5/15/16	745,000	808,325

	Household Products & Wares 0.8%
	Spectrum Brands, Inc. 9.50%, due 6/15/18	939,000	1,064,591
	Tupperware Brands Corp. 4.75%, due 6/1/21	4,385,000	4,516,704
			5,581,295
	Insurance 2.5%
	American International Group, Inc. 4.875%, due 9/15/16	2,750,000	2,791,162
	Genworth Financial, Inc.
	7.20%, due 2/15/21	480,000	461,992
	8.625%, due 12/15/16	4,300,000	4,645,587
	Health Care Service Corp. 4.70%, due 1/15/21 (a)	1,500,000	1,618,831
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,418,881
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (a)	4,500,000	5,925,987
	Unum Group 7.125%, due 9/30/16	750,000	865,498
			17,727,938
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	1,166,000	1,246,279

	Iron & Steel 0.9%
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21	6,430,000	6,631,439

	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (a)	430,000	498,800
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (a)	250,000	298,106
			796,906
	Lodging 0.2%
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.046%, due 3/15/14 (a)(c)	10,000	9,500
	Sheraton Holding Corp. 7.375%, due 11/15/15	332,000	378,480
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	856,000	982,260
			1,370,240
	Media 2.0%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	5,000,000	5,220,100
	DISH DBS Corp. 7.125%, due 2/1/16	480,000	526,800
	NBC Universal Media LLC 5.15%, due 4/30/20	2,900,000	3,321,608
	Time Warner Cable, Inc. 8.25%, due 2/14/14	2,535,000	2,874,895
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,628,040
			14,571,443
	Mining 0.1%
	Alcoa, Inc. 5.90%, due 2/1/27	560,000	573,232

	Miscellaneous - Manufacturing 0.3%
	Actuant Corp. 6.875%, due 6/15/17	1,014,000	1,054,560
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,240,250
			2,294,810
	Office & Business Equipment 0.6%
	Xerox Corp. 4.25%, due 2/15/15	4,055,000	4,281,342

	Oil & Gas 3.5%
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	197,760
	9.50%, due 2/15/15	1,060,000	1,192,500
	Concho Resources, Inc.
	7.00%, due 1/15/21	345,000	379,500
	8.625%, due 10/1/17	391,000	432,055
	Frontier Oil Corp. 8.50%, due 9/15/16	601,000	643,070
	KazMunayGas National 11.75%, due 1/23/15 (a)	165,000	200,063
	Marathon Petroleum Corp. 6.50%, due 3/1/41	4,465,000	4,958,869
	Newfield Exploration Co.
	6.625%, due 9/1/14	100,000	101,250
	6.625%, due 4/15/16	2,865,000	2,943,787
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	25,000	28,063
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	3,400,000	3,803,750
	7.25%, due 8/15/18	2,000,000	2,280,000
	Plains Exploration & Production Co.
	6.75%, due 2/1/22	3,565,000	3,876,937
	7.625%, due 4/1/20	500,000	550,000
	Questar Market Resources, Inc. 6.05%, due 9/1/16 (f)	2,000,000	2,071,320
	Tesoro Corp. 6.50%, due 6/1/17	670,000	690,100
	Whiting Petroleum Corp. 7.00%, due 2/1/14	855,000	912,713
			25,261,737
	Oil & Gas Services 0.2%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,652,624

	Packaging & Containers 0.0%‡
	Greif, Inc. 6.75%, due 2/1/17	320,000	337,600

	Pharmaceuticals 0.3%
	Cardinal Health, Inc. 4.625%, due 12/15/20	1,000,000	1,109,706
	Medco Health Solutions, Inc. 7.25%, due 8/15/13	155,000	169,157
	Valeant Pharmaceuticals International 6.75%, due 10/1/17 (a)	500,000	510,625
			1,789,488
	Pipelines 3.6%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,760,466
	Copano Energy LLC/Copano Energy Finance Corp.
	7.125%, due 4/1/21	628,000	646,840
	7.75%, due 6/1/18	435,000	458,925
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	5,000,000	5,280,130
	6.05%, due 6/1/41	325,000	330,815
	8.50%, due 4/15/14	295,000	336,337
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	4,185,000	4,773,164
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)	3,720,000	3,850,200
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	145,000	157,687
	ONEOK, Inc.
	4.25%, due 2/1/22	3,590,000	3,709,963
	6.00%, due 6/15/35	1,425,000	1,535,653
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19	600,000	736,368
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.75%, due 1/15/20	1,117,000	1,281,397
			25,857,945
	Real Estate Investment Trusts 1.3%
	Equity One, Inc. 6.25%, due 12/15/14	850,000	904,845
	HCP, Inc. 6.30%, due 9/15/16	540,000	610,773
	Health Care REIT, Inc. 5.25%, due 1/15/22	3,000,000	3,167,952
	Host Hotels & Resorts, L.P.
	5.875%, due 6/15/19	35,000	37,188
	6.875%, due 11/1/14	10,000	10,188
	Host Marriott, L.P.
	6.375%, due 3/15/15	1,165,000	1,182,475
	Series Q 6.75%, due 6/1/16	1,062,000	1,097,842
	ProLogis, L.P. 7.375%, due 10/30/19	2,000,000	2,344,492
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	149,389
			9,505,144
	Retail 1.5%
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.25%, due 8/20/19	532,000	529,340
	CVS Caremark Corp.
	5.75%, due 6/1/17	575,000	678,944
	5.789%, due 1/10/26 (a)(f)	87,907	92,321
	Home Depot, Inc. 5.40%, due 3/1/16	410,000	478,485
	HSN, Inc. 11.25%, due 8/1/16	375,000	412,969
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	439,000	454,365
	Limited Brands, Inc. 8.50%, due 6/15/19	127,000	150,019
	Nordstrom, Inc. 7.00%, due 1/15/38	2,005,000	2,688,505
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	3,955,000	4,167,399
	Penske Auto Group, Inc. 7.75%, due 12/15/16	686,000	710,010
	TJX Cos., Inc. 6.95%, due 4/15/19	330,000	416,902
			10,779,259
	Savings & Loans 0.2%
	Amsouth Bank/Birmingham AL 5.20%, due 4/1/15	1,435,000	1,381,187

	Telecommunications 4.4%
	Alltel Corp. 6.50%, due 11/1/13	2,635,000	2,845,750
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	2,808,814
	AT&T, Inc.
	2.40%, due 8/15/16	2,160,000	2,240,935
	3.875%, due 8/15/21	2,465,000	2,646,047
	Cellco Partnership/Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	2,091,121
	Corning, Inc.
	6.625%, due 5/15/19	500,000	609,210
	8.875%, due 8/15/21	1,789,000	2,508,693
	Crown Castle International Corp. 7.125%, due 11/1/19	243,000	264,263
	Crown Castle Towers LLC 5.495%, due 1/15/37 (a)	3,578,000	3,919,910
	EH Holding Corp.
	6.50%, due 6/15/19 (a)	701,000	729,916
	7.625%, due 6/15/21 (a)	125,000	131,875
	Frontier Communications Corp.
	8.25%, due 4/15/17	1,000,000	1,007,500
	8.75%, due 4/15/22	3,720,000	3,682,800
	GCI, Inc. 8.625%, due 11/15/19	1,187,000	1,278,992
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	1,000,000	992,500
	Nextel Communications, Inc. 5.95%, due 3/15/14	204,000	201,960
	NII Capital Corp. 7.625%, due 4/1/21	500,000	512,500
	SBA Telecommunications, Inc.
	8.00%, due 8/15/16	86,000	93,095
	8.25%, due 8/15/19	1,070,000	1,166,300
	Sprint Capital Corp.
	6.875%, due 11/15/28	430,000	318,738
	8.75%, due 3/15/32	500,000	420,000
	Sprint Nextel Corp. 8.375%, due 8/15/17	139,000	129,270
	tw telecom holdings, Inc. 8.00%, due 3/1/18	960,000	1,039,200
			31,639,389
	Textiles 0.8%
	Cintas Corp. No 2 2.85%, due 6/1/16	5,480,000	5,692,679

	Transportation 0.1%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	455,000	532,556
	Kansas City Southern Railway 8.00%, due 6/1/15	175,000	185,500
			718,056
	Total Corporate Bonds (Cost $322,693,768)		343,034,751

	Foreign Government Bond 0.0%‡
	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	111,117

	Total Foreign Government Bond (Cost $130,398)		111,117

	Medium Term Note 0.4%
	Finance – Consumer Loans 0.4%
	SLM Corp. 6.00%, due 1/25/17	3,185,000	3,204,193

	Total Medium Term Note (Cost $3,168,320)		3,204,193

	Mortgage-Backed Securities 7.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.7%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2 5.001%, due 10/10/45	41,356	41,381
	Series 2007-2, Class A4 5.433%, due 4/10/49 (g)	2,560,000	2,841,352
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.506%, due 12/25/36 (a)(c)(e)	171,826	114,541
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (c)	2,550,000	2,852,991
	Series 2007-PW16, Class A4 5.904%, due 6/11/40 (g)	2,270,000	2,564,828
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	1,340,000	1,415,583
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.276%, due 12/10/49 (g)	1,300,000	1,500,266
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,798,247
	Commercial Mortgage Loan Trust Series 2011-C1, Class A2 6.206%, due 12/10/49 (g)	2,805,000	3,161,210
	Country Wide Alternative Loan Trust Series 2005-76, Class 2A1 1.197%, due 2/25/36 (c)	2,463,265	1,503,569
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	470,000	547,259
¤	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (g)	2,960,000	3,220,755
	Series 2004-GG1, Class A7 5.317%, due 6/10/36 (c)	3,275,000	3,505,311
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (g)	3,060,000	3,306,296
¤	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (c)	2,919,880	3,234,503
	Series 2007-GG10, Class A4 5.984%, due 8/10/45 (g)	3,095,000	3,429,226
	Harborview Mortgage Loan Trust Series 2005-11, Class 2A1A 0.591%, due 8/19/45 (c)	63,662	42,737
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	2,565,000	2,834,343
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,504,405
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96 6.00%, due 8/25/37	619,261	520,734
	Series 2007-S3, Class 1A97 6.00%, due 8/25/37	1,362,373	1,145,621
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (c)	1,680,000	1,882,262
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 6.075%, due 6/11/49 (g)	2,585,000	2,918,791
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.59%, due 2/25/42 (a)(c)(e)(f)	423,700	373,915
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (a)	160,000	180,311
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 6.096%, due 2/15/51 (g)	3,065,000	3,351,366
	WaMu Mortgage Pass-Through Certificate Series 2006-AR7, Class 2A 1.177%, due 7/25/46 (c)	3,518,237	2,145,530

	Total Mortgage-Backed Securities (Cost $51,414,253)		54,937,333

	Municipal Bonds 0.6%
	Michigan 0.5%
	Michigan Finance Authority Revenue Series A-2 6.65%, due 3/20/12	3,700,000	3,700,000

	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	420,000	311,031

	Total Municipal Bonds (Cost $4,120,000)		4,011,031

	U.S. Government & Federal Agencies 31.7%
	Fannie Mae (Collateralized Mortgage Obligations) 0.0%‡
	Series 2006-B1, Class AB 6.00%, due 6/25/16	8,038	8,029
	Series 1991-66, Class J 8.125%, due 6/25/21	721	812
			8,841
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.8%
	4.00%, due 1/1/41	4,350,284	4,651,065
	4.00%, due 2/1/41	8,123,803	8,650,345
	4.00%, due 1/1/42	9,880,000	10,552,303
	4.50%, due 9/1/39	738,466	805,468
	4.50%, due 1/1/40	6,731,406	7,267,486
	4.50%, due 5/1/41	3,811,435	4,086,386
	4.50%, due 6/1/41	4,081,837	4,376,296
	4.50%, due 8/1/41	3,437,812	3,708,372
	5.00%, due 8/1/33	844,532	910,627
	5.064%, due 6/1/35 (c)	290,300	308,245
	5.50%, due 1/1/21	287,630	312,516
	5.50%, due 2/1/33	288,127	313,782
	5.50%, due 7/1/34	818,072	890,916
	5.50%, due 4/1/37	64,094	69,621
	5.50%, due 5/1/37	48,792	53,000
	5.50%, due 7/1/37	251,004	272,570
	5.50%, due 1/1/38	307,114	338,654
	6.00%, due 2/1/27	187,457	206,053
	6.00%, due 3/1/36	404,219	445,833
	6.50%, due 4/1/37	384,585	430,908
			48,650,446
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 16.4%
	3.50%, due 2/1/41	15,010,580	15,611,735
	3.50%, due 11/1/41	3,856,214	4,021,497
	4.00%, due 9/1/31	4,748,942	5,048,348
	4.00%, due 11/1/40	2,077,788	2,226,317
	4.00%, due 2/1/41	470,005	501,987
	4.00%, due 3/1/41	5,161,396	5,530,354
	4.00%, due 10/1/41	6,921,439	7,416,213
	4.50%, due 4/1/18	149,781	160,884
	4.50%, due 7/1/18	647,209	695,184
	4.50%, due 11/1/18	890,853	956,889
	4.50%, due 3/1/21 TBA (h)	16,270,000	17,375,852
	4.50%, due 6/1/23	1,247,891	1,335,714
	4.50%, due 7/1/41	7,648,696	8,264,775
	5.00%, due 9/1/17	277,240	299,928
	5.00%, due 9/1/20	146,775	158,924
	5.00%, due 10/1/20	281,133	304,402
	5.00%, due 12/1/20	564,295	611,001
	5.00%, due 10/1/33	680,486	735,763
	5.00%, due 6/1/35	4,560,316	4,930,753
	5.00%, due 7/1/35	746,247	806,631
	5.00%, due 1/1/36	973,976	1,052,788
	5.00%, due 2/1/36	7,418,164	8,018,427
	5.00%, due 5/1/36	2,744,391	2,966,462
	5.00%, due 9/1/36	706,159	763,300
	5.50%, due 2/1/17	209,438	228,147
	5.50%, due 6/1/21	609,566	663,638
	5.50%, due 6/1/33	4,215,790	4,601,057
	5.50%, due 11/1/33	602,616	657,687
	5.50%, due 12/1/33	447,762	488,681
	5.50%, due 4/1/34	1,783,898	1,954,841
	5.50%, due 5/1/34	1,585,848	1,730,774
	5.50%, due 6/1/34	531,035	579,565
	5.50%, due 3/1/35	798,484	871,455
	5.50%, due 4/1/36	1,969,283	2,148,018
	5.50%, due 12/1/36	642,842	699,982
	5.50%, due 1/1/37	1,129,332	1,258,301
	5.50%, due 4/1/37	2,049,883	2,231,770
	5.50%, due 7/1/37	1,134,680	1,264,259
	5.50%, due 8/1/37	619,364	675,578
	5.50%, due 9/1/37	21,774	23,706
	6.00%, due 8/1/17	31,126	33,492
	6.00%, due 1/1/33	196,639	219,189
	6.00%, due 3/1/33	260,856	290,770
	6.00%, due 8/1/34	9,591	10,619
	6.00%, due 9/1/35	741,804	828,611
	6.00%, due 6/1/36	469,724	517,425
	6.00%, due 12/1/36	520,298	577,686
	6.00%, due 4/1/37	295,049	322,892
	6.00%, due 9/1/37	122,284	134,588
	6.00%, due 10/1/37	1,457,594	1,595,416
	6.00%, due 11/1/37	89,661	98,683
	6.00%, due 1/1/38	14,517	15,973
	6.00%, due 11/1/38	599,283	659,393
	6.50%, due 6/1/31	57,524	65,790
	6.50%, due 8/1/31	41,877	47,895
	6.50%, due 10/1/31	32,462	37,127
	6.50%, due 6/1/32	51,343	58,593
	6.50%, due 6/1/36	25,223	28,469
	6.50%, due 7/1/36	84,856	95,777
	6.50%, due 8/1/36	15,185	17,140
	6.50%, due 11/1/36	385,910	435,577
	6.50%, due 2/1/37	108,252	121,778
	6.50%, due 7/1/37	43,291	48,701
	6.50%, due 8/1/37	158,229	178,000
	6.50%, due 9/1/37	434,093	488,333
	6.50%, due 3/1/38	204,507	230,061
			117,029,565
¤	Freddie Mac (Collateralized Mortgage Obligations) 1.0%
	Series 3104, Class QC 5.00%, due 9/15/31	2,400,000	2,455,878
	Series 2690, Class PG 5.00%, due 4/15/32	1,250,000	1,325,773
	Series 2734, Class PG 5.00%, due 7/15/32	1,776,576	1,856,263
	Series 3113, Class QD 5.00%, due 6/15/34	1,565,000	1,691,355
			7,329,269
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.6%
	4.00%, due 11/20/40	1,179,361	1,272,610
	5.50%, due 3/1/36 TBA (h)	2,560,000	2,857,700
	6.00%, due 2/15/29	30,525	34,655
	6.00%, due 4/15/29	153,880	174,496
	6.00%, due 8/15/32	335,281	380,209
	6.00%, due 12/1/35 TBA (h)	6,020,000	6,787,550
	6.50%, due 7/15/28	35,372	41,144
	6.50%, due 5/15/29	19,510	22,725
	6.50%, due 1/1/33 TBA (h)	6,030,000	6,901,052
	12.50%, due 1/15/14	284	286
			18,472,427
¤	United States Treasury Bonds 4.8%
	3.125%, due 11/15/41	9,525,000	9,873,253
	3.75%, due 8/15/41	10,684,000	12,455,204
	5.375%, due 2/15/31	6,950,000	9,892,894
	6.25%, due 5/15/30	1,240,000	1,915,607
			34,136,958

	United States Treasury Notes 0.0%‡
	2.00%, due 11/15/21	260,000	264,550
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23	820,000	636,061

	Total U.S. Government & Federal Agencies (Cost $218,843,449)		226,528,117

	Yankee Bonds 7.3% (i)
	Auto Manufacturers 0.2%
	Volvo Treasury AB 5.95%, due 4/1/15 (a)	1,130,000	1,208,681

	Banks 0.7%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (a)	5,000,000	5,044,805
	UBS A.G. 3.875%, due 1/15/15	215,000	221,326
			5,266,131
	Chemicals 0.1%
	Nova Chemicals Corp. 8.625%, due 11/1/19	332,000	376,820

	Diversified Financial Services 0.5%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (a)	2,500,000	2,344,253
	RCI Banque S.A. 3.40%, due 4/11/14 (a)	975,000	960,830
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	528,000	505,560
			3,810,643
	Electric 0.4%
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (a)	305,000	322,945
	Taqa Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (a)	185,000	201,881
	TransAlta Corp. 6.65%, due 5/15/18	2,255,000	2,657,822
			3,182,648
	Engineering & Construction 0.1%
	BAA Funding, Ltd. 4.875%, due 7/15/23 (a)	900,000	906,481

	Holding Company - Diversified 0.1%
	EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	932,950

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.75%, due 7/15/37	677,000	637,075
	8.25%, due 10/1/15	438,000	488,170
	8.30%, due 4/15/26	15,000	15,790
			1,141,035
	Media 0.2%
	Videotron Ltee
	6.375%, due 12/15/15	542,000	553,517
	6.875%, due 1/15/14	484,000	484,605
	9.125%, due 4/15/18	272,000	301,920
			1,340,042
	Mining 1.0%
	Anglo American Capital PLC 9.375%, due 4/8/19 (a)	4,880,000	6,289,315
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	845,000	906,129
			7,195,444
	Miscellaneous - Manufacturing 0.5%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (a)	265,000	325,498
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,486,971
			3,812,469
	Oil & Gas 1.9%
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (a)	5,490,000	5,768,607
	ENI S.p.A. 4.15%, due 10/1/20 (a)	2,900,000	2,920,033
	Gaz Capital S.A. 8.125%, due 7/31/14 (a)	3,085,000	3,385,787
	Gazprom International S.A. 7.201%, due 2/1/20 (a)	190,866	207,178
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)	585,000	694,687
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (a)	285,000	313,500
			13,289,792
	Telecommunications 1.4%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (a)	1,111,000	1,170,716
	Qtel International Finance, Ltd. 6.50%, due 6/10/14 (a)	1,500,000	1,635,000
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (a)	670,000	686,750
	Telecom Italia Capital S.A. 6.175%, due 6/18/14	5,185,000	5,210,925
	Virgin Media Finance PLC 8.375%, due 10/15/19	280,000	313,600
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	960,000	1,032,000
			10,048,991
	Total Yankee Bonds (Cost $50,569,363)		52,512,127

	Total Long-Term Bonds (Cost $652,513,854)		686,077,709

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (d)(e)(f)	1	0 (j)
	Unsecured Debt Expires 12/31/49 (d)(e)(f)	1	0 (j)

	Total Warrants (Cost $4)		0 (j)

		Principal Amount	Value
	Short-Term Investment 11.6%
	Repurchase Agreement 11.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $82,592,761 (Collateralized by a Federal National Mortgage Association security with a rate of 2.75% and a maturity date of 2/5/14, with a Principal Amount of $79,365,000 and a Market Value of $84,246,265)	$82,592,738	82,592,738

	Total Short-Term Investment (Cost $82,592,738)		82,592,738

	Total Investments (Cost $735,106,596) (m)	107.5%	768,670,447
	Other Assets, Less Liabilities	(7.5)	(53,696,951)
	Net Assets	100.0%	$714,973,496

		Contracts Long	Unrealized Appreciation (Depreciation)(k)
	Futures Contracts (0.1%)(l)
	United States Treasury Bonds March 2012 (30 Year)	55	$88,808
	United States Treasury Ultra Long-Term Bonds March 2012 (30 Year)	25	15,953

	Total Futures Contracts Long (Settlement Value $11,998,281)		$104,761

		Contracts Short	Unrealized Appreciation (Depreciation)(k)
	United States Treasury Notes March 2012 (10 Year)	(147)	(309,211)
	United States Treasury Notes March 2012 (5 Year)	(294)	(400,386)

	Total Futures Contracts Short (Settlement Value $55,910,531)		(709,597)

	Total Futures Contracts (Settlement Value $43,912,250)		(604,836)

¤	Among the Fund's 10 largest issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2012 is $79,610, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(d)	Non-income producing security.
(e)	Illiquid security. The total market value of these securities at January 31, 2012 is $488,696, which represents 0.1% of the Fund's net assets.
(f)	Fair valued security. The total market value of these securities at January 31, 2012 is $2,537,796, which represents 0.4% of the Fund's net assets.
(g)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2012.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2012 is $33,922,154, which represents 4.7% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(i)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Less than one dollar.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(l)	At January 31, 2012, cash in the amount of $191,625 is on deposit with the broker for futures transactions.
(m)	At January 31, 2012, cost is $736,701,281 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$37,954,352
Gross unrealized depreciation	(5,985,186)
Net unrealized appreciation	$31,969,166

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,458,315	$—		$1,458,315
Convertible Bonds	—	280,725	—		280,725
Corporate Bonds (b)	—	340,870,870	2,163,881		343,034,751
Foreign Government Bond	—	111,117	—		111,117
Medium Term Note	—	3,204,193	—		3,204,193
Mortgage-Backed Securities (c)	—	54,563,418	373,915		54,937,333
Municipal Bonds	—	4,011,031	—		4,011,031
U.S. Government & Federal Agencies	—	226,528,117	—		226,528,117
Yankee Bonds	—	52,512,127	—		52,512,127
Total Long-Term Bonds	—	683,539,913	2,537,796		686,077,709
Warrants (d)	—	—	0	(d)	0	(d)
Short-Term Investment
Repurchase Agreement	—	82,592,738	—		82,592,738
Total Investments in Securities	$—	$766,132,651	$2,537,796		$768,670,447
Other Financial Instruments
Futures Contracts Long (e)	104,761	—	—		104,761
Total Investments in Securities and Other Financial Instruments	$104,761	$766,132,651	$2,537,796		$768,775,208

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (e)	$(709,597)	$—	$—	$(709,597)
Total Other Financial Instruments	$(709,597)	$—	$—	$(709,597)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $240, $2,071,320 and $92,321 are Commercial Services, Oil & Gas and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $373,915 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 securities valued less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Corporate Bonds
Commercial Services	$240		$-	$-	$-	$-	$-		$-	$-	$240		$-
Oil & Gas	3,489,288		(4,684)	(35,961)	13,567	-	(1,390,890)		-	-	2,071,320		(2,365)
Retail	92,707		(26)	(26)	717	-	(1,051	)(a)	-	-	92,321		735
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	381,330		-	-	(7,415)	-	-		-	-	373,915		(7,415)
Warrants
Media	0	(b)	-	-	-	-	-		-	-	0	(b)	-
Total	$3,963,565		$(4,710)	$(35,987)	$6,869	$-	$(1,391,941)		$-	$-	$2,537,796		$(9,045)

(a) Sales include principal reductions.

(b) Less than one dollar.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 61.2%
MainStay 130/30 Core Fund Class I (a)	6,037,516	$46,005,876
MainStay 130/30 International Fund Class I (a)	1,863,453	11,739,755
MainStay Common Stock Fund Class I	361,704	4,250,020
MainStay Epoch Global Choice Fund Class I (a)	569,012	8,466,899
MainStay Epoch International Small Cap Fund Class I	338,535	5,751,705
MainStay Epoch U.S. All Cap Fund Class I (a)	1,409,698	33,367,555
MainStay ICAP Equity Fund Class I	718,836	26,877,295
MainStay ICAP International Fund Class I	509,464	14,264,997
MainStay ICAP Select Equity Fund Class I	223,026	7,921,890
MainStay International Equity Fund Class I	235,713	2,533,916
MainStay Large Cap Growth Fund Class I	5,183,816	39,189,648
MainStay MAP Fund Class I	1,694,473	54,917,861
MainStay U.S. Small Cap Fund Class I (a)(b)	704,730	12,346,861

Total Equity Funds (Cost $245,340,484)		267,634,278

Fixed Income Funds 38.9%
MainStay Cash Reserves Fund Class I	16,197,048	16,197,048
MainStay Convertible Fund Class I	311,525	4,638,604
MainStay Flexible Bond Opportunities Fund Class I (a)	4,509,986	39,958,472
MainStay Floating Rate Fund Class I (a)	2,655,916	24,965,611
MainStay High Yield Corporate Bond Fund Class I	1,300,003	7,670,020
MainStay High Yield Opportunities Fund Class I	325,859	3,685,463
MainStay Indexed Bond Fund Class I	648,596	7,426,427
MainStay Intermediate Term Bond Fund Class I (a)	6,076,654	65,567,092

Total Fixed Income Funds (Cost $168,139,621)		170,108,737

Total Investments (Cost $413,480,105) (c)	100.1%	437,743,015
Other Assets, Less Liabilities	(0.1)	(551,793)
Net Assets	100.0%	$437,191,222

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2012, cost is $418,183,451 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$25,736,334
Gross unrealized depreciation	(6,176,770)
Net unrealized appreciation	$19,559,564

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$267,634,278	$—	$—	$267,634,278
Fixed Income Funds	170,108,737	—	—	170,108,737
Total Investments	$437,743,015	$—	$—	$437,743,015

(a)	For a complete listing of investments see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 81.3%
MainStay 130/30 Core Fund Class I (a)	7,677,850	$58,505,220
MainStay 130/30 International Fund Class I (a)	3,418,709	21,537,864
MainStay Common Stock Fund Class I	89,823	1,055,424
MainStay Epoch Global Choice Fund Class I (a)	542,704	8,075,441
MainStay Epoch International Small Cap Fund Class I	338,139	5,744,980
MainStay Epoch U.S. All Cap Fund Class I (a)	1,592,520	37,694,949
MainStay ICAP Equity Fund Class I	569,770	21,303,712
MainStay ICAP International Fund Class I	774,820	21,694,950
MainStay ICAP Select Equity Fund Class I	200,694	7,128,662
MainStay International Equity Fund Class I	407,935	4,385,298
MainStay Large Cap Growth Fund Class I	5,470,734	41,358,752
MainStay MAP Fund Class I (a)	2,096,929	67,961,481
MainStay U.S. Small Cap Fund Class I (a)(b)	2,337,212	40,947,958

Total Equity Funds (Cost $313,307,993)		337,394,691

Fixed Income Funds 18.8%
MainStay Cash Reserves Fund Class I	12,551,057	12,551,057
MainStay Convertible Fund Class I	208,964	3,111,470
MainStay Flexible Bond Opportunities Fund Class I (a)	3,310,982	29,335,302
MainStay Floating Rate Fund Class I (a)	2,276,602	21,400,058
MainStay High Yield Corporate Bond Fund Class I	1,289,067	7,605,497
MainStay High Yield Opportunities Fund Class I	240,440	2,719,374
MainStay Intermediate Term Bond Fund Class I	113,467	1,224,307

Total Fixed Income Funds (Cost $76,642,062)		77,947,065

Total Investments (Cost $389,950,055) (c)	100.1%	415,341,756
Other Assets, Less Liabilities	(0.1)	(504,647)
Net Assets	100.0%	$414,837,109

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2012, cost is $395,534,398 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$26,678,757
Gross unrealized depreciation	(6,871,399)
Net unrealized appreciation	$19,807,358

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$337,394,691	$—	$—	$337,394,691
Fixed Income Funds	77,947,065	—	—	77,947,065
Total Investments	$415,341,756	$—	$—	$415,341,756

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 92.3% †
Equity Funds 44.9%
MainStay 130/30 Core Fund Class I	196,410	$1,496,645
MainStay Common Stock Fund Class I	91,386	1,073,785
MainStay Epoch International Small Cap Fund Class I	88,648	1,506,138
MainStay Epoch U.S. All Cap Fund Class I	254,250	6,018,089
MainStay ICAP Equity Fund Class I	109,564	4,096,608
MainStay ICAP International Fund Class I	69,986	1,959,604
MainStay ICAP Select Equity Fund Class I	51,964	1,845,755
MainStay International Equity Fund Class I	29,310	315,080
MainStay Large Cap Growth Fund Class I	626,953	4,739,768
MainStay MAP Fund Class I	199,294	6,459,120
MainStay U.S. Small Cap Fund Class I (a)	27,223	476,952

Total Equity Funds (Cost $28,263,025)		29,987,544

Fixed Income Funds 47.4%
MainStay Cash Reserves Fund Class I	2,460,821	2,460,821
MainStay Convertible Fund Class I	57,210	851,860
MainStay Flexible Bond Opportunities Fund Class I	654,406	5,798,034
MainStay Floating Rate Fund Class I	158,927	1,493,918
MainStay Global High Income Fund Class I	78,126	906,259
MainStay High Yield Corporate Bond Fund Class I	285,865	1,686,606
MainStay High Yield Opportunities Fund Class I	19,606	221,741
MainStay Indexed Bond Fund Class I	496,931	5,689,856
MainStay Intermediate Term Bond Fund Class I	1,158,783	12,503,263

Total Fixed Income Funds (Cost $31,499,628)		31,612,358

Total Affiliated Investment Companies (Cost $59,762,653)		61,599,902

Unaffiliated Investment Companies 7.6%
Equity Funds 4.0%
iShares Russell 2000 Index ETF	7,445	588,676
Vanguard Emerging Markets ETF	49,466	2,093,401

Total Equity Funds (Cost $2,555,115)		2,682,077

Fixed Income Fund 3.6%
iShares Barclays TIPS Bond Fund	19,861	2,370,609

Total Fixed Income Funds (Cost $2,200,180)		2,370,609

Total Unaffiliated Investment Companies (Cost $4,755,295)		5,052,686

Total Investments (Cost $64,517,948) (b)	99.9%	66,652,588
Other Assets, Less Liabilities	0.1	80,546
Net Assets	100.0%	$66,733,134

†	Percentages indicated are based on Fund net assets.

(a)	Non-income producing Underlying Fund.

(b)	At January 31, 2012, cost is $64,848,183 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,151,901
Gross unrealized depreciation	(347,496)
Net unrealized appreciation	$1,804,405

The following abbreviations are used in the above portfolio:

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$29,987,544	$—	$—	$29,987,544
Fixed Income Funds	31,612,358	—	—	31,612,358
Total Affiliated Investment Companies	61,599,902	—	—	61,599,902
Unaffiliated Investment Companies
Equity Funds	2,682,077	—	—	2,682,077
Fixed Income Fund	2,370,609	—	—	2,370,609
Total Unaffiliated Investment Companies	5,052,686	—	—	5,052,686
Total Investments	$66,652,588	$—	$—	$66,652,588

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 91.8% †
Equity Funds 55.8%
MainStay 130/30 Core Fund Class I	350,559	$2,671,263
MainStay 130/30 International Fund Class I	40,577	255,636
MainStay Common Stock Fund Class I	266,388	3,130,059
MainStay Epoch Global Choice Fund Class I	7,422	110,435
MainStay Epoch International Small Cap Fund Class I	207,631	3,527,655
MainStay Epoch U.S. All Cap Fund Class I	468,948	11,099,992
MainStay ICAP Equity Fund Class I	208,958	7,812,957
MainStay ICAP International Fund Class I	149,298	4,180,347
MainStay ICAP Select Equity Fund Class I	88,465	3,142,288
MainStay International Equity Fund Class I	58,130	624,902
MainStay Large Cap Growth Fund Class I	1,151,039	8,701,856
MainStay MAP Fund Class I	392,684	12,726,902
MainStay U.S. Small Cap Fund Class I (a)	48,263	845,564

Total Equity Funds (Cost $54,834,819)		58,829,856

Fixed Income Funds 36.0%
MainStay Cash Reserves Fund Class I	3,872,788	3,872,788
MainStay Convertible Fund Class I	84,357	1,256,072
MainStay Flexible Bond Opportunities Fund Class I (b)	1,050,872	9,310,729
MainStay Floating Rate Fund Class I	250,977	2,359,179
MainStay Global High Income Fund Class I	129,981	1,507,775
MainStay High Yield Corporate Bond Fund Class I	406,768	2,399,930
MainStay High Yield Opportunities Fund Class I	20,829	235,581
MainStay Indexed Bond Fund Class I	208,912	2,392,038
MainStay Intermediate Term Bond Fund Class I	1,347,256	14,536,892

Total Fixed Income Funds (Cost $37,750,689)		37,870,984

Total Affiliated Investment Companies (Cost $92,585,508)		96,700,840

Unaffiliated Investment Companies 8.1%
Equity Funds 6.0%
iShares Russell 2000 Index ETF	21,172	1,674,070
Vanguard Emerging Markets ETF	110,710	4,685,247

Total Equity Funds (Cost $6,301,381)		6,359,317

Fixed Income Fund 2.1%
iShares Barclays TIPS Bond Fund	18,051	2,154,568

Total Fixed Income Fund (Cost $1,997,477)		2,154,568

Total Unaffiliated Investment Companies (Cost $8,298,858)		8,513,885

Total Investments (Cost $100,884,366) (c)	99.9%	105,214,725
Other Assets, Less Liabilities	0.1	121,306
Net Assets	100.0%	$105,336,031

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At January 31, 2012, cost is $101,379,427 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$4,641,946
Gross unrealized depreciation	(806,648)
Net unrealized appreciation	$3,835,298

The following abbreviations are used in the above portfolio:

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$58,829,856	$—	$—	$58,829,856
Fixed Income Funds	37,870,984	—	—	37,870,984
Total Affiliated Investment Companies	96,700,840	—	—	96,700,840
Unaffiliated Investment Companies
Equity Funds	6,359,317	—	—	6,359,317
Fixed Income Fund	2,154,568	—	—	2,154,568
Total Unaffiliated Investment Companies	8,513,885	—	—	8,513,885
Total Investments	$105,214,725	$—	$—	$105,214,725

(a)	For a complete listing of investments see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 90.8% †
Equity Funds 69.1%
MainStay 130/30 Core Fund Class I	531,053	$4,046,628
MainStay 130/30 International Fund Class I	143,127	901,702
MainStay Common Stock Fund Class I (a)	446,005	5,240,563
MainStay Epoch Global Choice Fund Class I	183,571	2,731,541
MainStay Epoch International Small Cap Fund Class I	326,895	5,553,941
MainStay Epoch U.S. All Cap Fund Class I	681,250	16,125,197
MainStay ICAP Equity Fund Class I	346,980	12,973,570
MainStay ICAP International Fund Class I	257,539	7,211,088
MainStay ICAP Select Equity Fund Class I	124,794	4,432,683
MainStay International Equity Fund Class I	235,662	2,533,363
MainStay Large Cap Growth Fund Class I	1,783,418	13,482,641
MainStay MAP Fund Class I	649,605	21,053,685
MainStay U.S. Small Cap Fund Class I (b)	76,935	1,347,899

Total Equity Funds (Cost $93,136,118)		97,634,501

Fixed Income Funds 21.7%
MainStay Cash Reserves Fund Class I	5,282,348	5,282,348
MainStay Convertible Fund Class I	94,250	1,403,385
MainStay Flexible Bond Opportunities Fund Class I (a)	1,494,574	13,241,923
MainStay Floating Rate Fund Class I	416,756	3,917,504
MainStay Global High Income Fund Class I (a)	224,567	2,604,977
MainStay High Yield Corporate Bond Fund Class I	506,488	2,988,279
MainStay Intermediate Term Bond Fund Class I	104,377	1,126,223

Total Fixed Income Funds (Cost $30,558,760)		30,564,639

Total Affiliated Investment Companies (Cost $123,694,878)		128,199,140

Unaffiliated Investment Companies 9.3%
Equity Funds 8.8%
iShares Russell 2000 Index ETF	69,374	5,485,402
Vanguard Emerging Markets ETF	163,234	6,908,063

Total Equity Funds (Cost $12,227,243)		12,393,465

Fixed Income Fund 0.5%
SPDR Barclays Capital International Treasury Bond ETF	12,540	758,043

Total Fixed Income Fund (Cost $733,224)		758,043

Total Unaffiliated Investment Companies (Cost $12,960,467)		13,151,508

Total Investments (Cost $136,655,345) (c)	100.1%	141,350,648
Other Assets, Less Liabilities	(0.1)	(129,449)
Net Assets	100.0%	$141,221,199

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2012, cost is $137,353,301 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,640,473
Gross unrealized depreciation	(1,643,126)
Net unrealized appreciation	$3,997,347

The following abbreviations are used in the above portfolio:

ETF - Exchange Traded Fund

SPDR - Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$97,634,501	$—	$—	$97,634,501
Fixed Income Funds	30,564,639	—	—	30,564,639
Total Affiliated Investment Companies	128,199,140	—	—	128,199,140
Unaffiliated Investment Companies
Equity Funds	12,393,465	—	—	12,393,465
Fixed Income Fund	758,043	—	—	758,043
Total Unaffiliated Investment Companies	13,151,508	—	—	13,151,508
Total Investments	$141,350,648	$—	$—	$141,350,648

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 89.7% †
Equity Funds 77.1%
MainStay 130/30 Core Fund Class I	355,801	$2,711,207
MainStay 130/30 International Fund Class I	118,141	744,288
MainStay Common Stock Fund Class I	293,807	3,452,228
MainStay Epoch Global Choice Fund Class I	108,316	1,611,743
MainStay Epoch International Small Cap Fund Class I	210,698	3,579,767
MainStay Epoch U.S. All Cap Fund Class I	432,148	10,228,944
MainStay ICAP Equity Fund Class I	184,385	6,894,146
MainStay ICAP International Fund Class I	184,751	5,173,038
MainStay ICAP Select Equity Fund Class I	81,431	2,892,416
MainStay International Equity Fund Class I	176,555	1,897,967
MainStay Large Cap Growth Fund Class I	1,140,608	8,622,999
MainStay MAP Fund Class I	429,161	13,909,096
MainStay U.S. Small Cap Fund Class I (a)	180,015	3,153,865

Total Equity Funds (Cost $62,510,121)		64,871,704

Fixed Income Funds 12.6%
MainStay Cash Reserves Fund Class I	2,054,108	2,054,108
MainStay Convertible Fund Class I	29,683	441,983
MainStay Flexible Bond Opportunities Fund Class I	473,756	4,197,474
MainStay Floating Rate Fund Class I	149,064	1,401,200
MainStay Global High Income Fund Class I	83,786	971,912
MainStay High Yield Corporate Bond Fund Class I	190,869	1,126,126
MainStay Intermediate Term Bond Fund Class I	34,492	372,170

Total Fixed Income Funds (Cost $10,572,380)		10,564,973

Total Affiliated Investment Companies (Cost $73,082,501)		75,436,677

Unaffiliated Investment Companies 10.1%
Equity Funds 10.1%
iShares Russell 2000 Index ETF	52,265	4,132,593
Vanguard Emerging Markets ETF	103,233	4,368,821

Total Unaffiliated Investment Companies (Cost $8,352,630)		8,501,414

Total Investments (Cost $81,435,131) (b)	99.8%	83,938,091
Other Assets, Less Liabilities	0.2	137,026
Net Assets	100.0%	$84,075,117

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2012, cost is $81,773,425 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,221,977
Gross unrealized depreciation	(1,057,311)
Net unrealized appreciation	$2,164,666

The following abbreviation is used in the above portfolio:

ETF - Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$64,871,704	$—	$—	$64,871,704
Fixed Income Funds	10,564,973	—	—	10,564,973
Total Affiliated Investment Companies	75,436,677	—	—	75,436,677
Unaffiliated Investment Companies
Equity Funds	8,501,414	—	—	8,501,414
Total Investments	$83,938,091	$—	$—	$83,938,091

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 89.0% †
Equity Funds 81.1%
MainStay 130/30 Core Fund Class I	206,330	$1,572,237
MainStay 130/30 International Fund Class I	79,394	500,184
MainStay Common Stock Fund Class I	163,414	1,920,112
MainStay Epoch Global Choice Fund Class I	59,981	892,517
MainStay Epoch International Small Cap Fund Class I	121,979	2,072,422
MainStay Epoch U.S. All Cap Fund Class I	239,682	5,673,279
MainStay ICAP Equity Fund Class I	81,598	3,050,947
MainStay ICAP International Fund Class I	113,778	3,185,796
MainStay ICAP Select Equity Fund Class I	47,747	1,695,965
MainStay International Equity Fund Class I	111,454	1,198,128
MainStay Large Cap Growth Fund Class I	631,951	4,777,546
MainStay MAP Fund Class I	252,259	8,175,714
MainStay U.S. Small Cap Fund Class I (a)	183,616	3,216,958

Total Equity Funds (Cost $37,336,542)		37,931,805

Fixed Income Funds 7.9%
MainStay Cash Reserves Fund Class I	893,988	893,988
MainStay Convertible Fund Class I	9,952	148,191
MainStay Flexible Bond Opportunities Fund Class I	158,730	1,406,351
MainStay Floating Rate Fund Class I	49,128	461,804
MainStay Global High Income Fund Class I	27,712	321,459
MainStay Intermediate Term Bond Fund Class I	43,814	472,754

Total Fixed Income Funds (Cost $3,700,139)		3,704,547

Total Affiliated Investment Companies (Cost $41,036,681)		41,636,352

Unaffiliated Investment Companies 10.8%
Equity Funds 10.8%
iShares Russell 2000 Index ETF	30,277	2,394,002
Vanguard Emerging Markets ETF	62,993	2,665,864

Total Unaffiliated Investment Companies (Cost $4,964,430)		5,059,866

Total Investments (Cost $46,001,111) (b)	99.8%	46,696,218
Other Assets, Less Liabilities	0.2	110,203
Net Assets	100.0%	$46,806,421

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2012, cost is $46,229,119 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,228,092
Gross unrealized depreciation	(760,993)
Net unrealized appreciation	$467,099

The following abbreviation is used in the above portfolio:

ETF - Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$37,931,805	$—	$—	$37,931,805
Fixed Income Funds	3,704,547	—	—	3,704,547
Total Affiliated Investment Companies	41,636,352	—	—	41,636,352
Unaffiliated Investment Companies
Equity Funds	5,059,866	—	—	5,059,866
Total Investments	$46,696,218	$—	$—	$46,696,218

(a)	For a complete listing of investment, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay S&P 500 Index Fund

Portfolio of Investments ††† January 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	81,761	$6,065,031
	General Dynamics Corp.	39,175	2,709,343
	Goodrich Corp.	13,775	1,718,431
	Honeywell International, Inc.	85,090	4,938,624
	L-3 Communications Holdings, Inc.	10,986	777,150
	Lockheed Martin Corp.	29,188	2,402,756
	Northrop Grumman Corp.	28,743	1,668,531
	Precision Castparts Corp.	15,862	2,596,292
	Raytheon Co.	38,073	1,827,123
	Rockwell Collins, Inc.	16,647	963,695
	Textron, Inc.	30,600	779,688
	United Technologies Corp.	99,676	7,809,615
			34,256,279
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	18,061	1,243,319
	Expeditors International of Washington, Inc.	23,325	1,041,461
	FedEx Corp.	34,896	3,192,635
	United Parcel Service, Inc. Class B	106,155	8,030,626
			13,508,041
	Airlines 0.1%
	Southwest Airlines Co.	85,643	820,460

	Auto Components 0.3%
	BorgWarner, Inc. (a)	12,070	900,784
	Goodyear Tire & Rubber Co. (The) (a)	26,881	349,453
	Johnson Controls, Inc.	74,847	2,377,889
			3,628,126
	Automobiles 0.5%
	Ford Motor Co.	418,037	5,192,019
	Harley-Davidson, Inc.	25,562	1,129,585
			6,321,604
	Beverages 2.4%
	Beam, Inc.	17,102	894,606
	Brown-Forman Corp. Class B	11,096	901,106
	Coca-Cola Co. (The)	249,851	16,872,438
	Coca-Cola Enterprises, Inc.	34,324	919,540
	Constellation Brands, Inc. Class A (a)	19,152	400,277
	Dr. Pepper Snapple Group, Inc.	23,583	915,492
	Molson Coors Brewing Co. Class B	17,329	743,241
	PepsiCo., Inc.	171,986	11,294,320
			32,941,020
	Biotechnology 1.2%
	Amgen, Inc.	87,262	5,925,962
	Biogen Idec, Inc. (a)	26,723	3,151,176
	Celgene Corp. (a)	48,835	3,550,305
	Gilead Sciences, Inc. (a)	82,630	4,035,649
			16,663,092
	Building Products 0.0%‡
	Masco Corp.	39,360	475,075

	Capital Markets 1.8%
	Ameriprise Financial, Inc.	24,890	1,332,860
	Bank of New York Mellon Corp. (The)	133,398	2,685,302
	BlackRock, Inc.	11,021	2,005,822
	Charles Schwab Corp. (The)	118,751	1,383,449
	E*TRADE Financial Corp. (a)	27,930	228,747
	Federated Investors, Inc. Class B	10,159	173,516
	Franklin Resources, Inc.	16,012	1,698,873
	Goldman Sachs Group, Inc. (The)	54,158	6,036,992
	Invesco, Ltd.	49,613	1,119,765
	Legg Mason, Inc.	13,685	348,557
	Morgan Stanley	163,261	3,044,818
	Northern Trust Corp.	26,511	1,092,518
	State Street Corp.	54,118	2,120,343
	T. Rowe Price Group, Inc.	27,792	1,607,489
			24,879,051
	Chemicals 2.3%
	Air Products & Chemicals, Inc.	23,152	2,038,071
	Airgas, Inc.	7,516	593,238
	CF Industries Holdings, Inc.	7,193	1,275,894
	Dow Chemical Co. (The)	130,007	4,356,535
	E.I. du Pont de Nemours & Co.	101,637	5,172,307
	Eastman Chemical Co.	15,134	761,543
	Ecolab, Inc.	33,018	1,995,608
	FMC Corp.	7,747	717,992
	International Flavors & Fragrances, Inc.	8,899	496,653
	Monsanto Co.	58,899	4,832,663
	Mosaic Co. (The)	32,754	1,833,241
	PPG Industries, Inc.	16,987	1,521,695
	Praxair, Inc.	32,976	3,502,051
	Sherwin-Williams Co. (The)	9,474	923,999
	Sigma-Aldrich Corp.	13,249	901,462
			30,922,952
	Commercial Banks 2.6%
	BB&T Corp.	76,688	2,085,147
	Comerica, Inc.	21,856	604,756
	Fifth Third Bancorp	101,182	1,316,378
	First Horizon National Corp.	29,000	253,170
	Huntington Bancshares, Inc.	95,054	542,758
	KeyCorp	104,824	814,482
	M&T Bank Corp.	13,820	1,102,007
	PNC Financial Services Group, Inc.	57,876	3,410,054
	Regions Financial Corp.	138,485	722,892
	SunTrust Banks, Inc.	59,073	1,215,132
	U.S. Bancorp	209,938	5,924,450
	Wells Fargo & Co.	580,124	16,945,422
	Zions Bancorp	20,273	341,397
			35,278,045
	Commercial Services & Supplies 0.4%
	Avery Dennison Corp.	11,572	314,180
	Cintas Corp.	12,130	449,416
	Iron Mountain, Inc.	20,419	629,314
	Pitney Bowes, Inc.	21,962	416,619
	R.R. Donnelley & Sons Co.	20,659	234,686
	Republic Services, Inc.	34,631	1,013,996
	Stericycle, Inc. (a)	9,363	786,679
	Waste Management, Inc.	50,639	1,760,212
			5,605,102
	Communications Equipment 2.1%
	Cisco Systems, Inc.	591,382	11,608,829
	F5 Networks, Inc. (a)	8,744	1,047,007
	Harris Corp.	12,739	522,299
	JDS Uniphase Corp. (a)	25,206	319,864
	Juniper Networks, Inc. (a)	57,864	1,211,093
	Motorola Mobility Holdings, Inc. (a)	28,996	1,120,115
	Motorola Solutions, Inc.	31,514	1,462,565
	QUALCOMM, Inc.	184,913	10,876,583
			28,168,355
	Computers & Peripherals 4.8%
¤	Apple, Inc. (a)	102,241	46,670,972
	Dell, Inc. (a)	167,984	2,894,364
	EMC Corp. (a)	224,409	5,780,776
	Hewlett-Packard Co.	218,580	6,115,868
	Lexmark International, Inc. Class A	7,899	275,675
	NetApp, Inc. (a)	39,449	1,488,805
	SanDisk Corp. (a)	26,434	1,212,792
	Western Digital Corp. (a)	25,719	934,886
			65,374,138
	Construction & Engineering 0.2%
	Fluor Corp.	18,664	1,049,663
	Jacobs Engineering Group, Inc. (a)	14,096	630,937
	Quanta Services, Inc. (a)	23,116	499,306
			2,179,906
	Construction Materials 0.0%‡
	Vulcan Materials Co.	14,217	623,558

	Consumer Finance 0.8%
	American Express Co.	111,161	5,573,613
	Capital One Financial Corp.	50,568	2,313,486
	Discover Financial Services	60,464	1,643,411
	SLM Corp.	55,965	836,677
			10,367,187
	Containers & Packaging 0.1%
	Ball Corp.	17,892	702,440
	Bemis Co., Inc.	11,328	354,340
	Owens-Illinois, Inc. (a)	18,068	434,535
	Sealed Air Corp.	21,667	431,823
			1,923,138
	Distributors 0.1%
	Genuine Parts Co.	17,123	1,092,105

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	12,785	670,062
	DeVry, Inc.	6,661	251,519
	H&R Block, Inc.	32,221	527,136
			1,448,717
	Diversified Financial Services 2.8%
	Bank of America Corp.	1,115,016	7,950,064
	Citigroup, Inc.	321,628	9,880,412
	CME Group, Inc. Class A	7,303	1,749,142
	IntercontinentalExchange, Inc. (a)	7,992	914,924
	JPMorgan Chase & Co.	418,000	15,591,400
	Leucadia National Corp.	21,794	605,001
	Moody's Corp.	21,491	800,110
	NASDAQ OMX Group, Inc. (The) (a)	14,033	347,738
	NYSE Euronext	28,822	765,512
			38,604,303
	Diversified Telecommunication Services 2.6%
¤	AT&T, Inc.	651,901	19,172,409
	CenturyLink, Inc.	67,941	2,515,855
	Frontier Communications Corp.	109,471	468,536
	Verizon Communications, Inc.	311,440	11,728,830
	Windstream Corp.	64,112	773,832
			34,659,462
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	53,124	2,101,585
	Duke Energy Corp.	146,610	3,124,259
	Edison International	35,841	1,470,915
	Entergy Corp.	19,374	1,344,168
	Exelon Corp.	72,936	2,901,394
	FirstEnergy Corp.	46,007	1,942,416
	NextEra Energy, Inc.	46,482	2,781,948
	Northeast Utilities	19,475	676,756
	Pepco Holdings, Inc.	24,967	490,851
	Pinnacle West Capital Corp.	12,011	567,640
	PPL Corp.	63,617	1,767,916
	Progress Energy, Inc.	32,453	1,763,172
	Southern Co.	94,818	4,319,908
			25,252,928
	Electrical Equipment 0.5%
	Cooper Industries PLC	17,392	1,028,215
	Emerson Electric Co.	80,938	4,158,595
	Rockwell Automation, Inc.	15,612	1,215,706
	Roper Industries, Inc.	10,613	991,148
			7,393,664
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	18,232	992,368
	Corning, Inc.	172,885	2,225,030
	FLIR Systems, Inc.	17,160	441,870
	Jabil Circuit, Inc.	20,154	456,690
	Molex, Inc.	15,084	398,821
	TE Connectivity, Ltd.	46,693	1,592,231
			6,107,010
	Energy Equipment & Services 2.0%
	Baker Hughes, Inc.	48,014	2,358,928
	Cameron International Corp. (a)	26,974	1,435,017
	Diamond Offshore Drilling, Inc.	7,647	476,408
	FMC Technologies, Inc. (a)	26,213	1,339,746
	Halliburton Co.	101,224	3,723,019
	Helmerich & Payne, Inc.	11,787	727,376
	Nabors Industries, Ltd. (a)	31,633	589,006
	National-Oilwell Varco, Inc.	46,626	3,449,391
	Noble Corp. (a)	27,770	967,507
	Rowan Cos., Inc. (a)	13,749	467,604
	Schlumberger, Ltd.	147,643	11,098,324
			26,632,326
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	47,673	3,922,058
	CVS Caremark Corp.	143,188	5,978,099
	Kroger Co. (The)	65,690	1,560,794
	Safeway, Inc.	37,391	821,854
	SUPERVALU, Inc.	23,347	161,328
	Sysco Corp.	64,893	1,953,928
	Wal-Mart Stores, Inc.	192,138	11,789,588
	Walgreen Co.	97,828	3,263,542
	Whole Foods Market, Inc.	17,574	1,301,003
			30,752,194
	Food Products 1.8%
	Archer-Daniels-Midland Co.	73,483	2,103,818
	Campbell Soup Co.	19,729	625,409
	ConAgra Foods, Inc.	45,598	1,216,099
	Dean Foods Co. (a)	20,208	217,438
	General Mills, Inc.	70,785	2,819,367
	H.J. Heinz Co.	35,228	1,826,572
	Hershey Co. (The)	16,840	1,028,587
	Hormel Foods Corp.	15,172	436,650
	J.M. Smucker Co. (The)	12,523	986,562
	Kellogg Co.	27,261	1,349,965
	Kraft Foods, Inc. Class A	194,355	7,443,796
	McCormick & Co., Inc.	14,595	737,631
	Mead Johnson Nutrition Co.	22,394	1,659,171
	Sara Lee Corp.	64,986	1,244,482
	Tyson Foods, Inc. Class A	32,137	599,034
			24,294,581
	Gas Utilities 0.1%
	AGL Resources, Inc.	12,841	533,030
	ONEOK, Inc.	11,330	942,203
			1,475,233
	Health Care Equipment & Supplies 1.8%
	Baxter International, Inc.	62,029	3,441,369
	Becton, Dickinson & Co.	23,639	1,853,534
	Boston Scientific Corp. (a)	162,976	971,337
	C.R. Bard, Inc.	9,437	873,111
	CareFusion Corp. (a)	24,709	591,781
	Covidien PLC	53,070	2,733,105
	DENTSPLY International, Inc.	15,572	587,687
	Edwards Lifesciences Corp. (a)	12,549	1,037,426
	Intuitive Surgical, Inc. (a)	4,290	1,973,014
	Medtronic, Inc.	116,095	4,477,784
	St. Jude Medical, Inc.	35,091	1,463,646
	Stryker Corp.	35,782	1,983,396
	Varian Medical Systems, Inc. (a)	12,382	815,602
	Zimmer Holdings, Inc. (a)	19,711	1,197,443
			24,000,235
	Health Care Providers & Services 2.0%
	Aetna, Inc.	39,856	1,741,707
	AmerisourceBergen Corp.	28,420	1,107,527
	Cardinal Health, Inc.	38,008	1,635,484
	CIGNA Corp.	31,403	1,407,797
	Coventry Health Care, Inc. (a)	15,872	477,271
	DaVita, Inc. (a)	10,286	841,498
	Express Scripts, Inc. (a)	53,519	2,738,032
	Humana, Inc.	17,987	1,601,203
	Laboratory Corp. of America Holdings (a)	10,902	996,334
	McKesson Corp.	27,013	2,207,502
	Medco Health Solutions, Inc. (a)	42,590	2,641,432
	Patterson Cos., Inc.	9,636	310,376
	Quest Diagnostics, Inc.	17,355	1,007,978
	Tenet Healthcare Corp. (a)	47,781	252,762
	UnitedHealth Group, Inc.	117,270	6,073,413
	WellPoint, Inc.	38,267	2,461,333
			27,501,649
	Health Care Technology 0.1%
	Cerner Corp. (a)	16,027	975,884

	Hotels, Restaurants & Leisure 1.9%
	Carnival Corp.	49,780	1,503,356
	Chipotle Mexican Grill, Inc. Class A (a)	3,443	1,264,579
	Darden Restaurants, Inc.	14,502	665,207
	International Game Technology	32,738	521,516
	Marriott International, Inc. Class A	29,493	1,016,034
	McDonald's Corp.	112,561	11,149,167
	Starbucks Corp.	81,999	3,930,212
	Starwood Hotels & Resorts Worldwide, Inc.	21,140	1,146,634
	Wyndham Worldwide Corp.	16,789	667,531
	Wynn Resorts, Ltd.	8,712	1,003,884
	Yum! Brands, Inc.	50,658	3,208,171
			26,076,291
	Household Durables 0.2%
	D.R. Horton, Inc.	30,596	425,896
	Harman International Industries, Inc.	7,712	325,447
	Leggett & Platt, Inc.	15,305	328,445
	Lennar Corp. Class A	17,692	380,201
	Newell Rubbermaid, Inc.	31,847	588,214
	Pulte Group, Inc. (a)	37,056	276,067
	Whirlpool Corp.	8,409	456,777
			2,781,047
	Household Products 2.1%
	Clorox Co. (The)	14,510	996,257
	Colgate-Palmolive Co.	53,243	4,830,205
	Kimberly-Clark Corp.	43,353	3,102,341
¤	Procter & Gamble Co. (The)	302,664	19,079,938
			28,008,741
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	70,926	905,016
	Constellation Energy Group, Inc.	22,173	807,762
	NRG Energy, Inc. (a)	25,298	427,030
			2,139,808
	Industrial Conglomerates 2.5%
	3M Co.	77,098	6,685,168
	Danaher Corp.	62,667	3,290,644
¤	General Electric Co.	1,161,381	21,729,438
	Tyco International, Ltd.	50,821	2,589,330
			34,294,580
	Insurance 3.5%
	ACE, Ltd.	37,053	2,578,889
	Aflac, Inc.	51,350	2,476,610
	Allstate Corp. (The)	55,592	1,603,829
	American International Group, Inc. (a)	48,053	1,206,611
	AON Corp.	35,564	1,722,365
	Assurant, Inc.	10,133	401,267
	Berkshire Hathaway, Inc. Class B (a)	193,399	15,156,680
	Chubb Corp. (The)	30,590	2,062,072
	Cincinnati Financial Corp.	17,830	582,684
	Genworth Financial, Inc. Class A (a)	54,006	416,386
	Hartford Financial Services Group, Inc. (The)	49,034	859,076
	Lincoln National Corp.	33,185	714,805
	Loews Corp.	33,591	1,253,280
	Marsh & McLennan Cos., Inc.	59,180	1,869,496
	MetLife, Inc.	116,347	4,110,540
	Principal Financial Group, Inc.	33,569	916,769
	Progressive Corp. (The)	67,841	1,375,815
	Prudential Financial, Inc.	51,923	2,972,073
	Torchmark Corp.	11,214	512,143
	Travelers Cos., Inc. (The)	45,408	2,647,286
	Unum Group	32,164	734,304
	XL Group PLC	35,259	714,700
			46,887,680
	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)	40,021	7,781,683
	Expedia, Inc.	10,428	337,554
	Netflix, Inc. (a)	6,090	732,018
	Priceline.com, Inc. (a)	5,476	2,899,433
	TripAdvisor, Inc. (a)	10,428	343,186
			12,093,874
	Internet Software & Services 1.7%
	Akamai Technologies, Inc. (a)	19,739	636,583
	eBay, Inc. (a)	126,390	3,993,924
	Google, Inc. Class A (a)	27,791	16,121,837
	VeriSign, Inc.	17,498	648,476
	Yahoo!, Inc. (a)	136,441	2,110,742
			23,511,562
	IT Services 3.7%
	Accenture PLC Class A	70,505	4,042,757
	Automatic Data Processing, Inc.	53,760	2,944,973
	Cognizant Technology Solutions Corp. Class A (a)	33,235	2,384,611
	Computer Sciences Corp.	17,058	440,608
	Fidelity National Information Services, Inc.	26,685	762,124
	Fiserv, Inc. (a)	15,495	974,481
¤	International Business Machines Corp.	129,656	24,971,746
	MasterCard, Inc. Class A	11,728	4,170,125
	Paychex, Inc.	35,479	1,117,588
	SAIC, Inc. (a)	30,385	390,751
	Teradata Corp. (a)	18,415	986,307
	Total System Services, Inc.	17,833	382,339
	Visa, Inc. Class A	55,947	5,630,506
	Western Union Co. (The)	68,109	1,300,882
			50,499,798
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	12,770	445,801
	Mattel, Inc.	37,253	1,154,843
			1,600,644
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc. (a)	38,196	1,622,184
	Life Technologies Corp. (a)	19,604	949,422
	PerkinElmer, Inc.	12,440	298,311
	Thermo Fisher Scientific, Inc. (a)	41,613	2,201,328
	Waters Corp. (a)	9,857	853,320
			5,924,565
	Machinery 2.1%
	Caterpillar, Inc.	71,133	7,762,033
	Cummins, Inc.	21,215	2,206,360
	Deere & Co.	45,534	3,922,754
	Dover Corp.	20,393	1,293,120
	Eaton Corp.	36,764	1,802,539
	Flowserve Corp.	6,112	673,359
	Illinois Tool Works, Inc.	53,155	2,818,810
	Ingersoll-Rand PLC	34,342	1,199,909
	Joy Global, Inc.	11,561	1,048,467
	PACCAR, Inc.	39,406	1,741,745
	Pall Corp.	12,667	755,967
	Parker Hannifin Corp.	16,620	1,340,902
	Snap-On, Inc.	6,400	361,664
	Stanley Black & Decker, Inc.	18,580	1,303,944
	Xylem, Inc.	20,304	526,077
			28,757,650
	Media 3.0%
	Cablevision Systems Corp. Class A	24,286	353,361
	CBS Corp. Class B	71,990	2,050,275
	Comcast Corp. Class A	299,751	7,970,379
	DIRECTV Class A (a)	77,619	3,493,631
	Discovery Communications, Inc. Class A (a)	29,072	1,246,608
	Gannett Co., Inc.	26,213	371,438
	Interpublic Group of Cos., Inc. (The)	50,732	524,062
	McGraw-Hill Cos., Inc. (The)	32,276	1,484,696
	News Corp. Class A	241,240	4,542,549
	Omnicom Group, Inc.	30,348	1,384,172
	Scripps Networks Interactive Class A	10,700	463,952
	Time Warner Cable, Inc.	35,105	2,587,941
	Time Warner, Inc.	110,104	4,080,454
	Viacom, Inc. Class B	60,747	2,857,539
	Walt Disney Co. (The)	197,629	7,687,768
	Washington Post Co. Class B	535	202,610
			41,301,435
	Metals & Mining 1.0%
	Alcoa, Inc.	117,081	1,189,543
	Allegheny Technologies, Inc.	11,700	531,063
	Cliffs Natural Resources, Inc.	15,732	1,136,637
	Freeport-McMoRan Copper & Gold, Inc.	104,277	4,818,640
	Newmont Mining Corp.	54,433	3,346,541
	Nucor Corp.	34,840	1,550,031
	Titanium Metals Corp.	9,057	139,297
	United States Steel Corp.	15,841	478,240
			13,189,992
	Multi-Utilities 1.3%
	Ameren Corp.	26,648	843,143
	CenterPoint Energy, Inc.	46,856	865,430
	CMS Energy Corp.	27,721	605,149
	Consolidated Edison, Inc.	32,222	1,899,809
	Dominion Resources, Inc.	62,661	3,135,556
	DTE Energy Co.	18,619	990,717
	Integrys Energy Group, Inc.	8,571	444,921
	NiSource, Inc.	30,924	702,902
	PG&E Corp.	44,650	1,815,469
	Public Service Enterprise Group, Inc.	55,653	1,688,512
	SCANA Corp.	12,694	569,072
	Sempra Energy	26,364	1,500,112
	TECO Energy, Inc.	23,736	428,435
	Wisconsin Energy Corp.	25,441	864,994
	Xcel Energy, Inc.	53,348	1,419,057
			17,773,278
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	7,211	284,763
	Dollar Tree, Inc. (a)	13,094	1,110,502
	Family Dollar Stores, Inc.	12,914	720,601
	J.C. Penney Co., Inc.	15,722	653,249
	Kohl's Corp.	27,879	1,282,155
	Macy's, Inc.	46,183	1,555,905
	Nordstrom, Inc.	17,797	878,816
	Sears Holdings Corp. (a)	4,233	178,421
	Target Corp.	73,880	3,753,843
			10,418,255
	Office Electronics 0.1%
	Xerox Corp.	152,585	1,182,534

	Oil, Gas & Consumable Fuels 9.5%
	Alpha Natural Resources, Inc. (a)	24,180	486,502
	Anadarko Petroleum Corp.	54,780	4,421,842
	Apache Corp.	42,249	4,177,581
	Cabot Oil & Gas Corp.	22,990	733,381
	Chesapeake Energy Corp.	72,524	1,532,432
¤	Chevron Corp.	219,077	22,582,457
	ConocoPhillips	146,060	9,962,753
	CONSOL Energy, Inc.	24,952	891,784
	Denbury Resources, Inc. (a)	43,702	824,220
	Devon Energy Corp.	44,432	2,835,206
	El Paso Corp.	84,837	2,279,570
	EOG Resources, Inc.	29,575	3,139,090
	EQT Corp.	16,439	830,498
¤	ExxonMobil Corp.	527,286	44,154,930
	Hess Corp.	32,783	1,845,683
	Marathon Oil Corp.	77,414	2,430,025
	Marathon Petroleum Corp.	39,219	1,498,950
	Murphy Oil Corp.	21,289	1,268,824
	Newfield Exploration Co. (a)	14,576	551,119
	Noble Energy, Inc.	19,312	1,944,139
	Occidental Petroleum Corp.	89,302	8,909,661
	Peabody Energy Corp.	29,798	1,015,814
	Pioneer Natural Resources Co.	13,463	1,336,876
	QEP Resources, Inc.	19,466	557,506
	Range Resources Corp.	17,208	989,804
	Southwestern Energy Co. (a)	38,214	1,189,984
	Spectra Energy Corp.	71,542	2,252,858
	Sunoco, Inc.	11,744	450,500
	Tesoro Corp. (a)	15,646	391,619
	Valero Energy Corp.	61,574	1,477,160
	Williams Cos., Inc.	64,839	1,868,660
	WPX Energy, Inc. (a)	21,613	356,182
			129,187,610
	Paper & Forest Products 0.1%
	International Paper Co.	48,081	1,497,242
	MeadWestvaco Corp.	18,783	552,972
			2,050,214
	Personal Products 0.2%
	Avon Products, Inc.	47,388	842,085
	Estee Lauder Cos., Inc. (The) Class A	24,574	1,423,572
			2,265,657
	Pharmaceuticals 5.7%
	Abbott Laboratories	171,368	9,279,577
	Allergan, Inc.	33,556	2,949,908
	Bristol-Myers Squibb Co.	186,410	6,009,858
	Eli Lilly & Co.	112,078	4,453,980
	Forest Laboratories, Inc. (a)	29,389	933,982
	Hospira, Inc. (a)	18,119	624,381
¤	Johnson & Johnson	300,412	19,800,155
	Merck & Co., Inc.	335,292	12,828,272
	Mylan, Inc. (a)	46,919	973,569
	Perrigo Co.	10,252	980,091
¤	Pfizer, Inc.	845,619	18,096,247
	Watson Pharmaceuticals, Inc. (a)	13,988	820,117
			77,750,137
	Professional Services 0.1%
	Dun & Bradstreet Corp.	5,347	442,785
	Equifax, Inc.	13,320	519,080
	Robert Half International, Inc.	15,727	435,481
			1,397,346
	Real Estate Investment Trusts 2.0%
	American Tower Corp.	43,235	2,745,855
	Apartment Investment & Management Co. Class A	13,302	326,697
	AvalonBay Communities, Inc.	10,460	1,422,665
	Boston Properties, Inc.	16,240	1,689,772
	Equity Residential	32,631	1,943,176
	HCP, Inc.	44,859	1,885,424
	Health Care REIT, Inc.	20,877	1,194,373
	Host Hotels & Resorts, Inc.	77,691	1,275,686
	Kimco Realty Corp.	44,766	816,980
	Plum Creek Timber Co., Inc.	17,742	688,035
	ProLogis, Inc.	50,411	1,598,533
	Public Storage	15,619	2,168,854
	Simon Property Group, Inc.	32,319	4,390,859
	Ventas, Inc.	31,673	1,846,853
	Vornado Realty Trust	20,296	1,641,540
	Weyerhaeuser Co.	59,009	1,181,360
			26,816,662
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. (a)	35,676	688,547

	Road & Rail 0.9%
	CSX Corp.	115,502	2,604,570
	Norfolk Southern Corp.	36,974	2,669,523
	Ryder System, Inc.	5,624	316,519
	Union Pacific Corp.	53,142	6,074,662
			11,665,274
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	64,400	432,124
	Altera Corp.	35,297	1,404,468
	Analog Devices, Inc.	32,778	1,282,603
	Applied Materials, Inc.	143,629	1,763,764
	Broadcom Corp. Class A (a)	53,364	1,832,520
	First Solar, Inc. (a)	6,465	273,340
	Intel Corp.	560,155	14,799,295
	KLA-Tencor Corp.	18,334	937,417
	Linear Technology Corp.	25,056	834,866
	LSI Corp. (a)	61,988	469,249
	Microchip Technology, Inc.	21,026	776,070
	Micron Technology, Inc. (a)	108,640	824,578
	Novellus Systems, Inc. (a)	7,325	345,374
	NVIDIA Corp. (a)	67,176	992,189
	Teradyne, Inc. (a)	20,247	331,038
	Texas Instruments, Inc.	125,699	4,070,134
	Xilinx, Inc.	28,873	1,035,097
			32,404,126
	Software 3.6%
	Adobe Systems, Inc. (a)	54,002	1,671,362
	Autodesk, Inc. (a)	24,950	898,200
	BMC Software, Inc. (a)	18,723	678,521
	CA, Inc.	40,707	1,049,426
	Citrix Systems, Inc. (a)	20,516	1,337,848
	Electronic Arts, Inc. (a)	36,459	677,044
	Intuit, Inc.	32,699	1,845,532
¤	Microsoft Corp.	823,604	24,321,026
	Oracle Corp.	432,854	12,206,483
	Red Hat, Inc. (a)	21,214	983,693
	Salesforce.com, Inc. (a)	14,961	1,747,445
	Symantec Corp. (a)	81,093	1,393,989
			48,810,569
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	9,456	434,409
	AutoNation, Inc. (a)	5,233	187,132
	AutoZone, Inc. (a)	3,072	1,068,687
	Bed Bath & Beyond, Inc. (a)	26,409	1,603,026
	Best Buy Co., Inc.	32,283	773,178
	Carmax, Inc. (a)	24,909	757,981
	GameStop Corp. Class A (a)	15,225	355,656
	Gap, Inc. (The)	38,166	724,391
	Home Depot, Inc. (The)	169,583	7,527,789
	Limited Brands, Inc.	27,058	1,132,648
	Lowe's Cos., Inc.	137,790	3,696,906
	O'Reilly Automotive, Inc. (a)	14,117	1,150,677
	Ross Stores, Inc.	25,433	1,292,505
	Staples, Inc.	76,941	1,125,647
	Tiffany & Co.	13,966	891,031
	TJX Cos., Inc.	41,488	2,826,992
	Urban Outfitters, Inc. (a)	12,215	323,697
			25,872,352
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	32,103	2,248,815
	NIKE, Inc. Class B	40,805	4,243,312
	Ralph Lauren Corp.	7,095	1,078,440
	VF Corp.	9,591	1,261,121
			8,831,688
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	58,026	390,515
	People's United Financial, Inc.	39,673	489,168
			879,683
	Tobacco 1.8%
	Altria Group, Inc.	226,221	6,424,676
	Lorillard, Inc.	14,852	1,594,956
	Philip Morris International, Inc.	191,080	14,287,052
	Reynolds American, Inc.	37,192	1,459,042
			23,765,726
	Trading Companies & Distributors 0.2%
	Fastenal Co.	32,474	1,515,886
	W.W. Grainger, Inc.	6,675	1,273,190
			2,789,076
	Wireless Telecommunication Services 0.1%
	MetroPCS Communications, Inc. (a)	32,279	285,347
	Sprint Nextel Corp. (a)	329,560	698,667
			984,014
	Total Common Stocks (Cost $864,242,893)		1,306,725,835	(b)

		Principal Amount	Value
	Short-Term Investments 3.4%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $45,398 (Collateralized by a Federal National Mortgage Association security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $50,000 and a Market Value of $50,320)	$45,398	45,398

	Total Repurchase Agreement (Cost $45,398)		45,398

	U.S. Government 3.4%
	United States Treasury Bills
	0.045%, due 4/5/12 (c)	42,900,000	42,896,568
	0.051%, due 4/26/12 (c)(d)	3,000,000	2,999,640

	Total U.S. Government (Cost $45,897,990)		45,896,208

	Total Short-Term Investments (Cost $45,943,388)		45,941,606

	Total Investments (Cost $910,186,281) (f)	99.9%	1,352,667,441
	Other Assets, Less Liabilities	0.1	1,285,415
	Net Assets	100.0%	$1,353,952,856

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts 0.2%
	Standard & Poor's 500 Index Mini March 2012	699	$2,260,936

	Total Futures Contracts (Settlement Value $45,721,590) (b)		$2,260,936

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(f)	At January 31, 2012, cost is $956,435,709 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$526,712,472
Gross unrealized depreciation	(130,480,740)
Net unrealized appreciation	$396,231,732

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,306,725,835	$—	$—	$1,306,725,835
Short-Term Investments
Repurchase Agreement	—	45,398	—	45,398
U.S. Government	—	45,896,208	—	45,896,208
Total Short-Term Investments	—	45,941,606	—	45,941,606
Total Investments in Securities	1,306,725,835	45,941,606	—	1,352,667,441
Other Financial Instruments
Futures Contracts Long (b)	2,260,936	—	—	2,260,936
Total Investments in Securities and Other Financial Instruments	$1,308,986,771	$45,941,606	$—	$1,354,928,377

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Short Term Bond Fund

Portfolio of Investments January 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.2%†
	Asset-Backed Security 0.9%
	Automobile 0.9%
	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, due 3/25/16 (a)	$700,000	$767,487

	Total Asset-Backed Security (Cost $767,074)		767,487

	Corporate Bonds 30.0%
	Agriculture 1.4%
	Philip Morris International, Inc. 6.875%, due 3/17/14	1,070,000	1,210,197

	Auto Manufacturers 1.4%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,117,000	1,213,455

	Banks 9.6%
	Bank of America Corp. 6.50%, due 8/1/16	645,000	687,756
	Capital One Financial Corp. 2.125%, due 7/15/14	515,000	515,806
	JPMorgan Chase & Co. 3.70%, due 1/20/15	1,235,000	1,300,666
	KeyCorp 6.50%, due 5/14/13	625,000	663,571
¤	Morgan Stanley 4.00%, due 7/24/15	1,800,000	1,794,323
	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,321,598
¤	U.S. Bancorp 3.15%, due 3/4/15	1,250,000	1,321,749
	Wells Fargo & Co. 5.00%, due 11/15/14	780,000	831,674
			8,437,143
	Beverages 1.1%
	PepsiCo., Inc. 0.80%, due 8/25/14	375,000	376,922
	SABMiller Holdings, Inc. 1.85%, due 1/15/15 (a)	585,000	586,707
			963,629
	Cosmetics & Personal Care 1.1%
	Procter & Gamble Co. (The) 0.70%, due 8/15/14	935,000	940,929

	Diversified Financial Services 1.5%
	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,297,246

	Electric 1.2%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	1,085,000	1,096,911

	Health Care - Products 1.5%
¤	St. Jude Medical, Inc. 2.20%, due 9/15/13	1,310,000	1,333,332

	Insurance 3.2%
	Hartford Financial Services Group, Inc. 4.75%, due 3/1/14	1,250,000	1,278,799
¤	MetLife, Inc. 2.375%, due 2/6/14	1,455,000	1,495,884
			2,774,683
	Media 1.0%
	NBC Universal Media LLC 2.10%, due 4/1/14	875,000	890,070

	Miscellaneous - Manufacturing 0.8%
	3M Co. 1.375%, due 9/29/16	660,000	671,501

	Office Equipment/Supplies 0.5%
	Xerox Corp. 8.25%, due 5/15/14	385,000	433,372

	Pharmaceuticals 3.9%
¤	Abbott Laboratories 2.70%, due 5/27/15	1,665,000	1,760,011
	Novartis Capital Corp. 1.90%, due 4/24/13	1,100,000	1,121,516
	Sanofi 1.20%, due 9/30/14	510,000	516,066
			3,397,593
	Semiconductors 1.1%
	Intel Corp. 1.95%, due 10/1/16	910,000	943,319

	Telecommunications 0.7%
	BellSouth Corp. 5.20%, due 9/15/14	540,000	597,404

	Total Corporate Bonds (Cost $25,552,383)		26,200,784

	Mortgage-Backed Securities 4.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.3%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	858,660	921,509
	Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6 4.75%, due 2/13/46 (b)	200,000	215,484
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	500,000	530,959
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	890,000	936,553
	RBSCF Trust Series 2010-MB1, Class A1 2.367%, due 4/15/24 (a)	790,014	808,219
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A4 5.088%, due 8/15/41 (b)	310,000	334,024

	Total Mortgage-Backed Securities (Cost $3,649,017)		3,746,748

	U.S. Government & Federal Agencies 52.3%
¤	Federal Home Loan Bank 5.8%
	2.25%, due 4/13/12	5,075,000	5,096,914

	Federal Home Loan Mortgage Corp. 1.0%
	1.00%, due 8/20/14	825,000	834,543

¤	Federal National Mortgage Association 2.3%
	1.00%, due 9/20/13	1,225,000	1,226,070
	1.625%, due 8/8/14	800,000	800,201
			2,026,271
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.3%
	4.50%, due 11/1/18	200,496	215,358

¤	United States Treasury Notes 42.9%
	0.25%, due 9/15/14	7,250,000	7,245,469
	0.625%, due 12/31/12	465,000	467,052
	0.625%, due 1/31/13	13,385,000	13,447,213
	1.25%, due 3/15/14	3,000,000	3,064,686
	1.375%, due 9/15/12	755,000	760,869
	1.50%, due 7/15/12	9,580,000	9,640,996
	2.25%, due 5/31/14	2,710,000	2,835,549
			37,461,834
	Total U.S. Government & Federal Agencies (Cost $45,334,239)		45,634,920

	Yankee Bonds 11.7% (c)
	Electric 1.3%
	Enel Finance International S.A. 3.875%, due 10/7/14 (a)	1,120,000	1,117,302

	Holding Company - Diversified 1.5%
	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,266,361

	Mining 2.9%
	Anglo American Capital PLC 9.375%, due 4/8/14 (a)	750,000	856,663
	Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	1,115,000	1,307,148
	Teck Resources, Ltd. 10.75%, due 5/15/19	325,000	397,296
			2,561,107
	Oil & Gas 5.1%
	BP Capital Markets PLC 5.25%, due 11/7/13	425,000	457,854
	EnCana Corp. 4.75%, due 10/15/13	600,000	631,051
¤	Shell International Finance B.V. 1.875%, due 3/25/13	2,000,000	2,036,212
¤	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,323,265
			4,448,382
	Telecommunications 0.9%
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	785,000	811,083

	Total Yankee Bonds (Cost $9,993,853)		10,204,235

	Total Long-Term Bonds (Cost $85,296,566)		86,554,174

	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $51,969 (Collateralized by a Federal National Mortgage Association security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $55,000 and a Market Value of $55,352)	51,969	51,969
	Total Short-Term Investment (Cost $51,969)		51,969

	Total Investments (Cost $85,348,535) (d)	99.3%	86,606,143
	Other Assets, Less Liabilities	0.7	648,694
	Net Assets	100.0%	$87,254,837

¤	Among the Fund's 10 largest issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(c)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	At January 31, 2012, cost is $85,348,535 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,306,627
Gross unrealized depreciation	(49,019)
Net unrealized appreciation	$1,257,608

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$767,487	$—	$767,487
Corporate Bonds	—	26,200,784	—	26,200,784
Mortgage-Backed Securities	—	3,746,748	—	3,746,748
U.S. Government & Federal Agencies	—	45,634,920	—	45,634,920
Yankee Bonds	—	10,204,235	—	10,204,235
Total Long-Term Bonds	—	86,554,174	—	86,554,174
Short-Term Investment
Repurchase Agreement	—	51,969	—	51,969
Total Investments in Securities	$—	$86,606,143	$—	$86,606,143

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2012 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds have utilize some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2012 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of January 31, 2012, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Debt securities (other than municipal securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Cash Reserves Fund are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments maturing in more than 60 days are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service, and are generally categorized as Level 2 in the hierarchy.The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. At January 31, 2012 Floating Rate held securities with a value of $20,330,317 were valued by single broker quotes and/or deemed to be illiquid.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadivsor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2012, the 130/30 International, Epoch International Small Cap, Floating Rate and Intermediate Term Bond Funds held securities with a value of $(163,498), $1,474,892, $2,687,201 and $2,537,796, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. At January 31, 2012, foreign equity securities held by all the Funds were not fair valued in such a manner.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	March 29, 2012

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	March 29, 2012